EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.36

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
24037804	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not signed by the Lender. Response 1 (05/07/2024 11:42AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Liabilities - Mortgage Payment History-

In addition to the subject property, borrower owns 3 additional financed properties. The credit report for all 3 properties indicated history through Feb 2024. The lender guidelines and the conditional approval required documentation to support the Feb and March payments were paid. The following mortgage statements were not provided as required: XXXX property - XXXX Mortgage to support Feb and March 2024 payments were made and document that taxes and insurance were included. XXXX mortgage to support March 2024 payment was made, and XXXX property - Movement Mtg to support the Feb and March 2024 payments were made and payment includes the taxes and insurance. Additional conditions may apply.

Response 1 (05/03/2024 11:21AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

Documentation to support the monthly HOA dues for property located on XXXX property was not provided as required by the lender guidelines and the approval.

Response 1 (05/06/2024 10:55AM)
Documentation received is sufficient. (Resolved)

(Open) Income - Rental Property Income-

Lender exception provided to allow rental income for short term rental/property type located on XXXX. Income was calculated from XXXX income for the 2nd unit and lease for the first unit with 100% of the rent used. Deemed non-material based on compensating factors. (waived)

(Open) Program Parameters - Property Type-

Lender exception provided for property type. Per the appraisal, the property is located in a rural area which is not allowed per the guidelines. Deemed non-material based on compensating factors.

(Clear) Credit - Other-

Subject transaction was a 24 month bank statement loan. The business expense ratio was provided by the borrower's CPA. Lender guidelines required documentation showing evidence of the preparer's business. Required documentation was not provided.

Response 1 (05/03/2024 11:23AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

The subject loan closed in the name of XXXX. The lender guidelines required a borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation. The Resolution was not provided as required.

Response 1 (05/03/2024 11:22AM)
Documentation received is sufficient. (Resolved)

									(Open) Appraisal - Value is not supported within 10% of original appraisal amount- CDA did not support original appraised value within -10% but client guidelines allow the lower of the valuation value to be used. Per the rating agencies this is allowed and would be an EV2 grade.	Compensating factor: 29 years self-employed with same business, 7 years in the current residence, using the business bank account as additional reserves as a comp factor, borrower has 18 months of PITIA reserves. Compensating factors: Compensating factor: 29 years self-employed with same business, 7 years in the current residence, using the business bank account as additional reserves as a comp factor, borrower has 18 months of PITIA reserves.	3	2	3	2	3	1	2	2	C	B	C	B	B	B	C	A	C	B	C	B	B	B	C	A	C	B	C	B	B	B	C	A	C	B	C	B	B	B	C	A	C	B	C	B	B	B	C	A
24072043	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Compliance Finding - Missing Business Purpose Documentation- Missing the following Business purpose documentation: The loan does not qualify as a business purpose loan. The cash out letter which states the funds will be applied to "XXXX" purchase, is not an acceptable business purpose reason as that is the borrower's Primary residence. Response 1 (08/19/2024 2:28PM) The information provided is not sufficient to cure the finding. Please Provide cash-out letter for review. (Upheld) Response 2 (08/29/2024 12:20PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The final 1003 included a mortgage with XXXX with a monthly payment of $12,979.45 and a balance of $XXXX for the borrower's primary residence. The loan file does not contain documentation confirming the payment of $12,979.45, and if it includes escrows. Additional conditions may apply.

Response 1 (08/19/2024 10:48AM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. The loan file did not contain an updated VOM for the XXXX mortgage secured by the borrower's primary residence in Bowie, MD, as required. Per the final 1003, the borrower has owned the primary residence for the past 6 years and 5 months; however, there is also a cash out letter in file indicating it was recently purchased. The loan file did not contain any documentation confirming either scenario. Additional conditions may apply.

Response 1 (08/21/2024 8:30AM)
Documentation received is sufficient. (Resolved)

(Clear) Property - Currently Listed for Sale-

The loan file contained a Letter of Explanation from the borrower indicating the subject property will be sold post closing. Additional conditions may apply.

Response 1 (08/29/2024 4:23PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/08/2024 which supported the appraisal value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24050228		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement is missing the Lender Signature. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not acknowledged by the borrower. Response 1 (07/15/2024 4:45PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Mortgage History - Missing/Incomplete- Lender Exception provided for 12 months cancelled checks to confirm mortgage history, approved with private VOM. Deemed non-material based on compensating factors. (Waived) (Open) Program Parameters - Property Type- Lender Exception provided for a rural property. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 06/14/2024 which supported the appraisal value.	Compensating Factors: Low DTI of 23.940%, Self-employed 12 years and Residual Income $20,704.84 Compensating Factors: Low DTI of 23.940%, Self-employed 12 years and Residual Income $20,704.84	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24060568		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not signed by the Lender. (Clear) Security Instrument - Name Discrepancy- The Borrowers name on the Security Instrument is inconsistent with Title. Title reflects current vested interest as an Entity, the loan file did not contain any Deeds to support the change in vested interest. Response 1 (07/11/2024 3:20PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed concurrently with a cash out refinance for the property located at XXXX; however, the loan file did not contain evidence documenting the new PITI for the concurrent loan as required. Response 1 (07/12/2024 4:23PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/23/2024 that supports the value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24060569		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the lender. (Clear) Security Instrument - Name Discrepancy- The Borrowers name on the Security Instrument is inconsistent with Title. Title reflects current vested interest as an Entity, the loan file did not contain any Deeds to support the change in vested interest. Response 1 (07/11/2024 3:35PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed concurrently with a cash out refinance for the property located at XXXX; however, the loan file did not contain evidence documenting the new PITI for the concurrent loan as required. Response 1 (07/12/2024 4:25PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/21/2024 that supported the value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24061219		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/15/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050377	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.

(Clear) Compliance Finding - Missing Business Purpose Documentation-

There are additional Compliance Findings. Missing the following Business purpose documentation: The loan does not qualify as a business purpose loan. There are conflicting cash out letters in the loan file. The cash out letter dated 06/11/2024 does not list an acceptable business purpose reason. The loan is not TRID exempt.

Response 1 (08/06/2024 12:09PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/18/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24050177		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (07/25/2024 2:12PM) The documentation provided is not sufficient to cure the finding. The signed Exhibit B by the borrower has been provided, please provide the lender signed Loan Agreement. (Upheld) (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement Exhibit "B", Entity section is incomplete. Response 1 (07/25/2024 2:06PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal dated 6/23/2024, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24038555		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - Other- Guidelines require rent loss coverage equal to 6 months of qualifying rent. Subject policy has rent loss of only $5,000. Response 1 (07/01/2024 3:05PM) Waiver granted by Investor. (Waived) (Clear) Hazard Insurance - Missing/Insufficient- The hazard insurance policy for the borrower's primary is missing from the file. Response 1 (06/25/2024 2:07PM) Still missing evidence of premium for primary residence. (Upheld) Response 2 (06/27/2024 7:52AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 4/12/2024, which supports the appraised value.	724 score. 65% LTV. 32 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24059989		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/05/2024 which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
24049334	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Property - Currently Listed for Sale-

Loan closed as a cash-out refinance XX/XX/XXXX. CDA 5/16/24 reflects property went contingent on XXXX. Online search through XXXX reflects the property is currently listed and for sale. Online search through XXXX reflects the property on XXXX for 7 days with listing updated on XXXX. Downgraded to EV2 information only. Client does not control the loan after closing. (Resolved)

(Clear) Program Parameters - Other-

Guidelines require a background check for vesting in an Entity. The file did not contain the background check for XXXX as required.

Response 1 (06/11/2024 9:54AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

Guidelines for the Alt Doc-Bank Statements program require proof the business is active by a third party source dated within 10 days of the note date. The file contained a search through XXXX dated XX/XX/XXXX for XXXX.; however, it is not dated within 10 days of the note date XXXX.

Response 1 (06/11/2024 9:55AM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The application reflects the property located at XXXX as being secured by a mortgage with XXXX #XXXX with a monthly payment of $12,108 and a balance of $XXXX. The monthly mortgage payment/payment history is not documented in the file, and whether or not the mortgage payment is escrowed, and if HOA dues apply.

Response 1 (06/11/2024 9:58AM)
Documentation received is sufficient. (Resolved)

									(Open) Appraisal - Value is not supported within 10% of original appraisal amount- CDA did not support original appraised value within -10% but client guidelines allow the lower of the valuation value to be used. Per the rating agencies this is allowed and would be an EV2 grade.		2	2	2	2	1	1	1	2	B	B	B	B	A	B	A	A	B	B	B	B	A	B	A	A	B	B	B	B	A	B	A	A	B	B	B	B	A	B	A	A	B	B	B	B	A	B	A	A
24048658		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (05/09/2024 2:12PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 04/10/2024 that supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24037926		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (05/07/2024 9:57AM) The documentation provided issufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 3/21/24 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24016560		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not acknowledged by the Lender. Response 1 (05/10/2024 11:30AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check- Missing background check for entity (XXXX) which includes liens and judgments search. The entity was formed XXXX and the business search for this entity was not provided at origination. Response 1 (05/09/2024 1:33PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 03/06/2024 which supports the original appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24048832		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The loan Agreement does not reflect the borrowers mailing address, is not signed by the lender and exhibit b is not dated at the top of the page. Response 1 (05/13/2024 3:54PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Credit - Other- Lender Exception for the borrower currently living rent free prior to consummation. Deemed Non Material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 4/16/2024 that supported the value.	Comp Factors - Borrower owns XXXX rental properties, Borrower has had 0x30 mortgage lates within the past 12 mos, 55 months post-closing reserves.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
24038299		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (05/07/2024 10:18AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow borrower living rent free. Compensating factors deem this as non-material (waived). (Clear) DSCR - Missing background check- The loan file is missing the background check including judgment and liens search on the entity, XXXX, per guidelines. Response 1 (05/06/2024 11:19AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 3/27/2024 which supports the appraised value.	Compensating Factors: Fico score 711, Borrower owned investment property 2017-2021, and DSCR 1.404%.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
24048749		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (05/07/2024 11:13AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Verification Documentation - VOR- Lender exception for living rent free at origination. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 04/14/2024 which supports the original appraised value.	Compensating Factors - 764 FICO, 26 months reserves, 1.146 DSCR.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
24027697	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Assets - Bank Statements-

The bank and/or asset statements are incomplete. The borrower was required to provide 2 months bank statements to evidence funds to close in the amount of $56,730, earnest money deposit of $1,000 and 6 months reserves of $7,724, for a total of $66,456 funds required for the subject transaction. The loan file contained evidence of $61,908in properly verified funds and there was a retirement account statement dated 02/23/2024 which reflected a balance of $XXXX, of which 70% can be used which is equal to $XXXX; however, the March 2024 statement is missing from the loan file, reflecting the balance after the withdrawal of funds and also to evidence 2 months consecutive statements. Without these funds, the borrower would be short $4,545 in funds for reserves.

Response 1 (05/03/2024 11:05AM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Missing required STR Documents-

Missing required short term rental docs per guidelines. Rents for the lookback period must be documented with either 12-monthly statements or an annual statement provided by the on-line service. In the event the borrower owns a single rental property, bank statements with deposits clearly identified/sourced as rental income can be substituted. If two or more rental properties owned, statements from an online service must be provided to associate rents received with the specific property. The lender utilized rents calculated at $2,410.19; however, the loan file did not contain documentation to support this calculation. Without this documentation, the rental income calculation would be 75% of the market rent of $2,450 which is equal to $1,837.50, resulting in a DSCR less than 1.

Response 1 (04/23/2024 11:32AM)
Documentation received is sufficient. (Resolved)

(Open) Borrower - Ineligible borrower-

Does not meet eligible borrower requirements per guidelines. The guidelines required the borrower to show a history of owning and managing a minimum of 1 vacation rental over the last 12 months to qualify for a purchase of a short term rental. The borrower is an experienced long term investor; however, the borrower does not have any experience as a short term rental investor. It should be noted that an exception was approved for this particular issue. (Waived) It should also be noted that the requirements of this exception include a DSCR above 1.

(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. The guidelines require a minimum square feet of 500. The subject property consists of only XXXX square feet, which makes the subject property ineligible.

Response 1 (05/03/2024 11:06AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/19/2024 which supports the appraised value.	Comp Factors - Experienced Long Term Investor and LTV 70% Comp Factors - Experienced Long Term Investor and LTV 70% Comp Factors - Experienced Long Term Investor and LTV 70%	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23061448		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- Lender exception on or prior to consummation for multiple 30 day lates in the last 12 months on borrower's current primary. Guideline states max 1x30 on primary mortgages. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/15/2023 supports the appraised value.	Compensating factors: qualifying FICO of 725, low LTV of 57.692%, and high DSCR of 1.917.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
23061449		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing background check- DSCR - Missing background check. Subject loan closed in an entity. Per the lender guidelines, a background report including a search for liens and judgments on the entity must be completed. The file is missing the background report. Response 1 (09/29/2023 1:51PM) Documentation received is sufficient. (Resolved) (Open) Liabilities - Mortgage Payment History- The loan file contained a lender exception to allow multiple mortgage lates in the prior 12 months for the primary residence. Determined non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contains a CDA dated 06/15/2023, which supports the appraisal value.	Compensating factors: 725 FICO Score with excellent credit for the borrower. 43.353% LTV. Primary residence mortgage is in the spouse's name only. 2.317 DSCR.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23061547	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The prepayment addendum to the Note is blank. Response 1 (09/25/2023 11:49AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check-

The loan file is missing the background check for entity XXXX as required per the guidelines. Additional conditions may apply.

Response 1 (09/21/2023 12:50PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing required STR Documents-

The appraisal in the loan file states the subject property is a short term rental. The loan file is missing the required short term rental documents. Twelve monthly statements or an annual statement provided by an on-line service to document the rent look back period is required. Additionally, a screen shot of the online listing showing the property's activity marketed as a short-term rental with documentation of future rentals booked is required to support the rental income. Additional conditions may apply.

Response 1 (09/25/2023 11:59AM)
Documentation in file supports the subject is a short-term rental. (Upheld)

Response 2 (10/24/2023 4:10PM)
Please provide executive summary referencing XXXX used for rental analysis. (Upheld)

Response 3 (10/31/2023 1:23PM)
Documentation received is sufficient (Resolved)

(Clear) DSCR - Program Parameters - Other-

Program guidelines state the maximum LTV for Cash-out refinance, DSCR less than 1, 696 credit score is 65%. The loan closed with an LTV of 75%. The final LTV of 75% exceeds the maximum LTV requirements.

Response 1 (09/25/2023 12:00PM)
Documentation in file supports the subject is a short-term rental. (Upheld)

Response 2 (10/24/2023 4:11PM)
Please provide executive summary referencing XXXX used for rental analysis. (Upheld)

Response 3 (10/31/2023 1:24PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/26/23, which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24071742		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA 7/30/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061100		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation- Missing required business documentation per guidelines. The loan file did not contain a signed Resolution to Borrow as required. Response 1 (08/16/2024 10:46AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/19/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071725	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed, marked as Final, and/or stamped as certified true and accurate. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Name of the Borrower, Date of the Loan Agreement, and Name of the Lender were not disclosed on the Exhibit B to the Loan Agreement. In addition, the Name of the Borrowing Entity was not disclosed on the signature line of the Exhibit B to the Loan Agreement.

Response 1 (08/16/2024 4:16PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/7/24 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24061238		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The request to proceed with borrower living Rent Free. Determined non-material based on compensating factors (wavied).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 8/08/2024 which supports the appraised value.	Compensating Factors: Borrower living in the same primary residence for over 22 years, Fico score 738, DSCR 2.543%, LTV 50%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24071515	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. The origination appraisal reflected the subject property was XXXX square feet which did not meet the program requirement of 600 square feet.

Response 1 (08/13/2024 12:35PM)
Waiver granted by Investor. (Waived)

(Clear) Credit Report - Aged-

The credit report was expired at the time of closing based on guides. The credit report was > 120 days at the time of closing. The origination credit report in file was dated 07/18/2023 which was expired on the note date of XXXX. Credit history and credit score to be reviewed for program eligibility. Additional conditions may apply upon receipt.

Response 1 (08/09/2024 9:32AM)
The same credit report from 1 year prior was provided. (Upheld)

Response 2 (08/21/2024 11:05AM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. The loan file did not contain an updated VOM for the XXXX secured by the borrower's primary residence as required. Additional conditions may apply upon receipt.

Response 1 (08/09/2024 9:31AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/26/2024 which supported the appraisal value.	735 score. Experienced Investor. 1.214 DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24049316		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender. (Clear) Note - Incomplete- The loan agreement is not completed correctly. Notary did not provide date of acknowledgment on page 12. Response 1 (08/30/2024 7:45AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/06/2024, which supports the original appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24050506	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing background check-

The file is missing the required background check for XXXX.

Response 1 (08/14/2024 2:34PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Borrower/Guranator is 50/50 owner of the borrowing entity XXXX with non-borrower, XXXX. Guidelines require a Guaranty signed by owners representing 51%. The loan file contains the signed Guaranty by both owner's as required along with identification; however, the loan file did not contain a limited application, authorization for a credit report or background report through FraudGuard for the non-borrowing guarantor as required.

Response 1 (08/14/2024 2:35PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 07/09/2024 which supports the original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071630	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not executed by the Lender.	(Open) DSCR - Program Parameters - Other-

The file contains a lender exception for subject property being listed for sale XXXX and withdrawn XXXX which is within 3 months of the Note date XXXX on a cash-out refinance transaction. Deemed non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

Subject loan closed with two members of the entity as personal guarantors representing 70% ownership of the entity (30% + 40%). Per the guidelines, guarantors must provide a limited application with name, address, DOB, SSN and citizenship. A credit report and fraud report, along with authorization to pull, must be obtained with guarantor meeting minimum credit score requirements. The second member, XXXX, signed the Guaranty Agreement, however, the file is missing all other required documentation.

Response 1 (08/12/2024 2:41PM)
Still missing lien/judgement searches for guarantor. (Upheld)

Response 2 (08/15/2024 8:28AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/21/24 which supports the appraised value.	Compensating Factors: experienced investor, over $400,000 in reserves, 53.50% LTV	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061020		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation- The loan file was missing the entity, XXXX, certificate of good standing or business status, required per guidelines. Response 1 (08/16/2024 10:41AM) Documentation received is sufficient. (Resolved) (Clear) Mortgage History - Missing/Incomplete- The subject loan was purchased XXXX and the payoff reflects both the July and August interest payments as due. However, the loan file was missing evidence the June mortgage interest payment was made. Response 1 (08/16/2024 10:43AM) Loan being paid off collects lump sum interest at closing. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/15/24, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050245		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The borrower signed their name in both sections of Exhibit B of the Loan Agreement. Response 1 (08/13/2024 1:11PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/26/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24061235		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Noteis incomplete: The borrower signed their name in both sections of Exhibit B of the Loan Agreement. Response 1 (08/29/2024 11:50AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is incomplete/missing. The loan file did not contain either a Title Commitment or Title Policy as required. Response 1 (08/27/2024 2:22PM) Documentation received is sufficient. (Resolved) (Clear) DSCR - Missing background check- Missing background check per guidelines. The loan file did not contain a background check for the borrowing entity, XXXX, to include a judgment and lien search as required. Response 1 (08/27/2024 2:22PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/29/2024 which supported the appraisal value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24071605		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/22/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061122		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/03/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061128		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Missing background check- Missing background check per guidelines. Missing Liens & Judgment search for bother Guarantors; missing background report for entity known as XXXX established XXXX (the loan file contains a no results search (thought not a new entity, needs a liens and judgments search). Response 1 (08/26/2024 2:08PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 07/22/2024 which supports the original appraised value.	Comp factors - Qualifying Credit Score 772, experienced investor and reserves of $223,536.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061289		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/15/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061179		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing background check- Missing background check per guidelines. Missing report for entity known as XXXX. Response 1 (08/26/2024 2:11PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 07/03/2024 which supports the original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24061189		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing background check- Missing background check per guidelines. Missing report for XXXX. Response 1 (08/26/2024 2:14PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 07/03/2024 which supports the original appraised.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071467		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/18/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071768		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/22/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24049460	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement	(Open) Mortgage History - Missing/Incomplete-

The file contains a lender exception for borrower living rent free. Deemed non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

An experienced investor is a borrower who has owned an investment property for at least 12 months during the last three years. A first time investor is a borrower who has not owned an investment property for 12 months within the last 3 years but has owned a primary residence for 12 months during the last 3 years. The borrower has been living rent free for 4 years and has only owned one investment property within 3 years which was purchased XXXX. Therefore, borrower does not meet guideline requirements for either experienced investor or first time investor.

Response 1 (09/09/2024 10:53AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/02/2024 which supports the appraised value.	Compensating factors: DSCR 1.486, FICO 714 >20 points of minimum required FICO. 714 score. 1.486 DSCR. 38 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060586		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The file contains a lender exception for rural property, two of the three (3) comps wihtin five (5) miles. XXXX properties close to all required amenities. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/09/2024 which supports the appraised value.	Compensating Factors: Experienced Investor, Assets exceeds required reserves by (6) six months, DSCR 1.065%, Fico score 709.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24048670		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Hazard Insurance - Missing/Insufficient- The loan file is missing current hazard insurance policy on the subject property to verify sufficient coverage/replacement cost. The loan file contains the invoice for the HOI confirming the premium; however, the policy or declarations page is missing to confirm coverage and rent loss. Additional conditions may apply. Response 1 (08/09/2024 9:26AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/01/2024, which supports value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24072003		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided to allow over the maximum of $100,000 cash out with a 75% LTV and a 703 FICO score. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/02/2024, which supports the appraised value.	Compensating Factors: Favorable DSCR 1.034, experienced investor	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24072005		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B of the loan agreement was not completed accurately. Response 1 (09/05/2024 1:35PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. The loan was approved with LTV at 80% with a qualifying credit score of 703; which does not meet the guideline requirement. A purchase loan with a qualifying credit score of 700 - 719 and loan amount less than 1 million requires the LTV not to exceed 75%. Additional conditions may apply. Response 1 (09/05/2024 2:01PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/02/2024, which supports the appraised value.	703 score. Experienced Investor. 1.13 DSCR.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24071693	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Inaccurate- The security instrument was not completed accurately. The security instrument was executed by utilizing an Power of Attorney; however, the Power of Attorney was not provided in the loan file. Response 1 (09/04/2024 12:44PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was missing from the loan file. Response 1 (09/04/2024 12:46PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

Lender Exception provided the use of POA for closing. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for unsourced large deposit. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for no escrow account. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Lender Exception provided to use 12 months of utility bills in lieu of tradelines. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for vesting in individual's name. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 08/02/2024, which supports the appraised value.	Compensating Factors: Favorable DSCR 1.205, LTV 60 Compensating Factors: Favorable DSCR 1.205, LTV 60 Compensating Factors: Favorable DSCR 1.205, LTV 60 Compensating Factors: Favorable DSCR 1.205, LTV 60 Compensating Factors: Favorable DSCR 1.205, LTV 60	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
24060971		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/01/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071826	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy-

Vested interest on the Security Instrument cannot be verified as accurate due to no evidence of Title Commitment found in loan file.

Response 1 (08/28/2024 2:05PM)
The documentation provided is not sufficient to cure the finding. The title commitment has been provided. Please provide a Warranty Deed from the party having vesting on title to the borrower. (Upheld)

Response 2 (09/04/2024 11:42AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

(Clear) Title Commitment - Missing/Incomplete-

The loan file is missing a copy of the Title Commitment.

Response 1 (08/27/2024 3:54PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

The loan file is missing the required Entity Background search as required by the guidelines.

Response 1 (08/27/2024 3:54PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Borrower Info-

The loan is a purchase transaction and the Borrowing Entity is XXXX. The Appraisal reflects the current Borrowing Entity (XXXX) as the "Owner of Record." It should also be noted the appraiser did not include the Condo Project Information within the report.

Response 1 (08/30/2024 3:44PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/01/2024 that supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24071529		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument cannot be verified as accurate due to Title Commitment missing from the loan file. Response 1 (08/21/2024 11:36AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 08/05/2024, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24071685		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The title of the individual signing on behalf of the entity is missing from Exhibit B of the Loan Agreement. Response 1 (08/23/2024 3:53PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a 2nd appraisal dated 7/28/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24060583	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Program Parameters - Other-

Per appraisal transfer guidelines, the appraisal invoice is required and is not in the loan file.

Response 1 (08/19/2024 10:15AM)
Recertification Invoice received, which was previously provided. Still missing actual appraisal invoice. (Upheld)

Response 2 (08/21/2024 8:32AM)
Invoice is still required. (Upheld)

Response 3 (09/06/2024 1:25PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

The loan file contains an exception for primary residence rental history, borrower lives rent free. Compensating factors deem non-material. (waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. The required desk review was not in the loan file. Response 1 (08/19/2024 10:19AM) Documentation received is sufficient. (Resolved)	Compensating Factors: 34 months reserves, lived in primary residence for 5+years.	3	2	3	2	2	2	3	1	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B	C	B	C	B	C	A	B	B
24071879		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Security Instrument - Name Discrepancy- Vested interest on the Security Instrument cannot be verified as accurate due to no evidence of Title Commitment found in loan file. Response 1 (08/22/2024 12:43PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is missing. Response 1 (08/21/2024 8:19AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/25/2024, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24060975		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow subject's square footage of XXXX for a condominium below the lender guidelines of 500 square footage. Deemed non-material based on compensating factors. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 7/16/2024 was provided and supported the appraised value.	Compensating factors Low LTV of 42.667%, experienced investor owning multiple investment properties, subject property owned since XXXX.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24061401	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument cannot be verified as accurate due to Title Commitment missing from the loan file. Response 1 (08/22/2024 1:10PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Missing required STR Documents-

Missing required short term rental docs per guidelines. The guidelines state the borrower must own an STL in the last 12 months. The file contains a lender exception to proceed without documented STR history and to use 100% of the market rents. Determined non-material based on compensating factors. (Waived)

(Open) Program Parameters - Other-

The subject property is a condo with pending litigation. Guidelines allow for litigation providing its not structural in nature. The file contains a lender exception for the pending litigation. Determined non-material based on compensating factors. (Waived)

(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. Per guides, the minimum square feet for a condo unit is 500 square feet. The subject property, which is a condo unit, is XXXX square feet. The subject property does not meet the minimum square feet.

Response 1 (08/23/2024 9:33AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/25/2024, which supports the appraised value.	Compensating factors: Credit score is 786. LTV is 58.48%. Compensating Factors: Credit score of 786. DSCR is 1.176. Compensating factors: Credit score is 786. LTV is 58.48%.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061313		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Security Instrument - Name Discrepancy- The vested interest on the security instrument cannot be verified as accurate due to Title Commitment missing from the loan file. Response 1 (08/22/2024 12:51PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete- The title commitment is missing from the loan file. Additional conditions may apply. Response 1 (08/21/2024 9:15AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/22/2024 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24071542		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The borrower signed their name in both sections of Exhibit B of the Loan Agreement. Response 1 (08/29/2024 8:26AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow an LTV of 75% with a FICO of 699. Determined to be non-material based on compensating factors. (Waived) (Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is incomplete/missing. The loan file did not contain either a Title Policy or Title Commitment for review as required. Response 1 (08/27/2024 2:29PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/26/24, which supports the appraised value.	Compensating factors: 46 months reserves, experienced investor, 1.026 DSCR.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24071642		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is missing from the loan file. Additional conditions may apply. Response 1 (08/27/2024 2:43PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/16/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071590		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/23/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071450	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The maximum LTV was 70% with a 665 credit score. However, the loan closed with a 75% LTV. Lender Exception provided for "LTV over allowed 70% at 75%." Determined non-material based on compensating factors. (Waived)

(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. A rural property was ineligible. The appraisal confirmed the subject was a rural property. Lender Exception provided for "ineligible rural property." Determined non-material based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/17/2024, which supports the original appraised value.	Compensating Factors: DSCR 1.01, purchase price $XXXX less than appraised value, Lease over 20% of market rent. Compensating Factors: DSCR 1.01, purchase price $XXXX less than appraised value, Lease over 20% of market rent.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24061085	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan agreement was missing from the loan file.

Response 1 (08/09/2024 3:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the Alta Settlement Statement provided in the loan file was the FINAL binding Statement as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.

(Open) Note - Incomplete-

The following section(s) of the Note incomplete: The Loan Agreement was not executed by the Lender.

								(Clear) DSCR - Program Parameters - Other- Borrower will not have a full 60 days of seasoning by the end of the month which is when they would like to close. Management did not sign and date the exception form. Signed approval is required. Response 1 (08/09/2024 9:29AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/05/2024 which supports the appraised value.	Compensating Factors: DSCR 1.002%, Fico score 731, and owns one other Investment property for 12 months, Reserves of $38,824.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24071546		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/18/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071566	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

Per the Guidelines when a loan closes in an LLC, a Borrower Resolution granting authority of signer to enter into the loan application was required. There are four members of the LLC in which three members did not provide any such resolution.

Response 1 (08/13/2024 12:38PM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Minimum Trade Lines-

The Lender's Guidelines required a minimum of 3 tradelines required, 1 with 24 month history, and 2 with at least 12 months history. The Borrower had 3 tradelines with 4, 31 and 14 months of history respectively, with a previous rental history provided as an additional tradeline. Deemed Non-Material based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/23/2024, whichsupports the appraised value	Compensating Factors: FICO Score is 20 points greater than minimum FICO score required, Borrower has payment history on all mortgages of 0x30x12	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061393		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 08/06/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071451	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception approving the borrower residing rent free. Determined to be non-material based on compensating factors. Waived.

(Clear) DSCR - Program Parameters - Other-

Subject loan closed with two members of the entity as personal guarantors representing 100% ownership of the entity (50% + 50%). Per the guidelines, guarantors must provide a limited application with name, address, DOB, SS# and citizenship. A credit report and fraud report along with authorization to pull must be obtained with guarantor meeting minimum credit score requirements. The second member, XXXX, signed the Guaranty Agreement and a credit report was pulled, however, the loan file is missing all other required documentation.

Response 1 (08/13/2024 12:31PM)
Still missing background check on XXXX. (Upheld)

Response 2 (08/15/2024 7:36AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/16/24, which supports the appraised value.	Compensating Factors: FICO of 725; 34 months reserves	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060863	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. The loan file confirmed there was an existing mortgage on the subject property which was paid off at closing. The mortgage history was not disclosed on the credit report and the file did not contain the mortgage history.

Response 1 (08/12/2024 2:28PM)
Mortgage history provided reflects two 30 day late payments in the most recent 12 month period. (Upheld)

Response 2 (08/27/2024 11:39AM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

The Borrower was not eligible for the subject transaction. The Borrower lives rent free and the subject property was within 25 miles from the Borrower’s primary residence.

Response 1 (08/12/2024 2:25PM)
An exception is required. (Upheld)

Response 2 (08/27/2024 11:39AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/20/2024, which supports the original appraised value.	Experienced Investor. 698 score. 70% LTV. Experienced Investor. 698 score. 70% LTV.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050229		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- ..The following section of the Note isincomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/13/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071877		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Program Parameters - Property Type- According to guidelines rural properties are not allowed. The appraisal indicates the subject as rural. Response 1 (08/27/2024 11:44AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/31/2024, which supports the appraised value.	734 score. 10 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24071909		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument cannot be verified as accurate due to Title Commitment missing from the loan file. Response 1 (08/21/2024 12:03PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete- The title commitment is missing from the loan file. Additional conditions may apply. Response 1 (08/21/2024 9:03AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/29/24, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24060935	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement is not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

Subject loan closed with both members of the entity as personal guarantors representing 100% ownership of the entity (50%/50%) Per the guidelines, guarantors must provide a limited application with name, address, DOB, SSN and citizenship. A fraud report, along with authorization to pull, must be obtained. The second member, XXXX, signed the Guaranty Agreement, however, the file is missing all other required documentation.

Response 1 (08/12/2024 2:36PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Credit Score-

The borrower's credit scores are below the minimum allowable per guidelines. An exception was made for Guarantor's credit 609 FICO; however, the borrowing guarantor's FICO is 702. The loan file is missing the required credit report, along with authorization to pull, must be obtained with guarantor meeting minimum credit score requirements. The non-borrowing Guarantor's credit report is required to document score and approve exception.

Response 1 (08/12/2024 2:35PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/09/2024, which supports the original appraised value.	Compensating factors: Experienced Investor, 10+ active tradelines with no derogatory credit, Borrower has payment history on all mortgages of 0x30x12.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24072384		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Title of the Member of the entity was not disclosed on the Exhibit B to the Loan Agreement. Response 1 (09/05/2024 12:40PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contained a lender exception provided for LTV over allowed 70% at 75%. Determined non-material based on compensating factors (waived). (Open) DSCR - Program Parameters - Other- The loan file contained a lender exception to calculate the DSCR utilizing seven (7) months of actual STR earnings. Determined to be non-material wiht compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/09/2024 which supports the appraised value.	Compensating factors: DSCR 1.275%, assets $76,778., borrower owns another STR that they have been operating for more than 12 months and earned $56,238. wit that property in 2023. Compensating factors: DSCR 1.275%, assets $76,778., borrower owns another STR that they have been operating for more than 12 months and earned $56,238. wit that property in 2023.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24071465		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The file contains a lender exception for borrower living rent free with family. Determined non-material due to compensating factors (Waived). (Clear) DSCR - Missing background check- The loan file is missing the required background search for XXXX, LLC, to include liens and judgment search. Response 1 (08/30/2024 3:18PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 8/09/2024 which supports the appraised value.	Compensating factors: DSCR 1.149%, owned subject property for 18 months.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24071775		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	(Open) Property - Previously Listed for Sale- The file contains a lender exception for property listed for sale within the last 90 days on a cash-out refinance transaction. Deemed non-material based on compensating factors (waived). (Clear) DSCR - Missing background check- The loan file did not contain a background check including a liens and judgments search on the entity, XXXX. Response 1 (08/15/2024 8:30AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a second appraisal that supported the original appraised value.	Compensating Factors- DSCR greater than 1.25, 769 FICO score 20 points greater than minimum FICO score required, borrower has been with same employment for over 5 years.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061395		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement is not signed by the lender.	(Clear) DSCR - Program Parameters - Other- Guideline requirement has not been met. Guidelines require escrow funds/impound accounts which can be waived only by management approval. The loan file contains an escrow waiver for taxes and insurance however management approval was missing from the loan file. Additional conditions may apply. Response 1 (08/13/2024 12:26PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/09/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24061404		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement is not signed by the lender.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Guidelines require escrow funds/impound accounts which can be waived only by management approval. The loan file contains an escrow waiver for taxes and insurance however no exception or management approval was provided. Additional conditions may apply. Response 1 (08/15/2024 7:33AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/13/2024, which supports the appraised value.	779 score. Experienced Investor. 27 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061190		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Condo - Other- The guidelines did not allow properties with deed restrictions. The condominium documentation confirmed a resale-deed restriction. Lender Exception provided for "re-sale deed restrictions." Determined non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/02/2024, which supports the original appraised value.	Compensating Factors: FICO 730 and clean credit, experienced investor and reserves $57,417	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24060587	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Appraisal - Aged > 120 days-

Appraisal - Aged > 120 days. The appraisal dated 3/09/24 is > 120 days at the time of closing XXXX with no updated value provided.

Response 1 (08/27/2024 1:17PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Vesting in an entity. A Borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation required and is missing from the file.

Response 1 (08/27/2024 1:21PM)
Documentation received is sufficient. (Resolved)

(Open) Condo - Other-

Condo - Other. Subject is a 1 unit condominium. The condo questionnaire reflects a reserve study has not been completed in the past 3 years. The questionnaire does not reflect a current reserve balance as required to at least the monthly HOA fee of $379 x the number of units of XXXX (budget not provided), or $16,676.

Response 1 (09/09/2024 10:57AM)
Waiver granted by Investor. (Waived)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing from the file.

Response 1 (08/27/2024 1:21PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/23/24 which supports the appraised value.	749 score. 61.80% LTV. 1.481 DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060597	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Compliance Finding - Missing Business Purpose Documentation- There are additional Compliance Findings. Missing the following Business purpose documentation: Page 2 of the Business Purpose & Occupancy Affidavit is missing. Response 1 (09/05/2024 12:43PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing from the file.

Response 1 (08/27/2024 1:41PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Aged > 120 days-

The appraisal dated 3/09/24 is > 120 days at the time of closing XXXX with no updated value provided.

Response 1 (08/27/2024 1:42PM)
Documentation received is sufficient. (Resolved)

(Open) Condo - Other-

Subject is a 1 unit condominium. The condo questionnaire reflects a reserve study has not been completed in the past 3 years. The questionnaire does not reflect a current reserve balance as required to at least the monthly HOA fee of $379 x the number of units of XXXX (budget not provided), or $16,676.

Response 1 (09/09/2024 11:07AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/23/24 which supports the appraised value.	749 score. 61.80% LTV. 1.559 DSCR.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24060599	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument cannot be verified as accurate due to Title Commitment missing from the loan file.

Response 1 (08/28/2024 1:42PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement is missing. Additionally, the Note was executed by an entity; however, the entity documents are missing. Unable to determine if signatures on note are accurate.

Response 1 (08/28/2024 1:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The Mortgage was executed by an entity, but the entity documents are missing. Unable to determine if signatures on mortgage are accurate.

Response 1 (08/28/2024 1:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Note - Incomplete-

Additional finding: 08/28/2024. The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing from the file.

Response 1 (08/27/2024 1:53PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Aged > 120 days-

The appraisal dated 3/09/24 is > 120 days at the time of closing XXXX with no updated value provided.

Response 1 (08/27/2024 1:54PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Vesting in an entity. The following documents are missing from the file: (1) a Borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation (2) the personal Guaranty Agreement, and (3) tax identification number (EIN).

Response 1 (08/27/2024 1:55PM)
Documentation received is sufficient. (Resolved)

(Open) Condo - Other-

Subject is a V unit condominium. The condo questionnaire reflects a reserve study has not been completed in the past 3 years. The questionnaire does not reflect a current reserve balance as required to at least the monthly HOA fee of $379 x the number of units of XXXX (budget not provided), or $16,676.

Response 1 (09/10/2024 11:39AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/23/24 which supports the appraised value.	749 score. 61.80% LTV. Experienced Investor. 1.539 DSCR.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24050487		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B of the loan agreement was signed incorrectly as an entity/LLC and as an individual. Response 1 (08/29/2024 11:47AM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 8/7/24 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24061382	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not signed by the lender. (Open) HUD1 - Not Final- It could not be determined that the Alta Settlement Statement provided in the loan file was the FINAL binding Statement as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.	(Open) DSCR - Program Parameters - Other-

Guidelinerequirement has not been met. Guidelines require evidence of 6 months’ rent received if lease amount is used for qualification and lease amount is greater than 20% of the market rent. The subject loan was qualified using the lease amount; however, only evidence of 1 month’s rent was present in the loan file for unit A and 2 months for unit B. The additional months’ rent are not present as required.

Response 1 (08/16/2024 10:49AM)
The full 6 month requirement was not met. (Upheld)

Response 2 (08/23/2024 9:44AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/23/2024 which supports the appraised value.	711 score. Experienced Investor. 1.239 DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24059745		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Assets - Other- The majority of assets for subject transaction are coming from refinance of another property owned by the borrower, XXXX. The file contains a HUD; however, the HUD is not executed. Please provide a completely executed HUD. Response 1 (08/14/2024 2:39PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/14/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059744	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement addendum Exhibit B is missing the printed name of Borrower. Response 1 (08/14/2024 12:03PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Hazard Insurance - Missing/Insufficient-

The file contains a lender exception for hazard insurance policy reflecting property address as XXXX instead of XXXX, addresses are one in the same per the title company. Deemed non-material based on compensating factors (waived).

(Open) Program Parameters - Cash-Out Amount-

Subject property is a cash-out refinance of a XXXX-unit property with a LTV exceeding 70%. Per the guidelines, the maximum cash-out allowed for a XXXX-unit property with LTV greater than 70% is $100,000. Borrower received cash-out in the amount of $111,357.29.

Response 1 (08/16/2024 8:41AM)
Waiver granted by Investor. (Waived)

(Open) Appraisal - Other-

The original appraisal was completed 5/23/24 with an appraised value of $XXXX. A CDA was ordered 6/5/24 which supported the value of XXXX. The file contains a revision to the original appraisal dated 7/9/24 which indicates a revised value of $XXXX. Appraiser stated, at the request of the lender, one additional sale was added after the original effective date of the report raising the value slightly. Comparable sale #4 added is located XXXX miles from the subject whereas all other sales are less than .50 miles from subject. In addition, the added sale is only XXXX years in age whereas subject and all other comparable sales are over 100 years in age. If the original appraised value of $XXXX was used for LTV calculation, LTV would increase from 75% to 76.098% which exceeds the maximum LTV allowed of 75% per the guidelines.

Response 1 (08/16/2024 8:42AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/05/2024 which supports the appraised value.	Compensating Factors- DSCR greater than 1.25, FICO Score is 20 points greater than minimum required. 756 score. 1.35 DSCR. Experienced Investor. 756 score. 1.35 DSCR. Experienced Investor.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061186	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing background check-

The subject loan closed in the name of XXXX. The lender guidelines required a background check to be provided on the LLC. Required background check was not provided.

Response 1 (08/27/2024 2:12PM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is incomplete/missing.

Response 1 (08/27/2024 2:15PM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The subject property is an investment property. The lender guidelines required rent loss coverage equal to 6 months of qualifying rent. The insurance policy provided did not reflect rent loss insurance as required.

Response 1 (08/27/2024 2:16PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 7/22/2024 was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071517		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/16/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071565		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 07/16/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061187		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing- The Security Instrument (Mortgage/Deed of Trust) is missing. Response 1 (08/13/2024 3:25PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/10/2024, which supports the original appraised value.		4	2	1	1	4	2	1	1	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	D	B
24071571		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Security Instrument - Name Discrepancy- Vested interest on the Security Instrument cannot be verified as accurate due to no evidence of Title Commitment found in loan file. Response 1 (08/23/2024 3:47PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow a non-warrantable condo with investor concentration above 75% and subject square footage below the minimum of 500. Determined to be non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/15/24, which supports the appraised value.	Compensating Factors: 771 FICO, Reserves of $582,933	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24061420	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Thefollowing section of the Note is incomplete: The Loan Agreement was notexecuted by the Lender.	(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The borrowing entity XXXX is 50% owned by Borrower 1, XXXX, and 50% owned by the non-borrowing partner, XXXX. The loan file contained a signed Guarantee Agreement from both owners as required; however the file did not contain a limited application or a credit report for XXXX as required.

Response 1 (08/29/2024 3:01PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Borrower Info-

The borrower's name on the appraisal does not match other loan file documentation. The borrower's name on the Appraisal reflects XXXX, which is not the name of the borrower or guarantor. XXXX is the name of the settlement agent.

Response 1 (08/29/2024 2:53PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The background check, including lien and judgement search, is missing for the borrowing entity known as XXXX. The loan file contains a hand typed search result saying the entity is too new or not found, but does not contain the actual search result stating the same.

Response 1 (08/29/2024 3:02PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/05/2024, which supports the original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071927		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement addendum does not have the lenders signature. (Clear) Note - Incomplete- The following section(s) of the Note are incomplete: The signature section of Exhibit B of the loan agreement is not completed correctly. The Entity representatives did not sign their names, and print their names on the correct lines and the second entity representative did not include their title Response 1 (08/30/2024 8:15AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow property for listed for sale and removed within 90 days of note. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/22/2024 which supports the appraised value.	Compensating factors: FICO 752 LTV 65	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24071585		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/16/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24049530	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The guidelines prohibit modifications to the entity structure after application. A modification to the Entity occurred after the application date to provide the guarantor 100% membership to the entity when none was previously existing. It should be noted that an exception was approved for this particular issue. (Waived)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The maximum LTV for a purchase with a qualifying DSCR of .796 and an first time investor is 75%. The subject loan closed with an LTV of 80%, which exceeds the maximum allowed. It should be noted that an exception was approved for this particular issue. (Waived)

(Clear) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. The guidelines required the borrower to supply the Entity Certificate/Articles of organization (or certification of formation) as part of the required entity documentation. However, the Entity Certificate/Articles of organization/certification of formation was missing from the loan file.

Response 1 (08/16/2024 12:01PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/18/2024 which supports the appraised value.	Comp Factors - 13 months reserves and 743 FICO Comp Factors - 13 months reserves and 743 FICO	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24071799	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Program Parameters - Other-

The subject loan closed in the name of XXXX and Note was signed by member with 51% ownership. A guarantee was provided signed by the non-purchasing entity member with 49% ownership interest. Lender guidelines require guarantors to provide a limited application, credit report and background report along with Identification documentation. None of the required documentation was provided.

Response 1 (08/29/2024 4:08PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

The subject loan closed in the name of XXXX with 2 members. The lender guidelines required a Resolution from both members to be executed. Resolution was not provided as required.

Response 1 (08/29/2024 4:06PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 7/31/2024 was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071804	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing Entity Documentation-

The loan file is missing the Resolution granting authorities of signer to enter loan obligation for: XXXX.

Response 1 (08/29/2024 4:10PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The loan file contains a Guaranty Agreement signed by a non-borrowing guarantor (XXXX). Guidelines require guarantors to provide a limited application, credit report, background report and identification documentation. The loan file was missing all of the required documentation.

Response 1 (08/29/2024 4:11PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/31/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071528		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument cannot be verified as accurate due to Title Commitment missing from the loan file. Response 1 (08/22/2024 2:24PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Credit Report - Minimum Trade Lines- Lender Exception provided for borrower not having adequate tradelines. Deemed non-material based on compensating factors. (Waived) (Open) Property - Previously Listed for Sale- Lender exception granted for property being listed for sale within the previous 90 days. Deemed non-material based on compensating factors. (Waived) (Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is incomplete/missing. Response 1 (08/21/2024 11:13AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/18/2024, which supports the original appraised value.	Compensating factors - FICO of 738, DSCR of 1.284 and 38 months reserves. Compensating factors - FICO of 738, DSCR of 1.284 and 38 months reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24071534		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the Alta Settlement Statement provided in the loan file was the FINAL binding Statement as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Assets - Minimum Reserves- The loan file contains documentation to confirm total assets of $208,105. A total of $186,751 is required for cash to close plus 6 months reserves of $21,302 for a total of $218,228. The borrower is short reserves by $10,123. Response 1 (09/04/2024 10:20AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/24/2024 which supports the appraised value.	752 score. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24071743		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B to the Loan Agreement was not executed by the Borrower. Response 1 (08/19/2024 2:59PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - LTV- The maximum LTV for a First Time Investor is 75%. The Borrower/Guarantor is a First Time Investor and the loan closed with an 80% LTV. Lender Exception provided to allow First Time Investor at 80%. Determined non-material based on compensating factors. (waived). (Clear) Title Commitment - Missing/Incomplete- The loan file is missing a copy of the Title Commitment. Response 1 (08/19/2024 11:33AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/04/2024 that supports the appraised value.	Compensating Factors: 743 Fico, 344 months PITI Reserves	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24071621	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing background check-

The loan file is missing the background check which includes judgment and liens search on the entity, XXXX. Additional conditions may apply.

Response 1 (08/16/2024 11:01AM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Borrower 1 was 50%/50% owner of the borrowing entity, XXXX, LLC, with a non-borrower, XXXX. Lender guidelines require a Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contained a signed Guaranty by both guarantors as required. However, the loan file did not contain a limited application, authorization for a credit report, background report through FraudGuard or a picture ID for the non-borrowing guarantor as required. Additional conditions may apply.

Response 1 (08/16/2024 11:06AM)
Non-borrowing Guarantor does not meet credit score requirements. (Upheld)

Response 2 (08/21/2024 8:40AM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Missing Entity Documentation-

The loan file is missing the Resolutiion granting authority of signer to enter loan obligation for XXXX. Additional conditions may apply.

Response 1 (08/16/2024 11:02AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Guidelines require that guarantors are to provide a driver's license, passport, or similar identification. The file is misisng the identification for XXXX.

Response 1 (08/16/2024 10:59AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/26/2024 which supports the appraised value.	Borrower score 760. 1.375 DSCR. 30 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24071626		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender. (Clear) Note - Incomplete- The loan agreement addendum Exhibit B is not completed correctly. The borrower is an entity and the borrower signed as both a member of the entity and as a natural person. Response 1 (08/22/2024 3:26PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Borrower currently rents primary residence in close proximity to the subject purchase of an investment property. Lender exception provided to allow without a 12 month verification of rental payments. Determined non-material based on compensating factors (waived). (Clear) Title Commitment - Missing/Incomplete- The title commitment was missing from the loan file. Additional conditions may apply. Response 1 (08/21/2024 11:49AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/16/2024 which supports the appraised value.	Compensating factors: FICO 743 and experienced investor	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061349	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) Flood Certificate - Incorrect-

The Flood Cert reflects an incorrect address of XXXX for the subject property. The correct address as reflected on Title and the Appraisal for the XXXX unit property is XXXX

Response 1 (08/08/2024 11:17AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The guidelines indicate when the loan closes in the name of an Entity, each member of the entity must receive notice of the loan and its terms prior to closing in the form of a resolution. The loan closed in the name of an LLC, inclusive of (2) members, XXXX 80% interest and a non-borrowing member XXXX 20%. The loan file is missing a Borrowing Resolution granting authority of signer to enter loan obligation.

Response 1 (08/12/2024 2:09PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/10/2024 that supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24061026		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow for an escrow holdback. Determined to be non-material based on compensating factors. Waived	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/17/24, which supports the appraised value.	Compensating factors: 705 FICO, 49 months reserves	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24071976		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not completed accurately. The borrowers signed the document as an "Entity". The borrower's signatures should be in the section titled, "Natural Person". Response 1 (08/27/2024 2:26PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/31/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24038363		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- Lender exception was provided for lack of primary housing history as required by the lender guidelines. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 7/23/2024 was provided and supported the appraised value.	Compensating factors: Experienced investor, DSCR > 1.00, 95 months of post closing reserves utilizing cash out for reserves, XXXX opened for 3 years.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059722		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 4/30/2024 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
24071854	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

(Clear) Security Instrument - Name Discrepancy-

Vested interest on the Security Instrument cannot be verified as accurate due to no evidence of Title Commitment found in loan file.

Response 1 (08/21/2024 11:55AM)
The documentation provided is not sufficient to cure the finding. The title commitment and warranty deed have been provided. Although the warranty deed dated 12/12/2022 shows vesting to borrower, the title commitment dated 07/18/2024 does not reflect the borrower as having current vesting in the property. Evidence the Warranty Deed was recorded is required. (Upheld)

Response 2 (09/03/2024 2:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement is missing the Notary acknowledgement.

Response 1 (09/03/2024 2:15PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Verification Documentation - VOR-

The Lender's guidelines required a VOR or VOM for the Borrower's primary residence. The Borrower stated on the application that he owned his primary residence, XXXX, Free and Clear. The Borrower stated he lived at this property for 4 years and 10 months. A property report pulled by the lender reflects that the Borrower purchased the property in XXXX with a mortgage of $XXXX opened in 04/2021, and subsequently took a further US Small Business Administration loan on the property in 02/2024. The Drive report also ties the loan to the property. The Credit report has a mortgage history for the primary mortgage, but no documentation is provided for the SBA loan tied to the property.

Response 1 (09/04/2024 9:26PM)
VOR from SBA provided and meets guidelines. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing.

Response 1 (08/21/2024 8:51AM)
Documentation received is sufficient. (Resolved)

(Open) Appraisal - Other-

There are additional appraisal findings. The loan file contained a lender exception to allow the appraisal to remain in the borrower's name and not in the entities name. Deemed non-material based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/29/2024 which supported the appraised value.	Compensating Factors- LTV is 10% less than max LTV, FICO Score is 727, $185,083 post-closing reserves or 53 months.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24071709		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow the cash out refinance origination LTV of 75% with a FICO score of 699. Guidelines require max LTV at 70%. Determined non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/25/24, which supports the appraised value.	Compensating Factors: 27 months reserves, experienced investor.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24071520		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/17/2024 which supported the appraisal value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071523		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the loan agreement was not completed accurately, the printed name of borrower was missing. Response 1 (08/15/2024 3:23PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/17/2024 which supported the appraisal value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24060600		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The loan program requires ACH Payment authorization on all cash out refinance with LTV's greater than 70%. The loan file is missing the ACH payment authorization. Additional conditions may apply. Response 1 (09/09/2024 11:15AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/16/2024 which supports the appraised value.	725 score. Experienced Investor. 36 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24049257	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement	(Clear) DSCR - Missing background check-

The file is missing the required background check for XXXX.

Response 1 (08/12/2024 2:12PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

The borrower is a Foreign National and no POA is allowed for Foreign Nationals. Determined non-material based on compensating factors. (Waived)

(Clear) Borrower - Identification-

The lender guidelines for a Foreign National require an unexpired passport. The passport the borrower provided stated an expiration date of 07/18/2024. The transaction closed XXXX. The borrowers passport provided is expired.

Response 1 (08/12/2024 2:13PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Theappraised value was supported within 10% and all applicable appraisalguidelines were satisfied. The loan file contains a CDA, dated 05/07/2024,which supports the appraised value	Compensating factors:DSCR is 1.321, Borrower has $71,711 in verified reserves	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24071741		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy- Vested interest on the Security Instrument cannot be verified as accurate due to no evidence of Title Commitment found in loan file. Response 1 (08/23/2024 4:18PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Appraisal - Other- The loan file contained an appraisal dated 6/26/2024 which is zoned legal non-conforming and the appraiser could not confirm that it could be rebuilt. Additional conditions may apply. Response 1 (08/29/2024 3:09PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/25/2024 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24050220	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing Signature- The Security Instrument was not fully executed by all required parties. The borrower, co-borrower and notary signature was missing. Response 1 (08/29/2024 11:43AM) The documentation provided is not sufficient to cure the finding. The executed Mortgage has been provided and is acceptable. Please provide all riders as well. (Upheld) Response 2 (09/04/2024 12:21PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

The loan file contained a lender exception for borrower 2 living rent free with relatives. Determined to be non-material based on compensating factors. (Waived)

(Clear) Assets - Minimum Reserves-

The borrowers were required to provide documentation supporting assets totaling $65,623, which included total cash to close in the amount of $58,015, and 6-months reserves for the subject property in the amount of $7,608. The loan file contained bank statements supporting total liquid assets of $58,634 which was sufficient to cover the cash to close; however, was not sufficient to meet the reserve requirement. The loan file did also contain a quarterly 401k statement supporting an additional $59,771 which was sufficient to meet the reserve requirement; however, the loan file did not contain the terms of withdrawal confirming the borrower had access to the retirement funds as required by lender guidelines.

Response 1 (09/04/2024 9:20PM)
Terms of withdrawal provided. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/18/24, which supports the appraised value.	Compensating Factors: FICO 741 for B1 and 750 for B2, Borrower is a signer on a mortgage that has been rated perfect for 29 months, $60,390-, or 47-months post-closing reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
24060716	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Compliance Finding - Missing Business Purpose Documentation- There are additional Compliance Findings. Missing the following Business purpose documentation: The loan does not qualify as a business purpose loan. There are conflicting cash out letters in the loan file. The cash out letter dated 06/07/2024 does not list an acceptable business purpose reason. Response 1 (08/30/2024 8:11AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing. The loan file does not contain a title commitment, policy or search of any kind.

Response 1 (08/27/2024 11:51AM)
Referenced documentation not received. (Upheld)

Response 2 (08/30/2024 3:33PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Borrower Info-

The borrower's nameon the appraisal does not match other loan file documentation. The appraisal reflects a borrower name of XXXX. The note reflects a borrower name of XXXX .

Response 1 (08/27/2024 11:51AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Guidelines require evidence of 2 months’ rent received if lease amount is used for qualification and lease amount is less than 20% greater than the market rent. The subject loan was qualified using the lease amount, which was greater than the market rent but within 20% above the market rent; however, no evidence of rent receipt was present in the loan file.

Response 1 (09/03/2024 2:27PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/09/2024 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24071956	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Borrower - Ineligible borrower-

Does not meet eligible borrower requirements per guidelines. The product matrix prohibited first time investors on properties with a DSCR of greater than .75 but less than 1.000. The Subject DSCR was 0.895. The Lender's guidelines defined a first time investor as "A borrower that does not meet the Experienced Investor criteria". An experienced investor is defined as "A borrower who has owned one (1) or more investment properties for at least 12 months (investment or commercial properties can be included) during the most recent thirty-six (36) month period." The Borrower owned two investment properties, but neither of which had been owned for 12 months. The Borrower did not meet the requirements for an experienced investor and was thus ineligible for the transaction due to the subject DSCR.

Response 1 (09/04/2024 10:25AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 08/05/2024, whichsupports the appraised value.	734 score. 65% LTV. 85 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060632		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The loan file contained a lender exception. The credit report dated 5/28/24 and will expire on 8/26/24. Borrower can not close until XX/XX/XXXX exception for one (1) day extra on the credit report. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/14/2024 which supports the appraised value.	Compensating Factors: DSCR 16.22%, LTV Less than 50%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24071954	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement addendum is missing the lenders signature. (Clear) Security Instrument - Name Discrepancy- The vested interest on the Security instrument cannot be verified as accurate due to the title commitment missing from the loan file. Response 1 (08/27/2024 2:14PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

A Lender exception was provided to allow credit score for the non borrowing guarantor of less than the required 700 with an LTV of 75%; however, the loan file was missing the credit report for the non borrowing guarantor.

Response 1 (08/27/2024 12:07PM)
Waiver granted by Investor. (Waived)

(Open) Property - Previously Listed for Sale-

According to guidelines a property listing must be canceled 90 days prior to the Note date for a Cash Out Refinance. The appraisal indicates that the subject property is temporarily off the market as of 7/16/2024 which is not 90 days prior to the Note date of XXXX. Additionally, the property was listed at $XXXX which would need to be used for the value and would increase the LTV to 80% which exceeds the maximum allowable.

Response 1 (08/27/2024 12:11PM)
Waiver granted by Investor. (Waived)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment is missing from the loan file. Additional conditions may apply.

Response 1 (08/27/2024 12:14PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The loan file did not contain a limited application, an authorization for a credit report, background report through FraudGuard or Identification documentation for the non borrowing guarantor as required by the guidelines.

Response 1 (08/27/2024 12:08PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 8/2/2024 which supports the appraised value.	Experienced Investor. 704 borrower score. 8 months of reserves. Experienced Investor. 704 borrower score. 8 months of reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24050398		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Program Parameters - Other- Per the guidelines, a Resolution executed by all members of the subject entity is required. The file is missing the required documentation. Response 1 (09/04/2024 9:22PM) Signed resolution provided as required. (Resolved) (Clear) DSCR - Missing background check- A background check including a search for liens and judgments was not provided for subject entity, XXXX, as required per the guidelines. Response 1 (09/04/2024 9:23PM) Background check provided and due to recently setup LLC there is no hit. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/06/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24061274		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The loan file did not contain any evidence the borrower had at least $100,000 liability insurance for the subject property as required. Response 1 (08/23/2024 9:30AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/31/2024 which supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071730		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/24/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24072245		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 8/06/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061141		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Notary Acknowledgment on the Loan Agreement was not completed. Response 1 (08/13/2024 3:21PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contains a CDS dated 7/15/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24060619		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow a 5% increase in max LTV. Per guidelines the max LTV is 65% with a 660 FICO, while the loan closed at 70% LTV. Determined to be non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/9/24, which supports the appraised value.	Compensating factors:$27,962 in reserves, good mortgage and rental payment history, and DSCR 1.106.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24061214		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/15/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061378		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/15/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071488		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/15/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071493		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Security Instrument - Name Discrepancy- Vested interest on the Security Instrument cannot be verified as accurate due to no evidence of Title Commitment found in loan file. Response 1 (08/22/2024 1:14PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/15/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24061406	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Note was executed by an entity, but the entity documents are not signed. Unable to determine if signatures on note are accurate.

Response 1 (09/03/2024 2:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Mortgage was executed by an entity, but the entity documents are not signed. Unable to determine if signatures on mortgage are accurate.

Response 1 (09/03/2024 2:10PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) DSCR - Program Parameters - Other- Lender exception provided to allow LTV up to 80% when maximum allowable is 75%, due to 696 credit score. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 08/01/2024, which supports the appraised value.	Compensating factors: Experienced investor, excess reserves	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24061272		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender. (Clear) Note - Incomplete- The loan agreement addendum Exhibit B is not completed correctly. The borrower is an entity and it is not listed on the Exhibit B. Response 1 (08/29/2024 11:52AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Appraisal - Other- Lender exception granted for 2 units being under the minimum square footage. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/10/2024, which supports the original appraised value.	Compensating factors - FCIO of 741, DSCR of 1.706 and 105 months of post closing reserves.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24071817	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

According to guidelines Personal Guaranty is required from owners of the borrowing entity representing 51% or more. In this case the borrower is 50% owner with another individual that owns the other 50%. The guaranty is signed by the borrower/guarantor as well as the non-borrower guarantor; however, guidelines also require guarantors to provide a limited application, credit report, identification documentation and background report through FraudGuard. The loan file did not contain a limited application, credit report, identification documentation or background check through FraudGuard for the non-borrowing guarantor.

Response 1 (08/19/2024 11:50AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Per the Guidelines when a loan closes in an LLC, a Borrowing Resolution granting authority of signer to enter loan application is required. There are two members of the LLC in which one member was a non-Borrower. No resolution was presenting for this member.

Response 1 (08/13/2024 12:40PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/29/2024, whichsupports the appraised value		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071744	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

(Clear) Security Instrument - Name Discrepancy-

Vested interest on the Security Instrument cannot be verified as accurate due to no evidence of Title Commitment found in loan file.

Response 1 (08/23/2024 4:24PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The following section of he Security Instrument (Mortgage/Deed of Trust) is incomplete: Page 1 of the Security Instrument was not found in the loan file.

Response 1 (08/23/2024 4:24PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 8/07/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24061273		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow a First Time Homebuyer. Borrower has not owned a home in the past three years. Lender to allow as a First Time Investor. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/25/2024 which supports the appraised value.	Compensating factors: excess reserves, DSCR 1.147	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24061432		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Borrower is an entity. The Loan Agreement addendum Exhibit B has not been executed by the Borrowing Entity. The Borrower signed their name under the Natural person section of Exhibit B. Response 1 (08/27/2024 2:09PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow ownership of second home to meet experience requirement. Determined to be non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/30/24, which supports the appraised value.	Compensating factors: 5yr rental perfect rental history, excess reserves	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24061442	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Income - Rental Property Income-

The guidelines only allowed the use of short-term rental (STR) income if the Borrower shows a history of owning and managing a minimum of 1 vacation rental over the last 12 months. The loan application indicated the Borrower only owned 1 rental property and public records revealed that property is in a rural area of Texas and not a vacation area. Lender Exception provided to allow short-term rental income to be utilized without the necessary Borrower experience. Determined non-material based on compensating factors. (Waived)

(Open) Condo - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject property was a condotel with 98% investor concentration. In addition, 11 owners own 2 units in the complex, 6 owners own 3 units in the complex and 1 owner owns 4 units in the complex. Furthermore, 9 of the property owners were over 60-days late on the HOA fees. Also, the property was a condotel. Lender Exception provided to approve the condominium complex. Determined non-material based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/25/2024, which supports the original appraised value.	Compensating Factors: FICO 748, DSCR 1.322, years at current residence 26 Compensating Factors: FICO 748, DSCR 1.322, years at current residence 26	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24071512		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. TheHUD-1 was not signed, marked as Final, and/or stamped as certified true andaccurate. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/30/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060667	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XXXX for Florida XXXXwith an incident period of XXXX and continuing which is after the original appraisal date 07/08/2024. Please provide Property Inspection to confirm no damage.

Response 1 (08/26/2024 1:58PM)
The map provided in rebuttal is not accurate. Disaster declaration as of XX/XX/XXXX reflects XXXX designated for individual public assistance. (Upheld)

Response 2 (09/03/2024 2:16PM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing. The loan file does not contain a title commitment, policy or search of any kind.

Response 1 (08/26/2024 2:05PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/10/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24060849		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/16/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071557		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/20/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061447	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Incomplete-

Security Instrument - Incomplete. The following section of the Security Instrument and Riders (Mortgage/Deed of Trust) are incomplete: The borrower is an entity. The borrower’s name does not include their title.

Response 1 (09/04/2024 2:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The borrower is an entity. The borrower’s name does not include their title.

Response 1 (08/16/2024 4:11PM)
The signature pg. 4 of the Note does not list the borrowers title of the entity. Also pg. 12 of the Loan Agreement does not list the borrowers title of the entity. (Upheld)

Response 2 (09/04/2024 2:19PM)
The documentation provided is sufficient to cure the finding. Corrected Loan agreement to include entity title provided. (Resolved)

(Open) Note - Incomplete-

Additional Finding: 09/04/2024. The following section(s) of the Note is incomplete: The loan agreement was not executed by the lender.

								(Open) DSCR - Program Parameters - Other- Escrows are mandatory unless approved via a single loan exception. Escrows on the subject loan were not impounded and no lender exception was provided. Response 1 (08/16/2024 10:51AM) Waiver granted by Investor. (Waived) (Clear) DSCR - Missing background check- Per guidelines, a background report including a search for liens and judgments on the entity is required. The loan file is missing the background report and liens/judgment search on the entity, XXXX. Response 1 (08/16/2024 10:51AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/10/24, which supports the appraised value.	782 score. 57.143% LTV. 1.303 DSCR.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061405		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The borrower signed their name in both sections of Exhibit B of the Loan Agreement. Additionally, the co-borrower section was not executed. Response 1 (09/03/2024 2:07PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete- The title commitment/policy is incomplete/missing. The loan file did not contain either a Title Policy or Title Commitment for review as required. Additional conditions may apply upon receipt. Response 1 (08/27/2024 2:25PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/08/24, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24071735		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/19/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061239		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement addendum Exhibit B is missing the printed name of Borrower. Response 1 (08/16/2024 4:00PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The lender provided an exception to use the lease rent for calculating the DSCR ratio. Guidelines require proof of two months rent receipts in order to use lease rents to qualify. The loan file contains a check for the security deposit and first months rent which is equivalent to 2 months rent. Determined to be non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/30/24, which supports the appraised value.	Compensating factors: High FICO of 811, Experienced investor	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24072100		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/26/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24072138	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The guidelines for first time investors indicates that the maximum LTV is 75%. The borrower was a first time investor owning their primary residence for over 12 months. The borrower was involved in a joint venture with a property which was recently sold and the borrower received proceeds from; however, the borrower had no ownership in the property. The subject loan closed with an LTV of 80%, which exceeds the maximum allowed. It should be noted that an exception was approved for this particular issue. (Waived)

(Clear) DSCR - Missing background check-

Missing backgroundcheck per guidelines. The guidelines require a background report including asearch for liens and judgments for all entities. The loan file is missing thebackground report for the borrowing entity XXXX .

Response 1 (08/27/2024 11:47AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/30/2024 which supports the appraised value.	Comp Factors - 11 months reserves and 720 FICO	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24071835	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement addendum is missing the lenders signature. (Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	(Open) DSCR - Program Parameters - Other-

The guidelines indicate the Borrower/Guarantor must show a history of owning and managing a minimum of 1 vacation rental over the last 12 months. The loan documents in file do not support the Guarantor has a history of owning and managing a vacation rental over the last 12 months. Lender Exception provided for "Guarantor not having experience owning or managing a vacation rental over the last 12 months." Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The guidelines indicate the appraisal is to reflect the name of the entity (as the Borrower) when the loan is closing in an entity. The loan closed with the appraisal reflecting the Borrower as XXXX. Lender Exception provided to "proceed with the appraisal in the Borrower/Guarantor's name and not the closing entity." Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/24/2024 that supports the appraised value.	Compensating Factor: 712 Fico Score, 0x30 > 60 months mortgage history, 17 months PITI Reserves Compensating Factor: 712 Fico Score, 0x30 > 60 months mortgage history, 17 months PITI Reserves	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24060745		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/1/24, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050105		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/13/2024 which supported the appraisal value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050104		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation- XXXX guidelines requires Borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Additional conditions may apply. Response 1 (08/14/2024 2:12PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/05/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050106		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing Entity Documentation- XXXX guidelines require the borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Additional conditions may apply. Response 1 (08/14/2024 2:22PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/03/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050112		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation- XXXX guidelines requires Borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Additional conditions may apply. Response 1 (08/14/2024 2:25PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/03/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050118		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing Entity Documentation- XXXX guidelines require the borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Additional conditions may apply. Response 1 (08/16/2024 8:06AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/03/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059869		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation- XXXX guidelines require the borrowing Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Response 1 (08/16/2024 10:24AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/08/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059876		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation- XXXX guidelines require the borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Additional conditions may apply. Response 1 (08/15/2024 7:29AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/08/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059877	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation-

XXXX guidelines require the borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Additional conditions may apply.

Response 1 (08/16/2024 10:26AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

The subject transaction requires 6 months reserves or $5,699 to be verified. According to the loan approval funds from a cash out refinance of another property are to be used; however, no documentation was provided to confirm proceeds of other transaction. Additional conditions may apply.

Response 1 (08/16/2024 10:28AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/05/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050278		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument is inconsistent with Title. The Vested Interest on the Security Instrument reflects an Entity that is different from the Title Commitment. The loan file did not contain a deed for the change in the Vested Interest. Response 1 (08/19/2024 1:49PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing Entity Documentation- XXXX guidelines require the borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Additional conditions may apply. Response 1 (08/15/2024 7:28AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/16/2024 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24050273		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow lender to exceed guidelines of $5,000,000 or 15 properties to a single borrower and allow XXXX additional properties. Determined non-material based on compensating factors (waived). (Clear) DSCR - Missing Entity Documentation- XXXX guidelines require the borrowing Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Response 1 (08/16/2024 8:37AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/17/2024 which supports the appraised value.	Compensating Factors: Fico score 782, DSCR 1.087%, LTV 75%.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24059857	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow a cash out refinance when the property was listed for sale within the past 90 days. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

XXXX guidelines require the borrowing Resolution/Corporate Resolution granting authority of signer to enter loan obligation. The Resolution is missing from the loan file. Additional conditions may apply.

Response 1 (08/14/2024 2:41PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow use of the appraised value instead of the lower listing price. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/08/2024 which supports the appraised value.	Compensating Factors: 782 FICO, excess reserves and experienced investor. Compensating Factors: 782 FICO, excess reserves, experienced investor	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050277		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Noteis incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow XXXX exposure for more than 15 properties. Borrower currently has XXXX and is seeking an exception for XXXX more. Lender guidelines allow maximum exposure of 15 properties or 5,000,000 million dollars. Determined to be non-material based on compensating factors. (Waived)	(Open) Appraisal - Value is supported within 10% of original appraisal amount- CDA did not support original appraised value within -10% but client guidelines allow the lower of the valuation value to be used. Per the rating agencies this is allowed but would be a EV2 grade.	Compensating factors: 782 FICO, experienced investor, 1.117 DSCR.	2	2	2	2	2	2	2	2	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
24071632		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/29/24, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071486	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B to the Loan Agreement was executed by the Borrower as an Entity and Natural Person. Response 1 (08/29/2024 12:15PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check-

Missing background check per guidelines. The background check, including lien and judgement search, is missing from the loan file for the borrowing entity.

Response 1 (08/19/2024 10:07AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

DSCR - Program Parameters - Other. Subject loan closed with both members of the entity, Borrower one XXXX, and a non-borrower, XXXX, as personal guarantors representing 100% ownership of the entity (50%/50%). Per the guidelines, guarantors must provide a limited application with name, address, DOB, SSN and citizenship, and provide authorization for a credit report and background report. In addition, all guarantors must meet the credit and background requirements for the loan program, and the guarantors credit score must meet the minimum program qualifying score. The non-borrowing guarantor, XXXX, signed the Guaranty Agreement, and provided photo identification; however, the loan file is missing all other required documentation.

Response 1 (08/19/2024 10:08AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/23/2024, which supports the original appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24060875		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/25/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061317		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/19/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24071794	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - LTV-

The loan file contained a lender exception to allow rent free on the borrower's primary residence. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The loan file contained a lender exception to allow the max LTV from 75% to 80% with a credit score of 701. Determined non-material based on compensating factors (waived).

(Clear) Assets - Minimum Reserves-

The borrower is short verified assets of $2748 in the required reserves. Total required assets/reserves $27,163 ($19,480 to close + $4958 reserves) - total verified assets $24,414 results in a reserve shortage of $2748. The loan file is missing documentation to support the reserve shortage.

Response 1 (08/19/2024 11:38AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Bank Statements-

Guidelines require two months assets statements on any asset used to cover the cash to close. The loan file is missing the 2nd month, May 2024, asset statement with XXXX using to support funds to close.

Response 1 (08/21/2024 8:48AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/31/2024, which supports the appraised value.	Compensating factors: DSCR is 1.452. Credit score is 701. Compensating factors: DSCR is 1.452. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
23104364		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract Addendum - Missing- Per the final HUD1, the seller is paying a closing cost credit to the buyer of $5000. However. the loan file is missing the contract addendum reflect the seller credit of $5000. Response 1 (01/08/2024 1:37PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 10/30/23, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
23083193M	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Title Commitment - Other-

The title commitment is older than 90 from the note date and is expired. Note date is XXXX and the title commitment is dated 08/23/2023.

Response 1 (03/25/2024 4:32PM)
Explanation for correct matrix for XXXX and IXXXX matrix provided and meets requirements. (Void)

(Clear) Assets - Other-

The bank statements in file are expired. Guidelines require 2 consecutive asset statements dated within 90 days of the note. Note date is XXXX. Bank statements are dated 08/31/2023.

Response 1 (03/25/2024 4:32PM)
Explanation for correct matrix for XXXX and XXXX matrix provided and meets requirements. (Void)

(Clear) Credit Report - Aged-

The credit report was expired at the time of closing based on guides. The credit report was > 120 days at the time of closing. Note date is XXXX. Credit report date is 09/12/2023. An updated report was provided, dated 03/21/2024; however, the report did not contain any scores.

Response 1 (03/25/2024 4:33PM)
Explanation for correct matrix for XXXX and XXXX matrix provided and meets requirements. (Void)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 12/8/23, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23061935M	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other-

The subject loan modification is being audited as a rate and term refinance as submitted by the lender and indicated on the executive summary provided for the modification. When considering the PITI payment for the modification the monthly PITI will be $1,797.60 with an estimated rental income per the appraisal dated 11/1/23 of $1,750 the DSCR is currently 0.974. The appraisal states the property is currently vacant and the loan file does not include any documentation indicating the property is currently occupied. Investor guidelines require a rate and term refinance with a DSCR between .75 and 1 to be occupied to be eligible.

Response 1 (03/26/2024 12:05PM)
Executive summary in file stated market rent from Vision rental analysis was used which is allowed per guidelines. DSCR recalc is 1.0 and meets guidelines. (Void)

(Clear) Program Parameters - Credit Score-

The borrowers FICO score per the 6/20/23 credit report provided is 666. Per investor guidelines for the XXXX program a minimum FICO of 680 is required. An updated report was provided; however, no scores are reflected on the report.

Response 1 (03/26/2024 11:47AM)
Guidelines and matrix to use was XXXX therefore credit score meets matrix. (Void)

(Clear) Program Parameters - Other-

The loan file is missing updated asset documentation as well as an updated credit report as require per investor guidelines. The credit report in the loan file is dated 6/20/23 with the asset documentation dated 7/19/23. The loan modification was dated XX/XX/XXXX. All documentation must be refreshed within 60 days prior to completion of the modification to permanent financing. An updated report was provided; however, no scores are reflected on the report.

Response 1 (03/25/2024 4:37PM)
Explanation for correct matrix for XXXX and XXXX matrix provided and meets requirements. (Void)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XXXX dated 11/6/23 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23061977M	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - LTV-

The loan file contains a lender exception allowing for the subject at an 80% LTV when the investor guidelines would limit the LTV to 75%. Compensating factors deem this as non-0material. (Waived)

(Open) Assets - Other-

The asset documentation provided in the loan file does not meet investor guidelines. The loan file contains 1 months bank statement for XXXX #XXXX CK and 1 month bank statement for XXXX #XXXX CK. Per investor guidelines funds must be seasoned for 60 days for both XXXX and XXXX programs.

Response 1 (04/16/2024 12:14PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 12/18/2023 which supports the appraised value.	Compensating Factors: Good overall credit history- Repeat XXXX client- Good reserves 19 months. Compensating Factors: Good overall credit history- Repeat XXXX client- Good reserves 19 months.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23104440	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Prepayment Addendum was missing the terms.

Response 1 (01/17/2024 3:40PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately.The notary date was dated XXXX which was the day prior to the borrower signature on XXXX.

Response 1 (01/17/2024 3:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A

								(Clear) Appraisal - Repairs- The appraisal indicated repairs and improvements were required to support value, and no final inspection or evidence of completion was found in the file. Response 1 (01/17/2024 2:09PM) Please clarify how page 10 overcomes value subject to. (Upheld) Response 2 (05/31/2024 4:57PM) 1004D provided and work has been completed. (Resolved) (Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Lender Exception provided for Non-Arms Length Sale. Determined non-material based on compensating factors (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 11/15/2023, which supports the original appraised value.	Compensating factors - FICO of 787, DSCR of 1.61 and 74 months of post closing reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061184		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/10/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060939		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender signature is missing on page 12 of 12 of the loan agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/9/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060691	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The Lender signature is missing from page 12 of the Loan Agreement.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Exhibit B of the Loan Agreement reflects the Name as the LLC and not the Borrower's name.

Response 1 (08/05/2024 2:24PM)
The documentation provided is not sufficient to cure the finding. The name of the borrower has been typed in the correct line of the entity section; however, the change has not been initialed by the borrower. (Upheld)

Response 2 (08/08/2024 1:34PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) DSCR - Missing background check- Missing background check per guidelines. The loan file did not contain a background check to the borrowing entity, XXXX, to include a judgment & lien search as required. Response 1 (08/06/2024 11:49AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/17/2024, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24060864		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The Exhibit B to the Loan Agreement Signature Line did not disclose the printed name for the Natural Person signing the document. Response 1 (08/06/2024 9:56AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender's Exception - Lender allowed the DSCR to be lower than 1 for a first-time investor. Compensating factors deems as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/19/2024, which supports the appraised value.	Compensating factors - 714 mid score, 15 months reserves, 18 years homeowner	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24060659	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: Evidence of the Loan Agreement was not found in the loan file. Response 1 (07/29/2024 2:35PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

XXXX Lender guidelines require a Personal Guaranty is required from one or more owners representing a majority ownershp interest and any individual whose assets were used to qualify for the loan. (51% or more). The loan file is missing the personal Guaranty. Additional conditions may apply.

Response 1 (07/24/2024 10:29AM)
Still missing personal guarantee. (Upheld)

Response 2 (07/29/2024 11:33AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The entity is required to provide a valid EIN number. The loan file is missing the entity valid EIN number. Addtional conditions may apply.

Response 1 (07/24/2024 10:26AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/17/2024 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24060657		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/17/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061306	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

According to guidelines, Personal Guaranty is required from owners of the borrowing entity representing 51% or more. In this case the borrower is 40% owner with another individual that owns 30%. The guaranty is signed by the borrower/guarantor as well as the non-borrower guarantor; however, guidelines also require guarantors to provide a limited application, credit report, identification documentation and background report through FraudGuard. The loan file did not contain a limited application, credit report, identification documentation or background check through FraudGuard for the non-borrowing guarantor.

Response 1 (08/09/2024 9:15AM)
Still missing background report on XXXX. (Upheld)

Response 2 (08/13/2024 12:20PM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The guidelines required a minimum $100,000 liability coverage. Per the hazard insurance policy, this coverage was excluded.

Response 1 (08/09/2024 9:16AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/15/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24060546		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contained a CDA dated 7/09/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060628	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement is missing the lender signature. (Clear) Note - Incomplete- The following section of the Note is incomplete: Managing Member executed Exhibit B of the Loan agreement by signing in the wrong signature box. Managing Member signed in the natural person signature box rather then the entity signature Box. Response 1 (07/23/2024 8:37AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The loan file contained a lender exception to move forward with no primary housing expense history, borrower lives rent free with family, and to use an additional rental property owned by the co-owner of the borrowing entity for experience. Deemed non-material based on compensating factor. (Waived)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The origination credit report in file reflected the borrower had one individual tradeline opened and active for four months, and three additional authorized user accounts. Lender guidelines require a minimum of three tradelines, with one open for 24 months and active within the most recent six months, and the two remaining tradelines must be rated for twelve months and may be opened or closed. Lender guidelines state authorized user accounts are not allowed as an acceptable tradeline. The borrower did not meet the tradeline requirement.

Response 1 (07/16/2024 3:30PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/18/2024 which support the appraised value.	Compensating factors: FICO 728 DSCR 1.526 LTV 65% 728 score. 65% LTV. 1.526 DSCR.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061224		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/16/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050065	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

Borrower/guarantor is 25% owner of the borrowing entity, XXXX, with a non-borrower, XXXX, 25% ownership,XXXX 25% owership, XXXX 25% ownerhips. Lender guidelines require a Guaranty to be signed by one or more ownership representing a majortiy ownership (51%). The loan file contained a signed Guaranty by all owners/members as required; however, the loan file did not contain a limited application, authorization for credit report and background report through FraudGuard or identification for the non-borrowering guarantors as required. Additional conditions may apply.

Response 1 (08/23/2024 2:13PM)
All docs received for XXXX. Still missing credit, background, and ID for XXXX. (Upheld)

Response 2 (08/23/2024 2:59PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow use of STR income from 1007. Compensating factors deem this as non-material (waived).

(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow maximum cash out of $650,000. Compensating factors deem this as non-material (waived).

(Open) DSCR - Program Parameters - Other-

According to guidelines the maximum LTV for a cash out refinance of a short term rental is 70% The subject closed with an LTV of 75% which exceeds the maximum allowable.

Response 1 (08/06/2024 11:33AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained two appraisals one dated 6/22/2024 and the other dated 6/23/24 which supports the appraised value.	Comopensating Factors: DSCR 1.288%, Borrower has payment history on all mortgages of 0x30x12 and Fico score 724. Compensating Factors: DSCR 1.288%, Borrower has payment history on all mortgages of 0x30x12 and Fico score 724. Comopensating Factors: DSCR 1.288%, Borrower has payment history on all mortgages of 0x30x12 and Fico score 724.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24071505		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement	(Open) DSCR - Program Parameters - Other- The file contains a lender exception for borrower living rent free. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/15/2024 which supports the appraised value.	Compensating Factors: LTV is 10% less than max LTV, FICO score is 40 points greater than minimum FICO score required	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24071623		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/16/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061339		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Contract Addendum - Missing- The loan file is missing the contract addendum for Seller Concessions in the amount of $5,500 as reflected on the Settlement Statement signed at closing. In addition, the loan file contains Addendum #3, however, missing addendum #1 & #2. Response 1 (08/02/2024 1:22PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/10/2024 that supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24071728		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - Loan Amount- The subject transaction is a cash out refinance. The property was purchased XX/XX/XXXX which is <6 months from Note date XXXX. Per the guidelines, the loan amount cannot exceed the total of purchase price + settlement costs + improvements. The file is missing the HUD from purchase and documentation of improvements to calculate maximum loan amount. Additional conditions may apply. Response 1 (08/16/2024 8:33AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 7/23/2024 which supports the appraised value.	784 score. 1.779 DSCR. 33 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060510		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Exception provided for use of appraised value when borrower has owned the subject for less than 6 months. Borrower purchased the subject on XXXX. Compensating factors deem this immaterial. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/18/2024, which supports the appraised value.	Compensating factors: DSCR 1.731, FICO 788, Experienced Investor with 6 properties and no mortgage lates, 4 years owning primary, 11 year on job, and multiple tradelines.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24048852	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The Individual/s name and title with the Entity was not disclosed under the signature line of Exhibit B of the Loan Agreement. Response 1 (08/01/2024 1:54PM) The documentation provided is sufficient to clear the finding.	(Open) Borrower - Ineligible borrower-

The file contains a lender exception for borrower not meeting first time investor guidelines due to primary residence owned solely by spouse. Deemed non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

The file contains a lender exception for subject property only XXXX square feet when minimum required is 500 square feet. Deemed non-material based on compensating factors (waived).

(Open) Condo - Other-

The file contains a lender exception for LTV 70% and subject project having investor concentration >90% when guidelines require a maximum of 65% LTV for investor concentration >75% and up to 90%. Deemed non-material based on compensating factors (waivid).

(Clear) DSCR - Program Parameters - Other-

Subject loan closed in an entity with the Guaranty Agreement reflecting two guarantors. Per the guidelines, guarantors must provide a limited application with name, address, DOB, SSN and citizenship, provide ID such as driver’s license or passport. A credit report and fraud report, along with authorization to pull, must be obtained with guarantor meeting minimum credit score requirements. The file is missing the required documentation for XXXX.

Response 1 (08/01/2024 7:05AM)
Still missing Fraud Report on non-borrowing Guarantor. (Upheld)

Response 2 (08/05/2024 12:34PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Subject loan closed in an entity with three members. Per the guidelines, when a loan closes in an entity, each member of the entity must sign a Resolution outlining terms of subject loan. The file is missing the required documentation.

Response 1 (08/05/2024 12:36PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 05/31/2024 that supports the appraised value.	Compensating Factors: DSCR 1.403, minimal debt Compensating Factors: DSCR 1.403, minimal debt Compensating Factors: DSCR 1.403, minimal debt	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24050198	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement is missing the lender signature.	(Clear) Condo - Documentation-

Subject property is a condominium. The condo questionnaire is required and was not provided.

Response 1 (07/12/2024 3:20PM)
Documentation received is sufficient. (Resolved)

(Open) Condo - Other-

The subject is a condominium. Lender guidelines allowed no more than 20% of the total units in the project to be 60 days or more past due on the condominium/HOA fees. A lender exception was provided to allow more than 20%; however, due to missing the condo questionnaire, the lender exception was not validated.

Response 1 (07/12/2024 3:21PM)
Waiver granted by Investor. (Waived)

(Clear) Credit - Other-

Lender guidelines required that each member of the entity receive notice of the loan terms prior to closing in the form of a resolution. The required resolution was not provided as required.

Response 1 (07/12/2024 3:21PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX, LLC desk review dated 6/9/2024 was provided and supported the appraised value.	755 score. 70% LTV. 1.404 DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060615		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided for "Max LTV of 75% with a 709 FICO and delayed financing." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/01/2024, which supports value.	Compensating Factors: Reserves of 1.5 Million, DSCR of 2.046, 22 years at present address	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24060721	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) DSCR - Missing Entity Documentation-

The guidelines indicate each member of the entity must receive notice of the loan and its terms prior to closing in the form of a resolution. The loan file is missing the Resolution evidencing all members were notified of the loan/loan terms.

Response 1 (07/30/2024 11:08AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

The guidelines indicate a Personal Guaranty is required from one or more owners representing a majority ownership interest (51% or more). The entity consists of 3 members XXXX (33.334%, XXXX (33.333%) and XXXX (33.333%). A minimum of 2 members are required as Personal Guarantors to meet the 51% interest requirement. XXXX signed the Guaranty agreement, however the loan file is missing the required application, credit report and background check as required for all Personal Guarantors.

Response 1 (07/30/2024 11:08AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 06/14/2024 that supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24061021		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - LTV- The subject loan was a cash out refinance on a XXXX unit property. The subject's LTV was 75%. Per the lender guidelines on a refinance, 2 - 4 unit properties may have one unit vacant. Per the appraisal, both units were vacant. Lenders guidelines for property type restrictions required a 5% LTV reduction when units(s) are vacant on a 2 - 4 unit property. Maximum LTV with the 5% reduction would be 70%. Response 1 (08/06/2024 11:57AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX, LLC desk review dated 07/08/2024 was provided and supported the appraised value.	734 score. 1.344 DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061312		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Compliance Finding - Missing Business Purpose Documentation- Missing the following Business purpose documentation: The loan does not qualify as a business purpose loan. There are conflicting cash out letters in the loan file. The cash out letter dated 06/25/2024 does not list an acceptable business purpose reason. The loan is not TRID exempt. Response 1 (08/09/2024 3:18PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The guidelines indicate that Borrowers are ineligible when they live rent-free, and the subject property is within 25 miles of the primary residence. The Borrower lived rent-free and the subject property was XXXX miles from the Borrower’s primary residence. The loan file contained a lender exception allowing the transaction even though the Borrower lived rent free and allowing the use of a credit report from a previous lender. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/09/2024, which supports the original appraised value.	Compensating factors: Reserves $89,000, 37 years at present address, 65% LTV	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24050480		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the loan agreement did not have the Entity/LLC name, was not signed and not completed accurately. Response 1 (07/29/2024 1:59PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/25/24, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24061391	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) Assets - Minimum Reserves-

According to guidelines 6 months reserves in the amount of $19,796 are required. Cash to close of $775,030 + $19,796 for a total of $794,826 to be verified. The loan file contains documentation to support assets of $790,398. The borrower is short reserves by $4,428.

Response 1 (07/29/2024 12:19PM)
In rebuttal, the $110,000 deposit is only reflected in the funds available section. It must also be reflected in the funds required section. (Upheld)

Response 2 (08/01/2024 7:23AM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Program Parameters - Other-

According to guidelines Personal Guaranty is required from owners of the borrowing entity representing 51% or more. In this case the borrower is 50% owner. The guaranty is signed by the borrower/guarantor as well as the non-borrower guarantor; however, guidelines also require guarantors to provide a limited application, credit report, identification documentation and background report through FraudGuard. The loan file contains a limited application for the non borrowing guarantor; however, no credit report, identification documentation or background was provided for the non-borrowing guarantor.

Response 1 (07/29/2024 12:16PM)
Still missing credit report, identification documentation, and background check for the non-borrowing guarantor.

Response 2 (08/01/2024 7:21AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/09/2024, which supports the appraised value.	755 score. 1.485 DSCR. 35% LTV.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061080	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other-

The guidelines indicate all open judgments, garnishments, and outstanding liens affecting title must be paid off prior to or at closing. The Borrower/ Guarantors background search from FraudGuard reflected (2) unpaid tax liens (02/09/2007 for $XXXX & 11/08/2001 for $XXXX). Lender Exception provided for "unpaid tax liens." Determined non-material based on compensating factors. (Waived)

(Open) DSCR - Program Parameters - Other-

The guidelines indicate Modifications to the entity ownership structure after the application date in general are not accepted. Any modification made to the ownership structure after the application date must be approved by management. The Entity consists of (2) members,XXXX. The Ownership interest at application was 50%/50%. The loan file contains an Addendum to the Operating Agreement dated 07/14/2024, changing the ownership interests to 90% XXXXr and 10% XXXX. The loan file is missing documentation to support management approval at origination.

Response 1 (08/07/2024 3:08PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 0 / /2024 that supports the appraised value.	Compensating Factors: 765 Fico, 53 months PITI Reserves, Experienced Investor Compensating Factors: 765 Fico, 53 months PITI Reserves, Experienced Investor	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061341	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.

(Clear) Note - Incomplete-

The loan agreement addendum Exhibit B is not fully executed by the borrower. XXXX signature is missing.

Response 1 (08/14/2024 9:57AM)
The Exhibit B provided is not legible and we cannot determine XXXX signed the document. Please provide a clear copy similar to the Exhibit B provided in the original loan file and make sure they are signing only in the Natural Person section not the entity. (Upheld)

Response 2 (08/16/2024 2:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Assets - Large Deposits/Unacceptable-

Total required funds for closing and reserves were $XXXX. XXXX #XXXX with a balance of $XXXX was used in the required funds. Large transfers from account # XXXX, dated XXXX in the amount of $XXXX and transfer dated XXXX in the amount of $34,000 were included in the balance of the account. Lender guidelines required a letter of explanation on the deposits and copies of the bank statements the transfer were made from. Required documentation was not provided. Without these funds, borrower would be short of required funds for closing and reserves.

Response 1 (08/07/2024 3:16PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

The appraisal utilized for the transaction was complete for another lender. The lender guidelines required a transfer letter from the original lender, with an invoice and first generation report. The required transfer letter was not provided.

Response 1 (08/07/2024 3:17PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Subject transaction is for a purchase of a LTR investment property. Subject appraisal was transferred from another lender. The appraiser completed comparable rent schedule using seasonal market rent (STR) per the request of the lender. Borrower would not qualify using the STR guidelines.

Response 1 (08/07/2024 3:19PM)
Referenced documentation not received. (Upheld)

Response 2 (08/12/2024 2:05PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 7/3/2024 was provided and supported the appraised value.	796 score. 38.66% LTV. 12 months of reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24060751		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/17/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060883		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Credit - Other- The file contains a lender exception for borrower living rent-free and subject property being within 25 miles of primary residence. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/2/2024 which supports the appraised value.	Compensation factors: LTV 51.622 Fico 770	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24061125	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was missing.

Response 1 (08/01/2024 3:49PM)
The loan agreement was provided, however it is not signed by the lender in the spot indicated. Strength updated to EV2.

(Open) HUD1 - Not Final-

It could not be determined that the Alta Settlement Statement provided in the loan file was the FINAL binding Statement as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.

(Clear) Compliance Finding - Missing Business Purpose Documentation-

There are additional Compliance Findings. Missing the following Business purpose documentation: The Occupancy affidavit was missing from the loan file.

Response 1 (08/01/2024 3:51PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. XXXX guidelines require the guaranty to be executied at loan closing and dated the same date as the Note. The personal Guaranty is missing from the loan file. Additional conditions may apply.

Response 1 (08/02/2024 1:13PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. XXXX guidelines require the borrower to acknowledge the intended purpose of the subject property by completing and signing/dating the appropriate sections of the Occupancy Certification. The loan file is missing the Occupancy Certification. Additional conditions may apply.

Response 1 (08/02/2024 1:13PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/08/2024 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24061126	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other-

Per the guidelines, current mortgage on subject property may only have one 30 day late payment in the last 12 months. The payoff dated 7/3/24 is reflecting loan is due for 6/1/24 which indicates payment is 30 days late. In addition, the payoff indicates default interest due in the amount of $9,803.26, late charges of $682.24 and other unpaid fees of $2,955.00 due. A mortgage payment history provided reflects interest payments due 3/1/24 and 4/1/24 were received 4/30/24 and 5/9/24. Per documentation provided, borrower has more than one 30 day late payment within the last twelve months.

Response 1 (08/05/2024 1:27PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/01/2024 which supports the appraised value.	65% LTV. Experienced Investor. 22 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050450		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The title of the Entity member is missing on Exhibit B of the Loan Agreement. Response 1 (07/15/2024 2:48PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The file contains a lender exception to allow over 20% ownership by one individual entity and over 80% of total investors owners in subject condo complex. Deemed non-material based on compensating factors (waived). (Clear) DSCR - Program Parameters - Other- Subject loan closed in an entity. Per the guidelines, when a loan closes in an entity, each member of the entity must sign a Resolution outlining terms of subject loan. The file is missing the required documentation. Response 1 (07/15/2024 1:20PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/12/2024 which supports the appraised value.	Compensating Factors: DSCR 1.666, FICO 777, over $30,000 in reserves	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061218		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) DSCR - Missing Third party rent estimate- Missing required Third party rent estimate per guidelines. The loan file is missing the third party verification reflecting the market rent $3131.00 used to calculate the DSCR. Additional conditions may apply. Response 1 (07/25/2024 2:43PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/08/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059904		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Credit - Other- The title commitment reflects a third mortgage with XXXX and XXXX recorded May 24, 2022 to be satisfied. The mortgage is not being paid off on the HUD and no documentation was provided to confirm this mortgage has been satisfied. Additional conditions may apply. Response 1 (07/29/2024 10:59AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/13/2024, which supports value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050426		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other- Lender's Exception - Lender allowed the total number of owner-occupied units to be less than 25% as required. Compensating factors deems as non-material. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/19/2024, which supports the appraised value.	Compensating factors - 41 months reserves, 724 mid score, 1.408 DSCR	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24061356		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/2/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060839		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/16/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060826		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing HUD- Missing HUD as required. The subject property was purchase on XXXX. Guidelines state that delayed financing requires that the source of funds from the purchase transaction be documented. The loan file is missing the final HUD from the purchase needed to document the funds used to purchase the property. Additional conditions may apply. Response 1 (08/08/2024 1:18PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/16/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050026		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the loan agreement was not completed accurately. Response 1 (08/27/2024 2:05PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/4/24 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24050033		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not signed by the lender.	(Clear) Assets - Minimum Reserves- Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Required reserves of $11,272 are required for the subject Limited Cash Out Refinance. The underwriter notes indicate cash out proceeds from another transaction for loan number ending in XXXX will be utilized for subject reserves in the amount of $13,452. The loan file does not contain a HUD or CD to document these proceeds for reserves. Response 1 (08/01/2024 7:14AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/04/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050028		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Program Parameters - Loan Amount- The loan amount of $XXXX does not meet the minimum loan amount of $75,000 required by guidelines. A lender exception was provided for the loan amount of $XXXX. Determined non-material based on compensating factors. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/04/2024 which supports the original appraised value.	Comp factors - well established investor & qualifying credit score 745.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24050023		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - Other- Per the guidelines for a 2-4 unit property, the minimum square feet for each unit is 500. Subject's second unit is XXXX square feet. Response 1 (08/05/2024 1:03PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/04/2024 which supports the original appraised value.	745 Score. 1.636 DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060893		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/27/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060533	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) DSCR - Program Parameters - Other-

The loan file contained a lender exception for the borrower not meeting the tradeline requirement of 1 active tradeline for 24 months. The borrower's maximum open and active tradeline was rated for 23 months. Determined to be non-material based on compensating factors. Waived.

(Clear) DSCR - Program Parameters - Other-

The borrower does not meet the minimum required experience. Per guidelines the borrower must own an investment property for 12 months in the past 3 years to be considered an experienced Investor, or if the borrower is considered a first time Investor, they must own a primary residence for 12 months during the last 3 years. The borrower purchased the subject property on XXXX, and there is no documentation in file confirming the borrower has had ownership in any additional Investment properties for 12 months in the past 3 years, or has had ownership in a primary residence for 12 months in the past 3 years as required.

Response 1 (08/09/2024 8:50AM)
REO Schedule is not proof of experience without documentation. (Upheld)

Response 2 (08/13/2024 12:04PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. The loan file did not contain a signed Resolution to borrower as required.

Response 1 (08/09/2024 8:49AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/27/24, which supports the appraised value.	Compensating Factors: FICO 731, 1.318 DSCR, 25 months post-closing reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060538	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

Subject loan closed in an entity which has 2 members. Each member has 50% interest in the entity. Per the guidelines, when a loan closes in an entity, a personal guarantor with a least 51% majority is required. Since both members only have 50% interest in the entity, then both must be a guarantor. In addition, guarantors must provide a limited application with name, address, DOB, SSN and citizenship, and provide an ID such as a driver’s license or passport. A credit report and fraud report, along with authorization to pull, must be obtained with guarantor meeting minimum credit score requirements. The second member, XXXX, signed the Guaranty Agreement as required. However, the file is missing all the required documentation for the second member.

Response 1 (08/02/2024 12:42PM)
Documentation received is sufficient. (Resolved)

(Open) Mortgage History - Missing/Incomplete-

The file contains a lender exception for borrower living rent free. Deemed non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

Per the guidelines, an experienced investor must have owned an investment property for 12 months during the last 3 years, an inexperienced investor must have owned a primary residence for 12 months in the last 3 year. The borrower has not owned a primary residence since 2022 per letter provided. The Fraudguard reflects a property located at XXXX which sold XXXX indicating borrower on deed along with XXXX as of XXXX however, prior deed dated 1/11/16 only reflects XXXX. Unable to determine if borrower owned the property for at least 12 months to determine if borrower is a First Time Investor, or a First Time Homebuyer in which borrower would be ineligible. Additional conditions may apply.

Response 1 (08/02/2024 12:45PM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Program Parameters - Other-

Per the guidelines when a loan closes in a LLC, a Borrowing Resolution granting authority of signer to enter loan application is required. There are two members of the LLC in which one member, XXXX, did not sign the Resolution.

Response 1 (08/02/2024 12:43PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 06/18/2024 was provided that supported the appraised value.	Compensating Factors: Repeat XXXX Client, 10+ active satisfactory tradelines 702 score. 1.139 DSCR. 44 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24037941	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

Note -Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not executed by the Borrower.

Response 1 (07/23/2024 1:53PM)
The referenced documentation was not received. Please provide theExhibit B for review. (Upheld)

Response 2 (07/24/2024 1:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.

								(Open) Credit Report - Other- Lender exception provided to allow tenant occupied with a verbal month to month agreement and no lease agreement. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/4/2024 which supports the appraisal.	Compensating factor: excess reserves, experienced investor.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24060771		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing. Response 1 (07/22/2024 2:54PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. Response 1 (07/18/2024 4:12PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/24/2024, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24050375		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/24/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060901	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Compliance Finding - Missing Business Purpose Documentation-

There are additional Compliance Findings. Missing the following Business purpose documentation: The loan does not qualify as a business purpose loan. There are conflicting cash out letters in the loan file. The cash out letter dated 06/12/2024 does not list an acceptable business purpose reason. The loan is not TRID exempt.

Response 1 (07/25/2024 3:04PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not fully executed by the borrower.

Response 1 (07/25/2024 3:05PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/23/2024, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24061172		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/03/2024 that supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060629		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender. (Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement addendum Exhibit B is not completed correctly. The borrower is an entity and the borrower signed as both a member of the entity and as a natural person. Response 1 (08/01/2024 2:37PM) The documentation provided is sufficient to clear the finding.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/18/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24059919		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/13/24, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050012		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section(s) of the Note are incomplete: The Borrower's signature is missing from Exhibit B of the Loan Agreement. Response 1 (07/11/2024 12:58PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/7/24, which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24049160		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The loan agreement addendum Exhibit B is not completed correctly. The borrower is an entity, and the borrower signed as both a member of the entity and as a natural person. Response 1 (08/08/2024 1:16PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement notarization was not complete. Response 1 (08/08/2024 1:17PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check- The loan file is missing the background check which includes judgment and liens search on the entity, XXXX, per XXXX guidelines. Response 1 (08/07/2024 2:32PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA dated 5/17/2024 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24071522	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Note was executed by an entity, but the entity documents provided are not signed. Unable to determine if signatures on note are accurate.

Response 1 (08/09/2024 3:22PM)
The documentation provided is not sufficient to cure the finding. The Resolution for the LLC has been provided. The Resolution by itself is not sufficient to determine the accuracy of the Note and Security Agreement. Typically a Resolution is completed to change something in the Original Operating Agreement, whether it be adding or removing a Member or something else. Without the Original Operating Agreement we cannot determine the accuracy of the Resolution. Please provide the Operating Agreement/LLC documents for review (Upheld)

Response 2 (08/15/2024 3:17PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Mortgage was executed by an entity, but the entity documents provided are not signed. Unable to determine if signatures on mortgage are accurate.

Response 1 (08/09/2024 3:22PM)
The documentation provided is not sufficient to cure the finding. The Resolution for the LLC has been provided. The Resolution by itself is not sufficient to determine the accuracy of the Note and Security Agreement. Typically a Resolution is completed to change something in the Original Operating Agreement, whether it be adding or removing a Member or something else. Without the Original Operating Agreement we cannot determine the accuracy of the Resolution. Please provide the Operating Agreement/LLC documents for review (Upheld)

Response 2 (08/15/2024 3:18PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

Guidelines require the hazard insurance to included liability insurance with a minimum of $100,000. The loan file is missing the subject property liability insurance of $100,000.

Response 1 (08/08/2024 3:28PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

Per guidelines, foreign borrowers without US credit must provide evidence of two credit references reporting for two years with activity in the most recent 12 months. The loan file is missing the borrower's two credit references. Additional conditions may apply.

Response 1 (08/09/2024 9:24AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 07/15/2024 which supports the original appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24060843		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/26/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060730	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B to the Loan Agreement was executed by the Borrowers a both an Entity and Natural Person. Response 1 (08/07/2024 1:52PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

The guidelines indicate Borrower(s) must show a history of owning and managing a minimum of 1 vacation rental over the last 12 months. The Borrower(s) have prior investor experience, however, not with Short Term Rentals. Lender Exception provided for "< 12 months experience managing Short Term Rentals" Determined non-material based on compensating factors. (Waived)

(Clear) Credit Missing - One or More Reports Missing-

The loan file is missing credit report(s) for both the borrower and co-borrower supporting a qualifying fico score of 766 as reflected on the Loan Approval.

Response 1 (08/07/2024 2:58PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/15/2024 that supports the appraised value.	Compensating Factors: 68 months PITI Reserves, DSCR 1.527	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061384	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B to the Loan Agreement Signature Line did not disclose the printed name for the Natural Person signing the document. Response 1 (08/07/2024 11:06AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Mortgage History - Missing/Incomplete-

The guidelines indicate a maximum 1x30 < 12 months mortgage history is permitted. The Borrower credit report reflects a 2x30 < 12 months mortgage history on their primary residence mortgage. Lender Exception provided for "2x30 < 12 month mortgage history." Determined non-material based on compensating factors (waived).

(Open) Appraisal - Other-

The appraisal in file reflects the Property Rights as a "Leasehold." The Property Rights on the appraisal should reflect "Fee Simple" as shown on the Title Commitment.

Response 1 (08/05/2024 3:47PM)
Client request to waive as issue is a clerical issue only. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/18/2024 that supports the appraised value.	Compensating Factors: 692 Fico > 680 min required, 94 months post close PITI reserves, experienced investor Comp factor - Reserves $97,209 and experienced investor.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24060976	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other-

Guidelines require escrow funds/impound accounts which can be waived only by management approval. The loan file contains an escrow waiver for taxes and insurance however management approval was missing from the loan file. Additional conditions may apply.

Response 1 (07/24/2024 11:14AM)
Waiver granted by Investor. (Waived)

(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XXXX for Texas XXXXwith an incident period ofXXXX which is after the original appraisal date 06/24/2024. Please provide Property Inspection to confirm no damage.

Response 1 (07/24/2024 11:13AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/27/2024, which supports the appraised value.	778 score. Experienced Investor. 1.19 DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050096	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) Verification Documentation - VOR-

The loan application reflected that the borrower had resided in the current residence for 17 years with no primary housing expense. The Executive Summary reflected that the borrower lives with parents. However, the loan file did not contain a rent free letter verifying that there was no primary housing payment and no housing payment history was obtained as required.

Response 1 (08/15/2024 7:20AM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Management review and exception are required for allIXXXX loans when a living rent free explanation letter is provided in place of rental or mortgage payment history. It should be noted that an exception was approved for this particular issue; however, the required rent free letter was missing from the loan file.

Response 1 (08/15/2024 7:20AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/17/2024 which supports the appraised value.	710 score. Experienced Investor. 1.343 DSCR. 710 score. Experienced Investor. 1.343 DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050477		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: - Exhibit B of the Loan Agreement was not executed by the borrower. Response 1 (07/29/2024 1:36PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. The final loan application list the borrower rents their primary residence. Guidelines state if the borrower's rental history is not reported on the credit report, a VOR must be provided. The loan file is missing the VOR that verifies the rental history. Response 1 (07/29/2024 10:53AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/07/2024, which supports the appraised value.	Experienced Investor. 1.325 DSCR. 23 months of reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24059875	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception to allow mortgage rating of 1X30 on short term rental. Deemed non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception to allow 6 months short term rental history. Deemed non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception to allow non-warrantable condo with 1.104 DSCR, 664 FICO and use of 75% of value of STR appraisal. Deemed non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/4/24 which supports the appraised value.	Compensating Factors: LTV of 11.956%, 59 months reserves. Compensating Factors: LTV of 11.956%, 59 months reserves. Compensating Factors: 11.956 LTV, 59 months reserves.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24060513	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement is not signed by lender.

(Clear) Security Instrument - Incomplete-

The Security Instrument was executed by an entity, but the entity documents are not executed. Unable to determine if signature on the mortgage is accurate.

Response 1 (07/30/2024 12:34PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Note - Incomplete-

The Note was executed by an entity, but the entity documents are not executed. Unable to determine if signature on the note is accurate.

Response 1 (07/30/2024 12:35PM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Pending approval litigation. Exception approved on 7/03/24 pending approval litigation. Compensating factors deem this as non-material. (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/13/2024 which supports the appraised value.	Compensating Factors: Excess reserves, Fico score 736, DSCR	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24049493		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/27/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24049490		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) Assets - Cash to Close- The file did not contain evidence the borrower had the proper amount of funds required to close. The loan file is short $6,311. funds to close. Response 1 (08/01/2024 7:11AM) 9 months reserves, or $11,645 was required. $3,666 in XXXXand $1,668 allowable cash out proceeds available, for a total of $5,334. $6,311 shortage. (Upheld) Response 2 (08/05/2024 12:54PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/15/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24060933		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender signature is missing on page 12 of 12 of the loan agreement. (Clear) Note - Incomplete- The following section of the Note is incomplete: On Exhibit B of the loan agreement, the borrower is an entity; however, signed as a natural person. In addition, the name reflects the state and the type of entity reflects LLC and not Managing Member. Response 1 (08/12/2024 2:36PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - LTV- The file contains a lender exception for 80% LTV with a 715 credit score when 720 is minimum score allowed for 80% LTV. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 6/21/2024 that supports the appraised value.	Comp factors - DSCR greater than 1.25, experienced investor, 715 FICO	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24061287		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/02/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060756	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) DSCR - Missing Entity Documentation-

The guidelines indicate an Operating Agreement or an ownership statement from the member of Single member LLCs is required. The borrowing Entity is a single member LLC. The loan file is missing an ownership statement from the Borrower/Guarantor.

Response 1 (08/07/2024 3:05PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

The guidelines indicate the DSCR calculation for long term rentals are the lower of the actual rents from lease agreement(s) or long-term market rents from either Fannie Mae® Form 1007 or Form 1025. To calculate the DSCR, Form 1007 and the existing lease agreement if tenant occupied, is required. The Lease rent is $1,125 and the Market Rent is $1,885. $1,320 gross rents were used to qualify at origination. Lender Exception provided for "Use of 120% of Lease Rent to qualify." It should be noted < 120% of lease rent was used to qualify at origination $1,320 vs. $1,350. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/02/2024 that supports the appraised value.	Compensating Factors: 118 months PITI Reserves, Experienced Investor	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060853		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/27/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050371	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) DSCR - Program Parameters - Other-

File is missing the required documentation. Borrowers are foreign nationals with no credit reports. XXXX guidelines require (2) two references from a verified financial institution in the borrower's country of origin. Provide (2) two open tradelines for (2) two years with activity in the most recent 12 months. Additional conditions may apply

Response 1 (08/09/2024 9:04AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

The loan file is missing the required entity background search for XXXX., to include liens and judgment search.

Response 1 (08/09/2024 9:04AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/22/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24048615	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) DSCR - Program Parameters - Other-

The guidelines indicate the DSCR calculation for long term rentals are the lower of the actual rents from lease agreement(s) or long-term market rents from either Fannie Mae® Form 1007 or Form 1025. To calculate the DSCR, Form 1007 and the existing lease agreement if tenant occupied, is required. The Lease rent is $3,100 and the Market Rent is $3,200. The higher Market rent was used to qualify at origination. Lender Exception provided for "Use of higher Market Rent to qualify." It should be noted an exception was not required, per guidelines, 1007/1025 may be used for gross rents if within 20% tolerance of actual lease. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The guidelines indicate Cash-out Refinances with a DSCR >1.00 and a Borrower qualifying fico of 698, is subject to a 70% max LTV. The loan closed with a 75% LTV.

Response 1 (08/08/2024 12:55PM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Missing Entity Documentation-

The Guidelines indicate each member of the entity must receive notice of the loan and its terms prior to closing in the form of a resolution. The loan file is missing a Borrowing Resolution granting authority of signer to enter loan obligation.

Response 1 (08/08/2024 12:54PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/08/2024 that supports the appraised value.	Compensating Factors: Experienced Investor, 18 months PITI Reserves Compensating Factors: Experienced Investor, 18 months PITI Reserves	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050444		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow rent free living with the borrower's current residence on a cash out refinance. Deemed non-material based on compensating factors. (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/13/2024 which supports the appraised value.	Compensating Factors: DSCR: 1.121%, FICO of 764, LTV is 5% less than maximum LTV.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24061396		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The loan agreement was not executed by the lender. (Clear) Note - Incomplete- The Loan Agreement Exhibit B, Entity section was inaccurate. The borrower signed as an Entity and should have signed as an individual. Response 1 (08/16/2024 2:50PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/09/2024 which supported the appraisal value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24050121		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided for first time investor with DSCR less than 1. Determined non-material based on compensating factors (waived). (Clear) DSCR - Missing background check- The loan file is missing the background search for the borrowing entity to include liens and judgment search. Response 1 (07/16/2024 4:20PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/14/2024, which supports the appraised value.	Compensating Factors: FICO 773, Excess Reserves of $51033	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060782		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) DSCR - Missing background check- The loan file is missing the background check which includes judgment and liens search on the entity, XXXX, per XXXX guidelines. Response 1 (07/25/2024 2:39PM) Documentation received is sufficient. (Resolved) (Clear) DSCR - Missing background check- The loan file is missing the background check which includes judgment and liens search on the entity, XXXXper XXXX guidelines. Response 1 (07/25/2024 2:40PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/26/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24061257		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 07/10/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24049240		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the loan agreement was not completed accurately, the printed name of borrower and title are missing. Response 1 (07/18/2024 3:56PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/4/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24071591		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information.	(Clear) DSCR - Missing background check- Missing background check per guidelines. Per the guidelines, a background report including a search for liens and judgments on the entity must be completed. The file is missing the required documentation. Response 1 (08/01/2024 7:26AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/15/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24061191		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/14/2024 that supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061066	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Assets - Other-

There are additional asset findings. The Lender's Guidelines required the Borrower's assets to be located in the Borrower's own account. The Borrower's assets were proceeds from a sale of land shared with parents, which were kept in mothers account. An exception was provided for this issue. Deemed not material Waived based on compensating factors (waived).

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The hazard insurance policy did not have the minimum required $100,000 liability insurance.

Response 1 (08/01/2024 7:17AM)
Documentation received is sufficient. (Resolved)

(Clear) Borrower - Residency Alien Documentation-

The Borrower indicates Non-Permanent Resident Alien status and presented an Employment Authorization Document which expired 08/14/2024. The Lender's Guidelines state "a valid Employment Authorization Document (EAD) is required for US employment if borrower is not sponsored by a current employer. If the EAD will expire within six (6) months of loan application, it is acceptable to obtain a letter from the employer documenting the borrower’s continued employment and continued EAD renewal sponsorship." The loan file did not contain any sponsorship letter from an employer to indicate that the Borrower's status would be renewed.

Response 1 (07/30/2024 9:59AM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/08/2024 that was supportive of the appraised value.	Comp factors - FICO score is 20 points greater than minimum FICO, Borrower has lived in Primary for 5+ years.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060666	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement is inaccurate. The "Name" section is blank. Response 1 (07/30/2024 11:06AM) The borrower only has their printed name in the entity signature section. They signed as an individual. The borrower needs to sign the in the entity section. (Upheld) Response 2 (08/15/2024 1:06PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Borrower 1 was 50%/50% owner of the b orrowering entity, XXXX, with a non-borrower, XXXX. Lender guidelines require a Guaranty to be signed by one or more owners representing a majority ownershp (51%). The loan file contained the signed Guaranty by both guarantors as required. However, the loan file did not contain a limited appliation, authorization for credit report and background check, for the non-borrowing guarantor as required. Additional condtions may apply.

Response 1 (07/25/2024 2:33PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/21/2024 which supports a appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24060671	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Appraisal - Other-

The guidelines indicate properties for which the appraisal indicates condition ratings of C5 or C6, or a quality rating of Q6, as determined under the Uniform Appraisal Dataset (UAD) guidelines are ineligible for financing. Purchases are only considered if the issue has been corrected prior to loan funding and with proper documentation. The appraisal in file reflects a property condition rating of C5. Appraiser noted water from an unknown source in the basement, recommended an inspection of the foundation and identified mold. The appraisal was made "as is" and no documentation the identifies issues were addressed or repaired/inspected.

Response 1 (08/26/2024 1:52PM)
Waiver granted by Investor. (Waived)

(Open) Credit Report - Aged-

The guidelines indicate the credit report may not be more than 90 days old at closing. The loan file contained a lender exception to allow the credit report for Borrower/Guarantor 1 to be 97 days old on the Note Date of XXXX. Determined non-material based on compensating factors. (Waived)

(Clear) DSCR - Missing Entity Documentation-

The guidelines require a Background Search on the Borrowing Entity. The loan file is missing a copy of the Entity Background Search for XXXX.

Response 1 (08/08/2024 12:59PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/26/2024 that supports the appraised value.	Compensating Factors: 787 Fico, 81 months PITI Reserves, Experienced Investor Compensating Factors: 787 Fico, 81 months PITI Reserves, Experienced Investor	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061033		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not acknowledged by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/08/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061343		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/09/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050364	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) Income - Rental Property Income-

Lender Exception provided for using lease rental income for both units at $6,500 per month, which exceeds the market rent of $5,000 per month. Lender exception stipulation to allow $6,000 maximum rental income. Deemed non-material based on compensating factors. (Waived)

(Clear) Mortgage History - Missing/Incomplete-

Lender guides require the Borrower's primary residence to be current at the time of closing. The origination credit report reflected the borrower's primary residence mortgage was current through 03/2024; however, the loan file did not contain any updated documentation confirming that mortgage was current as of the closing date of XXXX.

Response 1 (08/06/2024 11:42AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The subject loan was delivered with an LTV of 80% based on a loan amount of $XXXX, a purchase price of $XXXX, and an appraised value of $XXXX. The origination appraisal in file reflected a value of $XXXX, which increased the LTV to 80.108% LTV, which exceeds the program maximum of 80%.

Response 1 (08/06/2024 11:44AM)
Waiver granted by Investor. (Waived)

(Clear) Hazard Insurance - Missing/Insufficient-

The hazard insurance policy in file reflected total rent loss coverage of $28,030, which did not meet the guideline requirement of 6 months based on the market rent of $5,000 per month, or the qualifying rent of $6,000 per month as required.

Response 1 (08/06/2024 11:46AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 06/12/2024 which supported the appraisal value.	Compensating Factors: 726 Fico, repeat borrower, experienced investor with XXXX additional mortgaged properties, and 17 years payment history on credit Compensating Factors: 726 Fico, repeat borrower, experienced investor with XXXX additional mortgaged properties, and 17 years payment history on credit	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050068		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement does not included the Lender Signature.	(Open) Program Parameters - Other- Loan exception provided for borrower living rent free with brother. Deemed non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/21/2024 which supports the appraised value.	Compensating factors: repeat XXXX client, 40 months reserves, DSCR 1.58	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24061006		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note -Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/13/2024 that supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24059881	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The borrowers name is missing from the signature line on Exhibit B of the loan agreement.

Response 1 (08/01/2024 2:36PM)
The documentation provided is not sufficient to clear thefinding. Although the borrower signed the loan agreement, their printed name is missing.

Response 2 (08/05/2024 1:37PM)
The documentation provided is not sufficient to clear the finding. The borrower is a Natural Person and the printed name is in the Entity Signature Section. Provide an executed Loan Agreement with the printed name under the borrowers signature in the correct section. (Upheld)

Response 3 (08/07/2024 10:56AM)
The documentation provided is not sufficient to clear the finding. The Exhibit B provided has removed the printed name in the Entity Signature Section and is still missing the printed name under the borrowers signature. Provide an executed Loan Agreement with the printed name under the borrowers signature in the correct section. (Upheld)

Response 4 (08/13/2024 12:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Program Parameters - Property Type- The subject loan does not meet Program Parameters for Property Type. Lender Exception provided to allow rural property. Determined non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/19/2024, which supports the appraised value.	Compensating Factors: 22 years at present address, Favorable DSCR 1.701, LTV 50%	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24050394		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/19/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050303	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Borrower 1 33%/33% owner of the borrowing entity, XXXX, with a non-borrower, XXXX. Lender guidelines require a Guaranty to be signed by one ore more owners presenting a majority ownership (51%). The loan file contained the signed Guaranty by both guarantors as required, however, the loan file did not contain a limited application, authorziation for credit report and background check, or a picture ID for the non-borrowing guarantor as required.

Response 1 (07/12/2024 3:30PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit Missing - One or More Reports Missing-

Not all required credit reports are within the file. The loan file is missing the current credit report for the borrower. XXXX guidelines require a verfiied credit report to be present for each borrower.

Response 1 (07/12/2024 3:31PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/06/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050338	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Borrower 1 was 33%/33% owner of the borrowing entity, XXXX, with a non-borrower, XXXX. Lender guidelines require a Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contained the signed Guaranty by both guarantors as required. However, the loan file did not contain a limited application, authorization for credit report for non-borrowing guarantor as requried. Additonal conditions may apply.

Response 1 (08/05/2024 1:10PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/11/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24060636	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not executed by the borrower. Response 1 (07/29/2024 3:57PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

The file contains a lender exception for property listed for sale and then canceled 6/24/24 which less than 90 days prior to the Note date, and borrower not meeting experienced investor guidelines. Deemed non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The file contains a lender exception for not having the required VISA type per the guidelines. Deemed non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

The lender exception required evidence of receipt of security deposit and first month’s rent (total $5,500) from tenant. The file contains a copy of a check for receipt of deposit and rent, however, the person reflected on the check is not the same person on the Lease Agreement. The file does no contain any connection between the two individuals. A satisfactory explanation is required. Additional conditions may apply.

Response 1 (07/29/2024 11:19AM)
Explanation received is sufficient. (Resolved)

(Open) Appraisal - Other-

Subject property has a pool. Photos reflect the pool is all green and dark, unable to see inside. This would be considered a safety hazard as the backyard is not fenced in and a child, but limited to, could fall in and not been seen.

Response 1 (07/29/2024 11:25AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/25/24 which supports the appraised value.	Compensating Factors: Excess reserves of $31,000, 3 years at present address Compensating Factors: Excess reserves of $31,000, 3 years at present address 70% LTV. 19 months of reserves.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061416		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/10/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060912	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Open) Note - Signature Discrepancy- The signature on the Loan Agreement is not accurate. The Exhibit B to the Loan Agreement was executed by the Entity and Natural person. Response 1 (08/01/2024 4:43PM) Borrower signing the agreement in additional spaces acceptable as an EV2	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Escrows required per XXXX guidelines. Escrows have been waived by management on 7/10/2024. Compensating factors deem this as non-material (waived).

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The following documentation is missing from the loan file. The Operating Agreement is missing from the loan file for the borrowing entity, XXXX. Additional conditions may apply.

Response 1 (08/02/2024 1:08PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

Borrower/Guarantor is 50%/50% owner of the entity, XXXX, with a non-borrower, XXXX. XXXX is 100% owner of the borrowing entity, XXXX. Lender guidelines require a Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contains the signed Guaranty by both owners of XXXX, LLC; however, the loan file did not contain a limited application, authorization for credit report or picture ID for the non-borrowing guarantor(XXXX) as required. Additional conditions may apply.

Response 1 (08/02/2024 1:05PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/24/2024 which supports an appraised value.	Compensating Factors: Fico score 776, LTV 69.818%, excess reserves. DSCR 1.183%.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24050135	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: Evidence of the Loan Agreement was not found in loan file. Response 1 (08/01/2024 3:32PM) The loan agreement was provided, however it is not signed by the lender in the spot indicated. Strength updated to EV2.	(Open) DSCR - Program Parameters - Other-

The file contains a lender exception for borrower not meeting experienced investor guidelines due to owning subject property for only 10 months when 12 months is required, not owning a primary residence. Deemed non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

Per the guidelines for property located in a community state, the Guaranty Agreement must be signed by all guarantors as well as borrowers’ spouses if married. The file is missing an executed Guaranty Agreement by the guarantor XXXX and spouse.

Response 1 (08/02/2024 12:35PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/11/2024 which supports the appraised value.	Compensating Factors: DSCR 1.400, FICO 770	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24059792		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated 6/18/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061193	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

According to guidelines Personal Guaranty is required from owners of the borrowing entity representing 51% or more. In this case the borrowers are 66.66% owners with another individual that owns the other 33.34%. The guaranty is signed by the borrowers/guarantors; however, guidelines also require all guarantors to provide a limited application, credit report, identification documentation and background report through FraudGuard. The loan file did not contain a background check through FraudGuard for the second Borrower and guarantor.

Response 1 (08/13/2024 12:15PM)
Explanation received is sufficient. (Void)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/16/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060593		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was missing from the loan file. Response 1 (07/24/2024 1:52PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/18/2024, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24061176	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Compliance Finding - Missing Business Purpose Documentation-

There are additional Compliance Findings. Missing the following Business purpose documentation: Signed Certificate or Affidavit of Occupancy.

Response 1 (07/29/2024 4:01PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was missing.

Response 1 (07/29/2024 4:02PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the final binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A

(Open) Note - Incomplete-

The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated 07/07/2024 supportive of value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24060570	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

Per the guidelines, a Resolution executed by all members (2) of the entity is required. The file is missing the required documentation.

Response 1 (08/02/2024 12:56PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Subject transaction is a cash-out refinance. Subject property was purchased by XXXX and quitclaimed to XXXX on XXXX, subject entity. The UW Approval indicates to provide entity documents for XXXX. The file is missing the required documentation. Additional conditions may apply.

Response 1 (08/02/2024 12:57PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

Per the UW Approval, a photo of the entire bathroom is required due to photo provided by the appraiser is not a complete photo of the entire room. The file is missing the required documentation.

Response 1 (08/02/2024 12:57PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The file contains a CDA dated 6/12/24 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24060993		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/27/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061009		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Hazard Insurance - Missing/Insufficient- The lender guidelines required the homeowners insurance policy to have a minimum liability coverage of $100,000. The HOI dec page provided did not reflect liability insurance coverage as required. Response 1 (08/05/2024 1:15PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX, LLC desk review dated 6/02/2024 was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050038		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Hazard Insurance - Missing/Insufficient- Per the guidelines, a minimum of $100,000 in liability insurance coverage is required on subject property. The file is missing the required documentation. Response 1 (08/09/2024 8:59AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 06/18/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050137		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement is missing the lender signature. (Clear) Note - Incomplete- The following section of the Note is incomplete: Missing Borrower signature on Exhibit B of the Loan agreement. Response 1 (07/11/2024 3:04PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Verification Documentation - VOR- Borrower currently rents at the primary residence on XXXX. The lender guidelines required a VOR supporting monthly rent payments for the most current 12 months with canceled checks if applicable. The VOR with canceled checks if applicable was not provided as required. Response 1 (07/12/2024 3:16PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX, LLC desk review dated 6/03/2024 was provided and supported the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24061213	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Borrower did not fully complete Exhibit B of the Loan Agreement. The Name and Title with the Entity was not disclosed under the signature line. Response 1 (08/07/2024 11:01AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. XXXX guidelines maximum LTV for a rate and term refinance with a credit score of 673 is 70%. Management approved the exception to allow 75% LTV on 7/17/2024. Compensating factors deem this as non-material. (Waived).

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. XXXX requires Life of Loan Flood Certificates for all first liens. The loan file is missing the Flood Certificate. Additional conditions may apply.

Response 1 (08/07/2024 3:11PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/01/2024 which supports the appraised value.	Compensating Factors: DSCR 1.130,	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24060799		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Pages 4, 6, 8, 10, and 12 of the mortgage is missing; all pages of the Mortgage are required for review. Response 1 (08/08/2024 1:40PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) DSCR - Program Parameters - Other- Subject transaction is a cash-out refinance with a Note date of XXXX. The appraisal reflects subject property was listed for sale XXXX with listing withdrawn 6/17/24. Per the guidelines for a cash-out refinance of a property listed for sale, listing must be canceled 90 days of the Note date. Response 1 (08/09/2024 9:09AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 7/15/2024 which supports the appraised value.	720 score. 1.797 DSCR. Experienced Investor.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24060974		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Verification Documentation - VOR- The guidelines indicate a 12 months payment history must be obtained on the primary residence and subject property (if applicable). The Borrower/Guarantor previously owned their primary, however has been renting for 3 months per the application. The loan file is missing a VOR for the months rented. Lender Exception provided for "12 months VOR/VOM for primary residence." Determined non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/01/2024 that supports the appraised value.	Compensating Factors: 772 Fico, 54 months PITI Reserves, 0x30 prior 50 months Mortgage History	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24061067		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) DSCR - Program Parameters - Other- According to guidelines the maximum cash out for an LTV greater than 70% with a FICO score between 680-719 is $100,000. The subject transaction closed at 75% LTV and qualifying score of 707. The borrower received $123,533 cash out which exceeds the maximum allowable. Response 1 (07/30/2024 10:02AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 07/02/2024, which supports the original appraised value.	Experienced Investor. 90 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060612		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section(s) of the Note are incomplete: The Exhibit B is missing the Borrower's Name, Date, and Lender's Name. In addition, the Entity Name and Individuals Title were missing/inaccurate on the signature line. Response 1 (07/29/2024 2:20PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/25/2024 that supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24059878		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Compliance Finding - Missing Business Purpose Documentation- There are additional Compliance Findings. Missing the following Business purpose documentation. The loan does not qualify as a business purpose loan. The Business Purpose Certificate does not list an acceptable business purpose reason. Response 1 (07/25/2024 2:59PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check- The loan file is missing the background to include lien and judgment search for XXXX. The background report provided in the loan file is not for the borrower/entity. Additional conditions may apply. Response 1 (07/23/2024 10:40AM) Documentation received is sufficient. (Resolved) (Clear) DSCR - Missing Entity Documentation- The loan file is missing the resolution for XXXX. Response 1 (07/23/2024 10:41AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/26/2024 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24061421		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 07/09/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050362	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other-

Lender Exception provided for borrower not having STR experience of 1 vacation rental over the last 12 months. Determined non-material based on compensating factors (waived).

(Clear) Credit - Other-

The loan application indicates borrower does not have any primary housing expense. Property record shows that borrower does not own current residence. Guidelines require an exception for borrower's living rent free. The loan file did not contain a letter of explanation about living rent free and no exception was provided. Additional conditions may apply.

Response 1 (07/12/2024 3:33PM)
Explanation and documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/12/2024, which supports the appraised value.	Compensating Factors: FICO score 803, Excess reserves	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050257		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/18/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24059804		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement is missing the lenders signature.	(Clear) Flood Certificate - Missing- The flood certificate is missing from the loan file. Response 1 (07/24/2024 9:01AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/27/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24061252		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. XXXX guidelines require borrower to own an investment property for 12 months during the last 3 years. The borrower has not owned an Investment property for 12 months in the last 3 years. Management approved on 7/03/24. Compensating factors deem this as non-material. (Waived). (Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. XXXX guidelines maximum LTV 75%. This loan is at 80% LTV, management approved on 7/03/2024. Compensating factors deem this as non-material. (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/05/2024 which supports the appraised value.	Compensating Factors: DSCR 1.260, Fico score 786, Excessive reserves $123,702. Compensating Factors: DSCR 1.260, Fico score 786, Excessive reserves $123,702.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
24059752	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement addendum is missing lenders signature.	(Clear) DSCR - Missing background check-

The loan file is missing the background check which includes judgment and liens search on the entity, XXXX, per XXXX guideilnes.

Response 1 (07/24/2024 8:57AM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. XXXX guidelines state allow lease if within 20% of 1007 rents. Exception to allow use of the lease over the 1007 which is 29% higher than the 1007 market rents. Management waived this on 6/25/24. Compensating factors deem this as non-material. (Waived).

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Allow borrower to be short $1,718.68, less than 1/2 month payment. Total asset requirement in file is $66,424.55 reserves. Management wavied this on 6/10/24. Compensating factors deem this as non-material. (Waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/29/2024 which supports the appraised value.	Compensating Factors: Twenty two years at present address, Fico score 806, DSCR 1.294%. Compensating Factors: Twenty two years at present address, Fico score 806, DSCR 1.294%.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050348	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Program Parameters - Other-

According to guidelines Personal Guaranty is required from owners of the borrowing entity representing 51% or more. In this case the borrower is 50% owner with another individual that owns the other 50%. The guaranty is signed by the borrower/guarantor as well as the non-borrower guarantor; however, guidelines also require guarantors to provide a limited application, credit report, identification documentation and background report through FraudGuard. The loan file did not contain a limited application, credit report, identification documentation or background check through FraudGuard for the non-borrowing guarantor.

Response 1 (07/30/2024 9:41AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contains a CDA dated 06/24/2024 that is supportive of value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050018	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The Loan Agreement addendum is missing the notary acknowledgment on page 12. Response 1 (08/01/2024 3:22PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

The bank and/or asset statements are incomplete. XXXX guidelines requires two months bank statements for business accounts dated within 90 days of the Note date. The loan file is missing two (2) months bank statements there is only one (1) statement dated 5/31/2024 in the file need to verify two months. Additional conditions may apply.

Response 1 (08/02/2024 12:32PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Rural properties are ineligible. Management approved this on 6/27/2024. Compensating factors deem this as non-material. (Waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/21/2024 which supports the appraised value.	Compensating Factors: DSCR 1.460%, LTV 32.232%, years at present 15 years, Fico score 766.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24060673		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/01/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060675		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 7/05/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060677		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/01/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060678		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 7/02/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060681		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated 7/10/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060682		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/01/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060676	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) DSCR - Program Parameters - Other-

XXXX guidelines require if the subject is zoned legal non-conforming, ensure the property can be rebuilt if destroyed. The appraiser did not state that the subject property could be rebuilt if destroyed. Additional conditions may apply.

Response 1 (08/08/2024 1:04PM)
The appraiser stopped short of stating the subject could be rebuilt if destroyed. (Upheld)

Response 2 (08/08/2024 3:23PM)
Lender cert provided and includes phone number and contact at county zoning assessors department and states if house were damaged or destroyed in a natural disaster or fire, it can be rebuilt. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/18/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24060683	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender Signature is missing from page 12 of the loan agreement.	(Clear) DSCR - Program Parameters - Other-

XXXX guidelines require if the subject is zoned legal non-conforming, ensure the property can be rebuilt if destroyed. The appraiser did not state that the subject property could be rebuilt if destroyed. Additional conditions may apply.

Response 1 (08/07/2024 2:55PM)
The appraiser made several statement regarding zoning; however, the appraiser stopped short of stating the subject could be rebuilt if destroyed. Page 1 of the appraisal still indicates legal non-conforming. (Upheld)

Response 2 (08/08/2024 12:42PM)
Lender Cert from County Assessor Department states that if the house were damaged or destroyed in a natural disaster or fire, it can be rebuilt. (Resolved)

									(Open) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, CDA, Field Review, 2nd appraisal or CU score at 2.5 or under to support the origination appraised value. The loan file contained a CDA dated 7/1/24 reflecting a value of $XXXX resulting in a variance of -0.13091, which exceeds the maximum variance of 10%. That being said, client guidelines allow for the lower of the appraised value of valuation value to be used for LTV purposes and per the rating agencies that would be rated an EV2 finding.		3	2	3	1	2	2	2	2	C	B	C	A	B	B	B	B	C	B	C	A	B	B	B	B	C	B	C	A	B	B	B	B	C	B	C	A	B	B	B	B	C	B	C	A	B	B	B	B
24060680	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) DSCR - Program Parameters - Other-

The guidelines indicate the DSCR calculation for long term rentals are the lower of the actual rents from lease agreement(s) or long-term market rents from either Fannie Mae® Form 1007 or Form 1025. To calculate the DSCR, Form 1007 and the existing lease agreement if tenant occupied, is required. The appraisal indicates "tenant occupied," supported by appraisal photos, however a lease agreement was not provided. The loan file is missing a current lease agreement for the subject property.

Response 1 (08/15/2024 7:23AM)
Waiver granted by Investor. (Waived)

(Clear) Verification Documentation - VOR-

The guidelines indicate a 12 month payment history on the Borrowers primary residence is required. The 1003 indicates the Borrower is currently renting at $2,084 per month for the previous 5 years. The loan file contains a payment history for XXXX for the period of 12/2023 - 06/2024 (7 months). The loan file is missing evidence of payments for 06/2023 -11/2023.

Response 1 (08/08/2024 1:10PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/03/2024 that supports the appraised value.	Comp factors - Qualifying Credit Score 722, experienced investor, reserves $87,739 and DSCR 1.398.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24048932		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the note are incomplete: The Loan agreement is missing with the exception of Exhibit B. Response 1 (08/02/2024 11:31AM) The document provided is sufficient to cure teh exception. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/19/2024 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24049181		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not fully executed by the borrower. Response 1 (07/29/2024 3:49PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/05/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24060741		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/21/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050320	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: the loan agreement addendum is missing the lenders signature.	(Open) DSCR - Program Parameters - Other-

Lender Exception provided to allow borrower with no short term rental expeprience. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The background search/report is missing from the loan file for entity XXXX. Additional conditions may apply.

Response 1 (07/24/2024 9:59AM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Property is a short term rental with a max LTV of 75% which requires a 700 FICO. Qualifying FICO is 694. The loan file does not contain an exception for the credit score below the minimum 700 required.

Response 1 (07/30/2024 9:37AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided and supports original appraised value.	Compensating Factors: Excess Reserves, 19 years at present address Compensating Factors: Excess Reserves, 19 years at present address	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061324		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement	(Open) DSCR - Program Parameters - Other- The guidelines indicate Borrower(s) must show a history of owning and managing a minimum of 1 vacation rental over the last 12 months. The Borrower(s) are first time investors, with no prior rental management experience. Lender Exception provided for "< 12 months experience managing Short Term Rentals" Determined non-material based on compensating factors. (Waived) (Open) Assets - Other- Lender Exception provided for "To allow PITIA to be used to calculate qualifying reserves." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/13/2024 that supports the appraised value.	Compensating Factors: 797 Fico, 44 months PITI reserves Compensating Factors: 797 Fico, 44 months PITI Reserves	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24060848	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) Program Parameters - Other-

Subject property is in a flood zone. The file contains the required flood insurance; however, the flood insurance was not escrowed per the final HUD, First Payment Letter, and the Itemized Fee Worksheet. Per the guidelines, escrow for flood insurance may not be waived.

Response 1 (07/29/2024 11:39AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Per the guidelines, a criminal history is required to verify no felony or misdemeanor for XXXX in the last 10 years. The file does not contain the required search for the guarantor.

Response 1 (07/24/2024 9:31AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/24/24 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24060967		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/10/2024 Which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060865		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/27/2024 that supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24061211		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/15/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050467		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) DSCR - Program Parameters - Other- Lender Exception provided for transferred appraisal with no AMC. Determined non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/03/2024, which supports the appraised value.	Compensating Factors: property ownership over 10 years, Favorable DSCR at 1.792	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059616	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was missing from the loan file.

Response 1 (07/22/2024 3:27PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.

(Open) Note - Incomplete-

Additional Finding: 07/22/2024. The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Acknowledged)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The loan file is missing the background check which includes judgment and liens search on the entity, XXXX, per XXXX guidelines. Additional conditions may apply.

Response 1 (07/23/2024 10:38AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

XXXX Lender guidelines require a Personal Guaranty is required from one or more owners representing a majority ownershp interest and any individual whose assets were used to qualify for the loan. (51% or more). The loan file is missing the personal Guaranty.

Response 1 (07/23/2024 10:38AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/02/2024 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24060693		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Hazard Insurance - Missing/Insufficient- The guidelines indicate evidence of a minimum $100,000 Liability Coverage is required for the subject property. The loan file is missing evidence of a minimum $100,000 Liability Coverage for the subject property. Response 1 (08/16/2024 8:26AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/15/2024 that supports the appraised value.	711 score. 1.433 DSCR. 70% LTV.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060679		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 06/27/2024 which supported the appraisal value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060885		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/01/2024 that supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060859		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender signature is missing on page 12 of 12 of the Loan Agreement.	(Clear) Mortgage History - Missing/Incomplete- The file is missing payment history for the Borrower's primary residence. The application reflects a primary mortgage payment in the amount of $4066 with XXXX; however, the debt is not reflected on the credit report nor is there VOM in the file. Response 1 (08/06/2024 11:52AM) Documentation received is sufficient. (Resolved)	(Open) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an AVM, Field Review, 2nd appraisal to support the origination appraised value. The file contains an appraisal with a value of $XXXX Field review of $XXXX used for value, and a CDA, dated 6/19/2024, that reflects a value of $XXXX, or 22.72% variance. Per client guidelines and rating agencies, if guidelines allow for the lower value of the valuation to be used this is graded as an EV2.		3	2	3	1	2	2	2	2	C	B	C	A	B	B	B	B	C	B	C	A	B	B	B	B	C	B	C	A	B	B	B	B	C	B	C	A	B	B	B	B	C	B	C	A	B	B	B	B
24060757	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Trust Missing-

The Note was not completed accurately. Note and Note addendum were closed as an LLC and a member of the LLC is in a trust and trust document were not provided.

Response 1 (07/24/2024 1:56PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Trust Missing-

The Security Instrument was not completed accurately. The Security instrument was closed as an LLC and a member of the LLC is in a trust and trust document were not provided.

Response 1 (07/24/2024 1:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The loan agreement addendum did not have the lenders signature.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan files contains a CDA dated 06/20/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24059874		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 07/04/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050270		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) Program Parameters - Financed Properties- The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate exposure to a single borrower shall not exceed $5,000,000 in current unpaid principal balance or 15 properties. The borrower obtained financing for XXXX properties which exceeds the 15 maximum allowed. It should be noted that an exception was approved for this particular issue. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/17/2024 which supports the appraised value.	Comp Factors - 769 FICO and 1.379 DSCR	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24050272		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) Program Parameters - Financed Properties- The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate exposure to a single borrower shall not exceed $5,000,000 in current unpaid principal balance or 15 properties. The borrower obtained financing for XXXX properties which exceeds the 15 maximum allowed. It should be noted that an exception was approved for this particular issue. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/18/2024 which supports the appraised value.	Comp Factors - 769 FICO and 1.522 DSCR	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24050280	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate exposure to a single borrower shall not exceed $5,000,000 in current unpaid principal balance or 15 properties. The borrower obtained financing for XXXX properties which exceeds the 15 maximum allowed. It should be noted that an exception was approved for this particular issue. (Waived)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The guidelines indicate that when the subject property was more than 3 months but less than 6 months of the subject transaction that the appraised value can be used to determine the LTV if the following are provided: o Min Fico of 680o Max Loan Amount of $750,000o DSCR > 1o Max LTV of 75%o The loan amount cannot exceed the total cost of the property. The total cost is the sum of the purchase price, settlement costs, and any improvements made after the property was purchased.o Scope of work and budget for improvements must be provided by borrower and the work must be validated by photos independent of the borrower.o Acquisition Date and Cost must be confirmed.o After repaired value at the time of purchase must be provided. A comment was made in the loan file that the borrower acquired the subject property as part of a cross collateral transaction. The loan file did not contain a copy of the HUD-1 settlement statement or other documentation to evidence the individual cost of the subject property. It should be noted that an exception was approved for this particular issue. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/09/2024 which supports the appraised value.	Comp Factors - 769 FICO and 27 months reserves. Comp Factors - 769 FICO and 1.522 DSCR	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24071471		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders signature and information on page 12.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 7/12/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
23050738	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: Loan file is missing the Prepayment Addendum. Response 1 (01/02/2024 11:35AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit Report - Other-

There are additional credit findings. Borrower is a Foreign National. Guidelines require that a foreign national borrower have a valid unexpired passport and a valid SSN or Individual Taxpayer Identification Number which was not provided in the loan file.

Response 3 (01/03/2024 11:26AM)
Documentation received is sufficient. (Resolved)

Response 1 (10/26/2023 7:46AM)
Vesting with a U.S. domiciled entity is required. (Upheld)

Response 2 (10/26/2023 8:05AM)
Upon further review, a Foreign National can vest as an individual with a valid Visa, which was provided; however, a valid passport is also required to properly document a foreign national, which was not provided. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/06/2023 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24059686		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/15/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060541		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/19/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050156		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. XXXX guideline requirement for properties listed for sale must be canceled 90 days prior to the Note date for a cash-out refinance. Documentation in the loan file states listing was canceled on 5/30/2024 which is not 90 days prior to the Note date. Exception was approved by lender on 6/20/24. Compensating factors deem this as non-material. (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/11/2024 which supports the appraised value.	Compensating Factors: LTV is 5% less than maximum LTV, Fico score 779, Experienced Investor.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059894		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/05/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24059897		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) DSCR - Program Parameters - Other- Guideline requirement has not been met. Notes in the file indicated reserves coming from proceeds from other REO. The amount of reserves the borrower is short is $6,585. The loan file contains no documentation from proceeds from other REO to verify the shortage. Response 1 (07/05/2024 1:48PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/22/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059972		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is missing the Lender signature.	(Open) Credit - Other- The lender exception provided for extension of credit report. Credit report was over 90 days aged at time of closing. Determined non-material based on compensating factors (waived). (Open) Credit - Other- The lender exception for property being in a rural location. Determined non-material based on compensating factors (waived). (Open) Credit - Other- Lender exception provided to allow listing on a cash out refinance not canceled 90 days prior to the Note date. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA 05/24/2024 which supports the appraised value.	Compensating factors: LTV 65, FICO 736, and Years in present property 13.4 Compensating factors: LTV 65, FICO 736, and Years in present property 13.4 Compensating factors: LTV 65 ,FICO 736, and Years in present property 13.4	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24048689		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/05/2024 that supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24038180		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 4/16/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050061	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) Program Parameters - Credit Score-

The borrower's credit scores are below the minimum allowable per guidelines. The guidelines for a Short term rental indicate that the minimum credit score for a purchase with an LTV of 75% is 700. The borrowers are foreign national with a XXXX report. When the borrowers do not have a UW credit report, a default score of 680 is applied. Therefore, the borrowers do not meet the minimum credit score required. The loan file contained a non-US credit report which reflected a qualifying score of 758; however, a US credit report is required. Itshould be noted that an exception was approved for this particular issue.(Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/06/2024 which supports the appraised value.	Comp Factors - 42 months reserves and DSCR of 1.265	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24049297		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. The request to proceed with borrower living rent free. Compensating factors deem this as non-material. (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/17/2024 which supports the appraised value.	Compensating Factors: Strong Fico score 738, DSCR 1.271%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24050209		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) Borrower - Residency Alien Documentation- The co-borrower indicated permanent resident alien status on the loan application; however, the loan file contains no documentation to verify the residency status. Response 1 (07/03/2024 9:38AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/14/2024 which supports the appraised value.		4	2	4	1	2	2	1	1	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B	D	B	D	A	A	A	B	B
24059911		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/23/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050091		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. The loan exception to move forward with waiving impound without a hit to the rate. Broker competing with aother Loan Officer. Management approved on 5/28/2024. Determined non-material based on compensating factors. (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/19/2024 which supports the appraised value.	Compensating Factors: LTV 54.271%, Fico score 786, Experienced Investor.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059640		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/30/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24059910		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is missing the Lender signature.	(Clear) DSCR - Program Parameters - Other- Guidelines require guarantors to provide a limited application, authorization for a credit report, a background report through FraudGuard and a picture ID. The loan file did not contain any of the mentioned documentation for the non-borrowing guarantor, XXXX, who is 50% owner of the borrowing entity. Response 1 (07/11/2024 5:27PM) Still missing Background check and Fraud Tool for non-borrowing Guarantor. (Upheld) Response 2 (07/16/2024 4:17PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/18/24, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050051		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) DSCR - Missing background check- Missing background check per guidelines. The guidelines require a background report including a search for liens and judgments for all entities. The loan file is missing the background report for the entity. Response 1 (06/26/2024 3:06PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/31/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059971	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The borrower did not complete Exhibit B of the Loan Agreement. Response 1 (06/21/2024 1:14PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required for the subject transaction. The borrower was required to evidence $14,158 in reserves. This is in addition to the requirement of $162,980 in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of $177,137 in funds for the subject transaction. The loan file only contained evidence of $78,783 in qualifying assets. In addition, there was $82,196 from retirement funds; however, evidence of liquidation for funds to close and terms of withdrawal for funds for reserves were not present in the loan file. Further, there was a $150,000 unsourced large deposit in the checking account. As a result, there is a $98,355 shortage in verified assets.

Response 1 (06/24/2024 12:57PM)
Documentation received is sufficient. (Resolved)

(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for Texas Severe Storms, Straight-line Winds, Tornadoes, and Flooding (XXXX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date 05/26/2024. Please provide Property Inspection to confirm no damage.

Response 1 (06/28/2024 11:39AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/03/2024 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24050331	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The maximum LTV for a cash-out refinance with a qualifying credit score of 749 is 75%. The subject loan closed with an LTV of 80%, which exceeds the maximum allowed. It should be noted that an exception was approved for this particular issue. (Waived)

(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. The guidelines require a minimum square feet of 400 per unit for 2-4 unit properties. The subject property consists of XXXX total units of which 1 unit is XXXX square feet and does not meet the minimum required. It should be noted that an exception was approved for this particular issue. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/02/2024 which supports the appraised value.	Comp Factors - 99 months reserves and 2.777 DSCR Comp Factors - 99 months reserves and 2.777 DSCR	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059926		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/30/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24059924	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not signed by the lender.	(Clear) Hazard Insurance - Missing/Insufficient-

The hazard insurance policy on the subject property did not reflect sufficient coverage. The guidelines require a minimum of 6 months rental loss coverage. The evidence of insurance in the loan file reflected no rent loss coverage which is insufficient.

Response 1 (06/21/2024 12:54PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The guidelines require a background report including a search for liens and judgments for all entities. The loan file is missing the background report for the entity.

Response 1 (06/21/2024 12:54PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/01/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059844		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) DSCR - Missing Entity Documentation- Per the guidelines, when a loan closes in an entity, all members of the entity must sign a Resolution Agreement. The file is missing the required documentation. Response 1 (07/10/2024 3:06PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/14/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050043		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception. Guidelines require the listing to be canceled 90 days prior to the Note date. The listing was canceled less than 90 days prior to the note date. Compensating factors deem this as non-material (Waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/03/2024 which supports the appraised value.	Compensating Factors: 60% LTV, DSCR 1.184%, experienced investor.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24049439		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not signed by the lender.	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow two (2) open tradelines with activity in the last 12 months. Compensating factors deem this as non-material (waived). (Open) DSCR - Program Parameters - Other- The unit breakdown on the condo questionnaire does not match the unit breakdown in the appraisal. Lender exception provided to proceed with the unit count on the appraisal. Compensating factors deem this as non-material (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/01/2024 which supports the appraised value.	Compensating Factors: DSCR 1.006%, excess reserves $155,670. Compensating factors: DSCR 1.005%, excessive reserves $155,670.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059851		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required for the borrowers primary residence. Response 1 (07/10/2024 3:02PM) Documentation received is sufficient. (Resolved) (Clear) Hazard Insurance - Missing/Insufficient- The loan was missing proof that the current hazard insurance policy contains at least $100,000 in liability insurance. Response 1 (07/10/2024 3:03PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 5/20/24, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050062		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Security Instrument - Incomplete- The following section of the Security Instrument (Mortgage/Deed of Trust) is/are incomplete: Acknowledgement of presence from Notary. Response 1 (07/09/2024 3:32PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 06/05/2024, which supports value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24059608	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Guideline requirement has not been met. The loan meets all applicable credit guidelines. Borrower 1 was 50%/50% owner of the borrowering entity, XXXX, with a non-borrower, XXXX. Lender guidelines require a Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contained the signed Guaranty by both guarantors as required, however, the loan file did not contain a limited application, authorizatoin for credit report and background check for the non-borrowering guarantor as required.

Response 1 (06/24/2024 12:19PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contained a CDA dated 5/22/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059611	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Guideline requirement has not been met. The loan meets all applicable credit guidelines. Borrower 1 was 50%/50% owner of the borrowering entity, XXXX, with a non-borrower, XXXX. Lender guidelines require a Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contained the signed Guaranty by both guarantors as required, however, the loan file did not contain a limited application, authorizatoin for credit report and background check for the non-borrowering guarantor as required.

Response 1 (06/21/2024 2:35PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/22/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24059613	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Missing Signature-

The Note and Prepayment Addendum was not fully executed by the Entity/LLC.

Response 1 (06/24/2024 6:20PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section(s) of the Note are incomplete: The Loan Agreement was not signed by the Entity/LLC. Additionally Exhibit B was not completed.

Response 1 (06/24/2024 6:19PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Missing Signature-

The Security Instrument and riders were not fully executed by all required parties. The Entity/LLC and notary signatures were missing.

Response 1 (06/24/2024 6:23PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A.

(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

(Clear) Compliance Finding - Missing Business Purpose Documentation-

There are additional Compliance Findings. Missing the following Business purpose documentation: Evidence of occupancy was not documented in the loan file.

Response 1 (06/24/2024 6:22PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The loan meets all applicable credit guidelines. Borrower is 50% owner of the borrowering entity, XXXX with a non-borrower, XXXX. Lender guidelines require a Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contained the signed Guaranty by both guarantors as required, however, the loan file did not contain a limited application or authorization for credit report and background report through FraudGuard for the non-borrowing guarantor as required.

Response 1 (06/21/2024 2:33PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/20/2024 which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24050025		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note are incomplete: The Loan Agreement was not signed by the Entity/LLC and Notary. Response 1 (06/24/2024 6:11PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. XXXX guidlines require clients to provide the SSrs unless the appraisal is transferred. If the SSRs cannot be collected for any reason, the requirement of the SSRs can be waived by Management. Response 1 (06/24/2024 5:10PM) Client request to waive. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/31/2024 which supports the appraised value.	Comp factors - Qualifying Credit Score 707 & Reserves $18,683.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24050064		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note are incomplete: The Loan Agreement was not signed by the Entity/LLC and Notary. Response 1 (06/24/2024 6:14PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) Appraisal - Borrower Info- The appraisal reflects the owner of record as "XXXX" and not the Borrower/Guarantor. The lease agreement in the loan file reflects XXXX as current tenants of the subject property. Response 1 (07/10/2024 2:30PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/31/2024 that supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24048925		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/05/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24049450		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The date of notarization of the Loan Agreement is inaccurate. The incorrect day is reflected in the date section. Response 1 (07/05/2024 3:27PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/15/2024, which supports value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24038435		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 4/21/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24038437		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 4/28/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050462		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is missing the Lender signature. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B to the Loan Agreement was executed as an Entity and Natural Person. Response 1 (07/11/2024 12:54PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Property - Previously Listed for Sale- Per the appraisal, subject property was listed for sale for $XXXX with listing cancelled 5.15.24. Per the guidelines, on a cash out refinance of a property previously listed for sale, listing must be cancelled 90 days prior to the Note date. Subject Note date is XXXX. Response 1 (07/12/2024 2:37PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 06/11/2024 which supports the appraised value.	750 score. 70% LTV. Experienced Investor.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24049142		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/28/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24049137	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Lender Exception provided a request to proceed with HOA fees 41% are past due. XXXX guidelines require no more than 20% of the total units in the project may be 60 days or more past due on the condominium HOA/fees. Management approved this to move forward on 6/07/2024. Determined non-material based on compensating factors. (Waived).

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Lender exception provided for LTV of 75%. XXXX Guidelies for cashout refinance with credit score of 680 maximum LTV is 70% lender exception provided dated 5/29/2024. Determined non-material based on compensating factors. (Waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/28/2024 which supports the appraised value.	Compensating Factors: Experienced Investor since 2015, DSCR, 1.209 Compensating factors; Experienced Investor since 2015, DSR 1.209%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24050271		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/04/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24059814	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow more than 2 properties within the same neighborhood, in this case on the same street. Compensating factors deem this as non-material. (Waived).

(Clear) DSCR - Program Parameters - Other-

The loan file did not contain a limited application that includes name, date of birth, Social Security Number and citizenship, an authorization for a credit report and background report through FraudGuard, and Identification documentation such as a driver's license or passport for the non-borrowing guarantor, XXXX.

Response 1 (07/03/2024 9:41AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/05/2024 which supports the appraised value.	Compensating factors: Experienced borrower, DSCR 1.244%, excess reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24059573		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Management review and exception are required for all XXXX loans when a living rent free explanation letter is provided in place of rental or mortgage payment history. It should be noted that an exception was approved for this particular issue. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/20/2024 which supports the appraised value.	Comp Factors - 23 months reserves and 675 FICO and LTV 65%	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059920		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow non warrantable condo with 21% of units 60 or more days past due. Lender to allow up to 1% delinquency over guidelines. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/05/2024 which supports the appraised value.	Compensating Factors: LTV/CLTV 46%, Fico score 702.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059829	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Missing Signature-

The Note was not fully executed by the borrower. Additionally, the Prepayment Addendum and Loan Agreement were not executed.

Response 1 (07/02/2024 11:02AM)
The document provided is sufficient to clear the finding. (Resolved)

(Clear) Security Instrument - Missing Signature-

The Security Instrument and Riders were not fully executed by all required parties.

Response 1 (07/02/2024 11:02AM)
The document provided is sufficient to clear the finding. (Resolved)

(Open) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A

(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

(Clear) Compliance Finding - Missing Business Purpose Documentation-

There are additional Compliance Findings. Missing the following Business purpose documentation: Occupancy Certification was not executed by the borrower.

Response 1 (07/02/2024 11:02AM)
The document provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/23/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24050022		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Copy of the Table of Contents and page 1 of the Loan Agreement, provided in the loan file, are not complete. The bottom of each page appear to be cut off. Response 1 (08/16/2024 2:47PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Management review and exception are required for all XXXX loans when a living rent free explanation letter is provided in place of rental or mortgage payment history. It should be noted that an exception was approved for this particular issue. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/11/2024 which supports the appraised value.	Comp Factors - Experienced Long Term Investor, 16 months reserves and 708 FICO	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24049259		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The borrower did not complete the Entity Name and Title on Exhibit B of the Loan Agreement. Response 1 (07/01/2024 4:43PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/07/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24049208		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The borrower did not complete the Entity Name and Title on Exhibit B of the Loan Agreement. Response 1 (07/02/2024 11:34AM) The document provided is sufficient to clear the finding. (Resolved)	(Open) Appraisal - Aged > 120 days- The appraisal was > 120 days at the time of closing with no updated value provided. The appraisal in the loan file is dated 02/15/2024 which is >120 days old at the time of the note date of XXXX. It should be noted that an exception was approved for this particular issue. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/03/2024 which supports the appraised value.	Comp Factors - 44 months reserves and 736 FICO	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24050164	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) HUD1 - Incomplete-

The settlement statement is incomplete. Missing Page 1.

Response 1 (09/12/2024 3:27PM)
The final HUD1 provided is sufficient to cure the exception. (Resolved)

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Deed of Trust) is incomplete: Family Rider is missing the Date.

Response 1 (07/02/2024 11:39AM)
The document provided is sufficient to clear the finding. (Resolved)

(Clear) Note - Incomplete-

Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Additionally, the Borrower's Name (Natural Person) was not disclosed on the Exhibit B.

Response 1 (07/04/2024 8:38AM)
The document provided is sufficient to clear the finding. (Resolved)

								(Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The first page of the final HUD-1 settlement statement is missing from the loan file. The exact amount of funds needed for the subject transaction and the amount of seller paid closing costs are unknown. Additional conditions may apply. Response 1 (07/03/2024 9:31AM) HUD provided was not the subject transaction. (Upheld) Response 2 (07/11/2024 5:21PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/12/2024 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24050167		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note are incomplete: Exhibit B of the Loan Agreement was not executed by the Borrower. Response 1 (07/09/2024 3:35PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section(s) of the Note are incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/18/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24049513	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow rural property. Compensating factors deem this as non-material. (Waived).

(Open) DSCR - Program Parameters - Other-

Lender exception provided to allow expired credit report. Okay to close XXXX with credit report dated 3/20/2024. Deemed non-material based on compensating factors (Waived).

(Open) Credit Report - Minimum Trade Lines-

Guidelines require one tradeline open for twenty-four months and active within the most recent six months. Lender exception provided to allow no activity in the most recent six months. Deemed non-material based on compensating factors (Waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/20/2024 which supports a appraised value.	Compensating Factors: Fico score 706, reserves $24,207. Compensating Factors: Fico score 706, reserves $24,207. Compensating factors. 706 FICO, excess reserves	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24050325		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/04/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24059670		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/05/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050479		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow transferred appraisal. Compensating factors deem this as non-material (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/12/2024 which supports the appraised value.	Compensating Factors: Low LTV/CLTV 43.294%, Fico score 748.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059628		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The individual's title with the Entity, Name and signature is missing on Exhibit B of the Loan Agreement. Response 1 (06/24/2024 6:26PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/31/2024, which supports the original appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24049293		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/01/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050389		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/07/2024, which supports value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050003		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement listed on the Note is missing. Response 1 (07/09/2024 1:33PM) Rebuttal received in error. Finding upheld. (Upheld) Response 2 (07/17/2024 11:00AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 05/31/2024, which supports value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24059577		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the loan agreement was missing the printed member name. Response 1 (06/25/2024 10:14AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments for the borrower's primary residence is required. Response 1 (06/25/2024 1:34PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 5/23/2024, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24050000		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other- The guidelines indicate a 75% LTV maximum for first time investors. The Borrower/Guarantor is considered a first time investor and the loan closed with an 80% LTV. Lender Exception provided for "LTV over allowed 75% at 80%." ?Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/01/2024 that supports the appraised value.	Compensating Factors: Fico 772, 39 months PITI Reserves, 0x30 > 36 months Mortgage History	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24050016		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/05/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24049265	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Borrower did not complete the Entity section on Exhibit B of the Loan Agreement.

Response 1 (07/09/2024 2:58PM)
The documentation provided is not sufficient to cure the finding. The borrower is an entity and the Exhibit B was signed as individuals. Please provide an Exhibit B signed as an entity with the Entity section completed in its entirety. (Upheld)

Response 2 (07/15/2024 2:33PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 4/29/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24050233		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/05/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050183		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained CDA dated 6/04/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24059981		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/29/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050448		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Borrower did not execute the Exhibit B of the Loan Agreement. Response 1 (07/05/2024 3:46PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/24/2024, which supports value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24048604	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing background check-

The loan file is missing the background check to include judgment and lien search for the borrowing entity, XXXX.

Response 1 (06/27/2024 8:55AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Borrower/guarantor (XXXX) was 50%/50% owner of the borrowing entity, XXXX, with a non-borrower, XXXX. Lender guidelines require a Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contained the signed Guaranty by both guarantors as required, however, the loan file did not contain a limited application or authorization for a credit report and background check.

Response 1 (06/27/2024 8:56AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/10/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050086		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 06/15/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050014		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is missing the Lender Signature.	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow the subject property was listed for sale with the listing canceled within 90 days of the Note. Determined to be non-material based on compensating factors. Waived.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/01/24, which supports the appraised value.	Compensating factors: FICO, 779, 53 months reserves; Experienced investor.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24049515	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Management review and exception are required for all XXXX loans when a living rent free explanation letter is provided in place of rental or mortgage payment history. It should be noted that an exception was approved for this particular issue. (Waived)

(Open) Program Parameters - Credit Score-

The borrower's credit score is below the minimum allowable per guidelines. The minimum credit score allowed per guidelines is 660. The borrower's qualifying credit score is only 653, which does not meet the minimum. It should be noted that an exception was approved for this particular issue. (Waived)

(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for Texas Severe Storms, Straight-line Winds, Tornadoes, and Flooding (XXXXX) with an incident period of XX/XX/XXXX - XX/XX/XXXX4 which is after the original appraisal date 05/07/2024. Please provide Property Inspection to confirm no damage.

Response 1 (07/03/2024 10:11AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/13/2024 which supports the appraised value.	Comp factors - Experienced Long Term Investor and 23 months reserves Comp factors - Experienced Long Term Investor and 23 months reserves	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24049175		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Note - Incomplete- The following section of the Note is incomplete: Exhibit B of the Loan Agreement was not completed by the borrower. Response 1 (07/17/2024 10:58AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 5/6/24 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24016448		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 6/18/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24049358		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Missing Entity Documentation- Missing required business documentation per guidelines. The following documentation is missing for the borrowing entity: Operating Agreement, EIN Number, Articles or Organization and a Certificate of Good Standing. Additional conditions may apply. Response 1 (06/25/2024 1:09PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/13/2024, which supports the original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050072		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Assets - Bank Statements- According to guidelines 2 consecutive months statements are required. The loan file only contains one month statement dated 05/13/2024. Response 1 (07/23/2024 7:59AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA 06/5/24 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24026972		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 02/15/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24049030		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Note - Incomplete- The following section(s) of the Note are incomplete: Exhibit B of the Loan Agreement was not signed by the borrower. Response 1 (06/21/2024 1:06PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 04/23/2024, which supports the original appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24059866		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) DSCR - Program Parameters - Other- Lender Exception provided for "First time investor with LTV of 80%." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/30/2024, which supports value.	Compensating Factors: 11 years at present address, FICO 786, excess reserves	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24050152		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/07/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24050045		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) DSCR - Program Parameters - Other- Per the loan approval and First Payment Letter, the loan is subject to a Pre-Payment Penalty, however the Pre-Payment Rider was not in the loan file. Response 1 (06/26/2024 3:04PM) Documentation received is sufficient. (Resolved) (Clear) Income - Missing or Incomplete Lease Agreement- The lease agreement for XXXX is incomplete. The lease in the loan file consists of only page 1. Response 1 (07/11/2024 5:16PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/02/2024, which supports the original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24049415		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note are incomplete: Page one of the Note as well as page one of the Loan Agreement lists multiple entities as the borrower, however the only borrower is XXXX. The various signees should not be listed as borrower. Additionally, Exhibit B of the loan agreement was missing the printed member name. Response 1 (08/23/2024 2:27PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/20/2024, which supports value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24037871	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The maximum LTV for a "first-time investor" is 75%. The guidelines indicate that an experienced investor is defined by a borrower that has owned at least 1 investment property for a minimum of 12 months within 36 months, otherwise the borrower can qualify as a "first-time investor, which is defined as a borrower who has owned a property or primary residence for a minimum of 12 months within 36 months. The borrower has owned the primary residence for 4years and no investment properties; therefore, the borrower is considered a "first-time investor". The subject loan closed with an LTV of 80%, which exceeds the maximum allowed. It should be noted that an exception was approved for this particular issue. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/19/2024 which supports the appraised value.	Comp Factors - $538,773 in verified assets and qualifying FICO 798	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
23039739		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Condo - Documentation- Loan file did not contain required condo documentation (Condo Questionnaire, Condo Budget, Project Review). Response 1 (07/24/2023 1:41PM) Documentation received is sufficient. (Resolved) (Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Per program guidelines, condos are required to consist of a minimum of 5400 sq feet. The subject property consists of XXXX sq feet. It should be noted an exception was granted by the lender for this issue. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 04/08/2023, which supports the original appraised value.	Compensating factors: 28 months of reserves, FICO of 715 and borrower has owned primary for 15 years.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
23039806		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note incomplete: Prepayment Addendum is missing the prepayment terms. Response 1 (06/09/2023 12:22PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Mortgage History - Missing/Incomplete- Lender's Exception - Per Lender's guides the borrower is required to have a primary mortgage. However, the borrower is living rent free at an apartment complex. Compensating factors deems as non-material.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 5/1/2023 which supports the appraised value.	Compensating factors - 30 months reserves, Seasoned Investor.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
24049405		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Response 1 (06/06/2024 9:29AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender Exception provided for "property being located in a Rural area." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/01/2024, which supports value.	Compensating Factors: Reserves of $48,351, FICO 746, bwr has owned primary for over 2 years with no lates	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
24059796		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (06/03/2024 4:18PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Cash to Close- The Borrower was required to evidence $XXXX for the subject transaction, to include $21,750 EMD, $201,696 closing funds and $39,342 PITI Reserves ($6,557.06 x 6). The file contains asset statements verifying $93,899. The Borrower was short $168,889 in funds required for the subject transaction, to include $164,650 in closing funds and $39,342 in required reserves. Response 1 (06/04/2024 2:19PM) The XXXX account only has $XXXX on 5/6/2024. Total asset shortage is $168,889. (Upheld) Response 2 (06/11/2024 9:43AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/14/2024 that supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24038548		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (06/10/2024 12:59PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Open) Appraisal - Value is not supported within 10% of original appraisal amount- CDA did not support original appraised value within -10% but client guidelines allow the lower of the valuation value to be used. Per rating agencies this is rated as an EV2.		3	2	1	1	3	1	2	2	C	B	A	A	B	B	C	A	C	B	A	A	B	B	C	A	C	B	A	A	B	B	C	A	C	B	A	A	B	B	C	A	C	B	A	A	B	B	C	A
24048849		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (05/17/2024 4:00PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XXXX dated 4/19/24 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24048854		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (05/16/2024 5:22PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the loan file contains a XXXX dated 4/21/24 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24027627		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1 as it was not signed, stamped or certified, or marked Final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. (Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (05/16/2024 4:59PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 03/21/2024 which supports the original appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24049403		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (05/22/2024 1:21PM) The document provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 055/03/2024, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24038245	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Additionally the borrowers mailing address is missing on page 1. Response 1 (05/10/2024 4:26PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check-

Missing background check per guidelines. The loan file did not contain a background check for the subject entity, XXXX., to include a judgment & lien search as required.

Response 1 (05/22/2024 11:26AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The Lender's guidelines require a 12 month primary housing history. Despite this requirement, the loan file did not contain any documentation reflect the borrower's housing history.

Response 1 (05/10/2024 3:08PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

Lender Exception provided for "Deed restricted property." Determined non-material based on compensating factors. (Waived)

(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. Minimum square footage for a condo is 500 square feet. The subject condo is XXXX square feet. Determined non-material based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 04/10/2024, which supports value.	Compensating Factors: Reserves of $143,819 and LTV of 72.1%. Compensating Factors: Reserves of $143,819 and LTV of 72.1%.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
24048752		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (05/15/2024 11:17AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Verification Documentation - VOR- Verification of 12 months rental payments is required for borrower's primary residence. Response 1 (05/14/2024 12:28PM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - Other- Lender exception prior to consummation for 60 day mortgage late on non-subject property. Guidelines state no 60 day lates are allowed. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 03/27/2024, which supports the appraised value.	Compensating factors: reserves above required at $56,520, DSCR above required at 1.373, and qualifying FICO above required at 665.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
24027792		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is missing the lenders information and signature on page 12; Additionally exhibit B is missing the borrowers name, lenders name and date. Response 1 (05/10/2024 4:18PM) The referenced documentation was not received. Please provide the Loan Agreement for review. (Upheld) Response 2 (05/23/2024 2:10PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a Vison VMC dated 4/11/24 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24049344		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Response 1 (06/10/2024 2:05PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 05/02/2024 which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24049310		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not signed by the lender. Response 1 (05/23/2024 2:18PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/07/2024, which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24016714	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Additionally, the Borrower did not complete Exhibit B. Response 1 (06/10/2024 12:58PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Borrower 1 was 50%/50% owner of the borrowing entity, XXXX, with a non-borrower, XXXX. Lender guidelines require a Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contained the signed Guaranty by both guarantors as required; however, the loan file did not contain a limited application that includes name date of birth, social security number and citizenship an authorization for a credit report and background report through FraudGuard, and Identification documentation such as a driver’s license or passport for the non-borrowing guarantor, XXXX, as required by lender guidelines.

Response 1 (06/07/2024 1:11PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check. The loan file is missing the required entity background search for XXXX to include liens and judgment search.

Response 1 (06/07/2024 1:09PM)
Please provide the No-Hit results. (Upheld)

Response 2 (06/11/2024 10:33AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 5/16/2024 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24048724	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (05/24/2024 4:04PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check-

Missing background check per guidelines. The loan file is missing background check which includes judgment and liens search on the entity, XXXX per guidelines.

Response 1 (05/28/2024 12:57PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. The loan file contained a Certificate of Good Standing for XXXX; however, the loan file did not contain a Certificate of Good Standing for the borrowing entity, XXXX as required.

Response 1 (05/28/2024 1:00PM)
The document provided is from 2008. (Upheld)

Response 2 (05/30/2024 11:32AM)
Still missing Certificate of Good Standing forXXXX. XXXX was provided. (Upheld)

Response 3 (05/31/2024 10:40AM)
INC was provided. INC and LLC are different entities. Please provide COGS for the LLC. (Upheld)

Response 4 (06/05/2024 10:26AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 4/30/2024 which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24049371		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Response 1 (06/06/2024 9:22AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/14/2024 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24049388		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A (Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement is not signed by the lender. Response 1 (05/21/2024 2:09PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 4/30/2024 which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24049129		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (05/17/2024 4:08PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX, LLC desk review dated 04/24/2024 was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24049164		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (06/10/2024 1:24PM) The documentation provided is sufficient to cure the finding. (Resolved) (Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 was not signed, marked as Final, and/or stamped as certified true and accurate. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	(Open) Program Parameters - Property Type- Lender exception for being zoned as Rural at origination. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 05/02/2024 which supports the original appraised value.	Compensating Factors - 762 FICO, 5,833 months reserves, 1.618 DSCR.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
24038101		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (05/10/2024 4:21PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check- The loan file is missing the background check for the borrowing entity XXXX. Response 1 (05/10/2024 8:45AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA from Vision, VMC, which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24038249		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 4/29/24 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
24038366		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (05/16/2024 4:50PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Mortgage History - Missing/Incomplete- Lender exception for only 10 months of ownership/payment history at origination. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 04/10/2024 which supports the original appraised value.	Compensating Factors - 795 FICO, 1.643 DSCR, 40 months reserves.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
24037907	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Additionally, the borrower's mailing address is missing on page 1. Response 1 (05/10/2024 12:14PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Property Type-

The subject neighborhood was rural, which is ineligible. Deemed non-material due to compensating factors. (Waived)

(Open) DSCR - Missing required STR Documents-

A 12 month lookback is required for short-term rentals, which was not provided. Deemed non-material due to compensating factors. (Waived)

(Open) Program Parameters - Credit Score-

The minimum credit score for the subject program was 660. The credit score is 644. Deemed no-material due to compensating factors. (Waived)

(Clear) Appraisal - Other-

The subject is a short-term rental investment property. The appraisal incorrectly reflects occupancy as "Owner".

Response 1 (05/13/2024 2:34PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA, dated 4/16/2024, supported the appraised value.	Comp factor - 1.11 DSCR. Experienced Investor. 105 months of reserves. Comp factor - 1.11 DSCR. Experienced Investor. 105 months of reserves. Comp factor - 1.11 DSCR. Experienced Investor. 105 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
24059677		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Response 1 (06/06/2024 10:19AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- Missing background check per guidelines. The loan file did not contain a background check for the subject entity, XXXX., to include a judgment & lien search as required. Response 1 (06/05/2024 9:53AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 05/16/2024, which supports value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24038313		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (05/10/2024 4:39PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Assets - Minimum Reserves- Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The file did not contain evidence the borrower had the proper amount of funds required to close. Reserves in the amount of $4,773 were required to be verified. Assets in the amount of $4,542.14 were verified in the loan file plus loan proceeds in the amount of $225.68 for a total of $4768. Borrower is short reserves by $5.00. Response 1 (05/09/2024 3:18PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 04/04/2024, which supports value.	Experienced Investor. 1.194 DSCR. 682 score.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
24049154		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (05/16/2024 5:30PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Income - Rental Property Income- Lender exception to use 1007 rental amount for STR purchase at origination. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 04/24/2024 which supports the original appraised value.	Compensating Factors - 808 FICO, experienced, 6 months reserves.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
24049289		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Response 1 (06/11/2024 2:51PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 05/13/2024 which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24049249		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is missing the lender's signature. Response 1 (05/17/2024 4:13PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender Exception provided for "10 month housing history." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 04/24/2024, which supports value.	Compensating Factors: 707 FICO, Low LTV at 42.857%, Excellent mortgage payment histories	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
24049318	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (06/03/2024 4:08PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Assets - Minimum Reserves-

The loan file contains a SLV to allow less than 60 days seasoning for assets used to qualify. Deemed non-material due to compensating factors (waived).

(Open) Assets - Cash to Close-

The loan file contains an SLV indicating 6 months reserves were required and permitting a $2,000 shortage of reserves. However, the reserve shortage is $5256 (required reserves $52,288 - $47,832 verified assets = $5256 reserve shortage). Do to the higher reserve shortage, the SLV would be considered invalid.

Response 1 (06/04/2024 1:51PM)
A total of 12 months required reserves as opposed to 6. DSCR >.75 and < 1. (Upheld)

Response 2 (06/10/2024 3:07PM)
The $5,000 EMD and $825 POC has not been accounted for in the rebuttal calculation. (Upheld)

Response 3 (06/11/2024 10:59AM)
Total funds required $825 POC + $5,000 EMD + $158,525 Cash to Close + 12 months reserves $52,288 = $216,638 required. Available assets $952 XXXX + $17,087 XXXX + $34,143XXXX + $5,000 Cleared EMD XXXX + $XXXX0 5/15/2024 + $825 POC paid 4/23/2024 = $212,207 available. $216,638 required - $212,207 available = $4,431 shortage. (Upheld)

Response 4 (06/18/2024 12:15PM)
Waiver granted by Investor. (Waived)

(Open) Assets - Large Deposits/Unacceptable-

The guidelines indicate any single deposit that is more than 300% of the average total monthly deposits requires a Letter of Explanation. The Borrower's XXXX reflects a large opening deposit of $64,804 on 04/02/2024 was not sourced. The loan file is missing a Letter of Explanation from the borrower regarding the source of the large deposit.

Response 1 (06/18/2024 12:16PM)
Waiver granted by Investor. (Waived)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX for Nebraska Severe Storms, Straight-line Winds, and Tornadoes (XXXX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date 04/25/2024. Please provide Property Inspection to confirm no damage.

Response 1 (06/11/2024 10:38AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/16/2024 that supports the appraised value.	Compensating Factors: 753 Fico, 0x30 > 36 months mortgage history Compensating Factors: 753 Fico, 0x30 > 36 months mortgage history Compensating Factors: 753 Fico, 0x30 > 36 months mortgage history	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
24016653		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (05/10/2024 4:11PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX, LLC desk review dated 2/21/2024 was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24027666		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (06/05/2024 8:27AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 05/09/2024 which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24027665		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (06/05/2024 8:10AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 05/09/2024 which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24016622		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement is not complete, not signed by borrower, not signed by lender and Exhibit is not filled out nor signed by borrower. Response 1 (05/13/2024 12:51PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX, LLC desk review dated 2/2/2024 was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24016624		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (05/16/2024 4:47PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XXXX dated 2/22/24 which supports appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24048937		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (05/30/2024 2:39PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 04/24/2024 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24048687		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by lender. Response 1 (05/16/2024 5:18PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- Lender exception provided to allow subject to close in an individual name in lieu of guidelines requirement to close in an entity name. Deemed non-material based on compensating factors. (waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX, LLC desk review dated 4/19/2024 was provided and supported the appraised value.	Compensating factors: Borrower has lived in primary residence for 3 years and has another investment property for 1 year and 11 months, LLC was established for subject; however, doesn't have an EIN yet. 14 months post-closing reserves.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
24049496		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note incomplete: The Loan Agreement is not signed by the Lender. Response 1 (05/31/2024 4:31PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/15/2024, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24049069		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note are incomplete: The loan agreement was not signed by the lender and Exhibit B was not signed by the LLC/Borrower. Response 1 (05/28/2024 12:38PM) The document provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 04/30/2024, which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
23072616		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Compliance Finding - Missing Business Purpose Documentation- Missing the following Business purpose documentation: The loan does not qualify as a business purpose loan. There are conflicting cash out letters in the loan file. The cash out letter dated 7/20/2023 does not list an acceptable business purpose reason. The loan is not TRID exempt. Response 1 (10/27/2023 11:39AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing Entity Documentation- Missing Resolution for XXXX. Response 1 (10/18/2023 8:16AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA, dated 8/1/2023, which supported the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
23072404		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, 07/20/2023, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
24071932	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A (Open) Note - Incomplete- The following section of the Note is incomplete. The Loan Agreement is missing. Response 1 (08/30/2024 7:42AM) The loan agreement has been provided however the lender signature is missing on page 12. Strength updated to EV2. (Acknowledged)	(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters for Entity loans. The guidelines and the approval require the Personal Guaranty and Resolution for XXXX which were not provided in the file.

Response 1 (08/30/2024 3:52PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters for the Alt Doc-Profit & Loss program. Guidelines for the Alt Doc-Profit & Loss program require a completed Business Narrative which was not provided in the file.

Response 1 (09/03/2024 2:06PM)
The loan does not contain full income documentation. (Upheld)

Response 2 (09/04/2024 9:36PM)
All docs required for program provided. (Resolved)

(Open) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete or missing. Lender Exception provided for the VOR on primary residence which must be supported with a 12 month payment history. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 08/06/2024, which supports the appraised value.	Compensating factors: DTI 14.877% when 45% is max; 10 years S/E.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
24061408	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Open) Verification Documentation - VOR-

The final 1003 reflected the borrower was renting the current primary residence for $4,000 monthly for 1 month and $4,000 per month for prior residence. The lender guidelines required verification of 12 month rental history. The required documentation was not provided.

Response 1 (08/19/2024 12:05PM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - Other-

Lender exception provided to allow vesting in to be in individual name in lieu of an entity name as required by the guidelines. Deemed non-material based on compensating factors. (waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 7/23/2024 was provided and supported the appraised value.	Compensating Factors: Borrower has a SSN and two mortgages reporting on credit. Borrower owns XXXX units in the same complex vested in his name. 21 months of PITIA reserves. Low DTI of 18.976%. Compensating Factors: Borrower has a SSN and two mortgages reporting on credit. Borrower owns XXXX units in the same complex vested in his name. 21 months of PITIA reserves. Low DTI of 18.976%.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060787	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) Program Parameters - Other-

Lender's Exception - Lender allowed the condo square footage to be lower than 500 square footage as required. Compensating factors deems as non-material. (waived)

(Clear) Assets - Bank Statements-

Per Lender's guides, two most recent bank statement are required to be provided. However, the loan file contains bank statements for the borrowers' XXXX, which are dated 7/31/2024 and 5/31/2024. The bank statement for June or April is missing from the loan file. Without the funds reflected on the bank statement, the borrowers will be short verified funds. Additional conditions may apply.

Response 1 (08/29/2024 1:57PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/25/2024, which supports the appraised value.	Compensating factors - Low DTI of 32.501%, Low LTV of 70.525%, 14 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24060704	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Debts - Not Verified-

The loan file does not contain evidence the borrowers primary residence mortgage is escrowed as calculated at origination. Missing proof the primary residence mortgage is escrowed for taxes and homeowners insurance. ***Additional conditions may apply ***

Response 1 (07/16/2024 4:13PM)
DTI will exceed 50% with the full primary residence payment. (Upheld)

Response 2 (07/17/2024 1:42PM)
Documentation received is sufficient. (Resolved)

(Open) Credit - Other-

Lender Exception to use STR (short term rental) income on subject property to offset PITI prior to consummation. Deemed Non Material based on compensating factors.

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/25/2024 that supported the value.	Comp Factors - Credit Score 777, Reserves from proceeds $152,176/113 mos	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24061097	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Compliance Finding - Missing Business Purpose Documentation- Missing the following Business purpose documentation: Business Purpose Affidavit. Response 1 (08/08/2024 1:11PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Credit Score-

Lender's Exception - Lender allowed the borrower to be qualified with a credit score lower than the max of 680. Compensating factors deems as non-material. (waived)

(Open) Program Parameters - Property Type-

Lender's Exception - Lender allowed the condominium to be smaller than 500ft max. Compensating factors deems as non-material. (waived)

(Open) Program Parameters - Other-

Lender's Exception - Lender allowed the investor concentration to be higher than 75% max. Compensating factors deems as non-material. (waived)

(Open) DTI - Exceeds Guidelines-

Per Lender's guides, the max DTI is 50% when the LTV is equal to or less than 80%. The borrower refinanced their primary residence on 5/30/2024, with a disbursement date of 6/3/2024, per the final CD obtained in the loan file. The subject loan closed on XXXX. However, the Lender did not use the borrower's new PITI of $1,239.70 in the qualifying DTI. Instead, the borrower's previous monthly mortgage payment of $994 was used to qualify the borrower. By using the new PITI, the DTI increased from 49.020% to 52.613%. Which exceeds the max DTI of 50%. Additional conditions may apply.

Response 1 (08/08/2024 12:32PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/3/2024, which supports the appraised value.	Compensating factors - 7 months reserves, 28 years in primary residence, 20 years employed by same business. Compensating factors - 7 months reserves, 28 years in primary residence, 20 years employed by same business. Compensating factors - 7 months reserves, 28 years in primary residence, 20 years employed by same business. Compensating factors - 7 months reserves, 28 years in primary residence, 20 years employed by same business.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
24061308		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Program Parameters - Property Type- Lender Exception provided for square footage below the minimum of 500, approved at XXXX square feet. Deemed non-material based on compensating factors. (Waived) (Open) Program Parameters - Property Type- Lender Exception provided for Investor Concentration of 90%, approved at 98%. Deemed non-material based on compensating factors. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/03/2024 which supported the appraisal value.	Compensating Factors: 789 Fico, Same Employer 30 years and Residual Income $8,181.07 Compensating Factors: 789 Fico, Same Employer 30 years and Residual Income $8,181.07	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
24059872		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Open) Credit - Other- Lender Exception for the borrowers closing funds not being transferred to US accounts 10 days or more prior to consummation. Deemed Non Material based on compensating factors. (Waived) (Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in a business entity; however, the loan file did not contain the business liens/judgements search as required. Response 1 (07/24/2024 9:56AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/24/2024 that supported the value.	Comp Factors - Residual Income $9889.45, Reserves $99,448/15 mos	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
24050302		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete:The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A XXXX, LLC desk review dated 6/21/2024 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24060754	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - DTI-

Lender Exception provided for DTI greater than 50%, approved at 52.528%. Deemed non-material based on compensating factors. (Waived)

(Clear) Credit - Other-

The subject closed is the entity, XXXX; however, the Loan Agreement is missing from the loan file. Additional conditions may apply.

Response 1 (07/11/2024 4:33PM)
Explanation received is sufficient. (Void)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The documentation in file reflected the borrower purchased a new primary residence located at XXXX, which closed simultaneously with the subject loan, and the loan file did not contain a copy of the Final Closing Disclosure confirming the new PITIA payment as required. In addition, the borrower's debts with XXXXwere paid off at the new primary residence closing; however, the loan file did not contain documentation confirming these debts were paid off.

Response 1 (07/10/2024 2:28PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 05/31/2024 which supported the appraisal value.	Compensating Factors: 764 Fico, Same Employer 2 years and Residual Income $6,918.49	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
24059819		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Condo - Other- The application reflects that the mortgage with XXXX Mortgage secured by the primary residence is escrowed and not documented in the file. Additional conditions may apply. Response 1 (07/01/2024 2:59PM) Referenced documentation not received. (Upheld) Response 2 (07/03/2024 8:41AM) Documentation received is sufficient. (Resolved) (Open) Program Parameters - Other- Loan exception provided to allow condo 77% investor concentration; 33% delinquency, and also pending litigation which is resolved through loans and special assessments (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 5/31/24 which supports the appraised value.	Compensating factors: FICO 766 versus minimum required FICO 640; reserves 30 months versus required 6 months	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
24050429	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Borrower - SS# incorrect-

The subject loan is an investment purchase with the borrower being a Foreign National. The loan file did not contain evidence the borrower had obtained either a US SSN or an ITIN number as required per the guidelines. An approved exception was not contained in the loan file as permitted by the Foreign National guidelines.

Response 1 (07/10/2024 1:02PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan is an investment purchase with a Foreign National borrower that closed in a US Entity; however, the loan file did not contain a background and liens/judgement search on the entity as required per guidelines.

Response 1 (07/10/2024 1:03PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/10/2024 that supported the value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24050345		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 6/6/2024, that supports the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
23039557M		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) HMDA - Government Monitoring- The Government Monitoring Information was not provided for either borrower. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13	(Clear) Final Application - Missing- The loan file is missing the final application for the original loan transaction. Response 1 (03/29/2024 9:14AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA Dated 5/15/23 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
24038467		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (05/23/2024 1:17PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 4/25/2024, that supports the value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
24060574		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters - Other- A fraud report on the borrower was not provided. Response 1 (08/02/2024 11:59AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 7/12/2024, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
24049500	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement is missing.

Response 1 (07/02/2024 11:28AM)
The documentation provided is not sufficient to clear the finding. The Note references that a Loan Agreement is attached and made a part of. Therefore, an executed loan agreement is required. (Upheld)

Response 2 (07/04/2024 8:20AM)
The information provided is not sufficient to clear the finding. Any additional agreements or addendums mentioned in the Note as being included and part of the agreement must be included. The Note detailed that a Loan Agreement was executed by borrower and lender and was made a part of the Note, therefore it must be provided. If a loan agreement is not applicable to the transaction as detailed within the note, a new note will need to be executed that does not state a loan agreement was executed and made a part of the Note. (Upheld)

Response 3 (07/10/2024 4:33PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Income - Insufficient Documentation-

The Underwriter's conclusion on the adequacy and the stability of the applicant's income was not supported by documentation in the file. The borrower was qualified under the 24-month business bank statement program. However, the loan file is missing the bank statement for 4/30/23, which is considered as part of the borrower's income documentation. Additional conditions may apply.

Response 1 (06/27/2024 2:01PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Other/Missing-

Per Lender's guides, the borrower is required to verify ownership of their business by providing third party verification such as a CPA letter, Tax Preparer letter, an operating agreement or equivalent; reflecting the percentage of ownership. However, the loan file does not contain any documentation with the exception of the self-employed business narrative, to reflect the borrower's ownership as required. Additional conditions may apply.

Response 1 (06/12/2024 1:48PM)
Document provided does not confirm the borrower's ownership percentage. (Upheld)

Response 2 (06/25/2024 12:30PM)
Still missing confirmation of the Accountant's license. (Upheld)

Response 3 (06/27/2024 2:02PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 5/1/2024, which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
24071779	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other-

Subject loan closed with both members of the entity as personal guarantors representing 100% ownership of the entity (50%/50%) Per the guidelines, guarantors must provide a limited application with name, address, DOB, SSN and citizenship. A credit report and fraud report, along with authorization to pull, must be obtained with guarantor meeting minimum credit score requirements. The second member, XXXX, signed the Guaranty Agreement, however, the file is missing all other required documentation.

Response 1 (08/13/2024 12:02PM)
Documentation received is sufficient. (Resolved)

(Clear) Flood Certificate - Missing-

The flood certificate is missing. The loan file contained a Flood Certificate for the property located at XXXX; however, the loan file did not contain a Flood Certificate for the subject property, XXXX as required.

Response 1 (08/15/2024 9:03AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/23/24, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
24060814		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Other- The subject loan does not meet Program Parameters for condominiums. Lender Exception provided to allow fractional ownership and litigation. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/27/2024, which supports the appraised value.	Compensating Factors: DSCR 1.042; years at present address 12; 54 months reserves when 6 required.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
24048699	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Property Type-

The subject loan does not meet Program Parameters for Property Type. The guidelines do not allow for rural property types. The subject property is indicated to be rural per the appraisal; however, there is mention that the subject property is located within 2 miles of various forms of shopping, restaurants, employment, schools and parks. It should be noted that an exception was approved for this particular issue. (Waived)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The borrower entity was XXXX which was 50% owned by the borrower, XXXX and50% owned by XXXX. The borrower was not a majority owner; therefore,XXXX was required to be a guarantor.XXXX did not sign the Guaranty as required and the loan file did not contain a limited application or credit report as required by guidelines.

Response 1 (06/17/2024 10:33AM)
Still missing limited application and credit report. (Upheld)

Response 2 (06/18/2024 11:46AM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. The maximum LTV is 80% for a purchase; however, the subject loan closed with an 85% LTV which exceeds the maximum allowed.

Response 1 (05/28/2024 1:53PM)
The matrix provided in rebuttal does not match the matrix provided for review. (Upheld)

Response 2 (06/21/2024 8:23AM)
Waiver granted by Investor. (Waived)

(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required for the subject transaction. The borrower was required to evidence $8,655 in reserves. This is in addition to the requirement of $41,960 in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of $50,615 in funds for the subject transaction. The loan file only contained evidence of $35,505 in qualifying assets sourced from a business account of which the borrower was only 50% owner of the business; therefore, only 50% of the total balance was allowed to be considered. As a result, there is a $15,110 shortage in verified assets.

Response 1 (06/21/2024 8:14AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 04/26/2024 which supports the appraised value.	Comp Factors - primary owned 9+ years and 744 FICO 744 score. Experienced Investor. 7 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
130848		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/04/2024 which support the appraised values.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
130846	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Guidelines require all vacant properties to have a third party rent estimate fromXXXX obtained in the loan file. The property located at XXXX  is vacant; however, a third party rent estimate from XXXX was not present in the loan file.

Response 1 (06/26/2024 2:16PM)
According to the guidelines, a XXXX product other than the 1007 with a confidence score of no less than 80% is required. (Upheld)

Response 2 (07/12/2024 2:17PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Other-

There are additional appraisal findings. The subject appraisals all reflect the lender/client to be "XXXX". According to the note the lender is "XXXX". The loan file did not contain a transfer letter for any of the XXXX property appraisals.

Response 1 (06/26/2024 2:13PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The background for the entity per the XXXX is missing from the loan file.

Response 1 (06/26/2024 2:12PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/04/2024 which support the appraised values.	782 score. 60% LTV. Experienced Investor. 1.33 DSCR.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130847	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing- The Security Instrument (Mortgage/Deed of Trust) is missing for 7 out of 9 properties. Response 1 (06/27/2024 12:16PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Appraisal - Other-

There are additional appraisal findings. The subject appraisals all reflect the lender/client to be "XXXX". According to the note the lender is "XXXX". The loan file did not contain a transfer letter for any of the XXXX property appraisals.

Response 1 (06/26/2024 2:20PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The background for the entity per the mortgage XXXX is missing from the loan file.

Response 1 (06/26/2024 2:20PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Missing or Incomplete Lease Agreement-

Missing Lease agreement. The lease for the property located at XXXX was missing from the loan file.

Response 1 (06/26/2024 2:30PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/04/2024 and 06/12/2024 which support the appraised values.		3	1	3	1	4	1	1	1	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A	C	A	C	A	A	A	D	A
131157	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Clear) Appraisal - Other-

The comparable rent schedule for the property located at XXXX. is missing from the loan file. A review of this document may change the analysis of the loan.

Response 1 (07/29/2024 6:55AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property/Missing Lease-

The rental income was not properly documented. Although an aged lease with an expiration date of 02/28/2018 and rental income amount of $700 was supplied, the increased rent agreement to support the rent per the ledger in the amount of $1,453 was not present in the loan file for the subject property located at XXXX.

Response 1 (07/26/2024 2:15PM)
Documentation received is sufficient. (Resolved)

(Open) Appraisal - Borrower Info-

The borrower's name on the appraisal does not match other loan file documentation. The appraisal for the property located at XXXX. reflects a borrower name of XXXX. The appraisal for the property located at XXXX reflects a borrower name of XXXX The appraisal for the property located at XXXX. reflects a borrower name of XXXX. The appraisal for the property located at XXXX. reflects a borrower name of XXXX

Response 1 (07/29/2024 6:51AM)
It is acknowledged that the guarantor owns multiple LLCs; however, the borrower name on the appraisal must match the Note. (Upheld)

Response 2 (08/09/2024 3:12PM)
Waiver granted by Investor. (Waived)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost for the properties located at XXXX. and XXXX.

Response 1 (07/26/2024 2:11PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Properties that are either vacant or noted as a short-term rental, a third-party rent estimate is required from XXXX. The subject consisted of XXXX properties, of which 3 were vacant. A RentRange third-party rent estimate is missing from the loan file for the properties located at XXXX

Response 1 (07/29/2024 6:58AM)
The reason is acknowledged; however, all 3 properties are still vacant. A XXXX is required for all 3. (Upheld)

Response 2 (08/09/2024 3:12PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did notcontain a CDA or CU score for any of the 10 cross collateralized properties. Response 1 (07/26/2024 2:59PM) Documentation received is sufficient. (Resolved)	Experienced Investor. 50 months of reserves. 782 score. 59.755% LTV. Experienced Investor. 50 months of reserves. 782 score. 59.755% LTV.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
131156	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The payment section of the note is missing the Interest only period as the principal and interest section states a payment of $XXXX for 240 months with a maturity date of XXXX.

Response 1 (08/06/2024 11:48AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current flood hazard insurance policy for the subject property located at XXXX. Areview of this document may change the analysis of the loan.

Response 1 (08/01/2024 10:34AM)
The flood cert for the referenced property at XXXX was not provided. The flood cert for XXXX was provided. (Upheld)

Response 2 (08/06/2024 2:20PM)
The flood cert for the referenced property at XXXX reflects Zone AE. Please provide Flood Insurance. (Upheld)

Response 3 (08/13/2024 11:42AM)
Documentation received is sufficient. (Resolved)

(Open) Income - Rental Property/Missing Lease-

The rental income was not properly documented. The lease agreement is required but missing from the loan file for the property located at XXXX. A review of this document may change the analysis of the loan.

Response 1 (07/26/2024 1:22PM)
Lease provided was for XXXX, which was not the requested missing lease from XXXX. (Upheld)

Response 2 (08/06/2024 2:22PM)
The lease agreement is still missing from the loan file for the property located atXXXX. (Upheld)

Response 3 (08/13/2024 11:44AM)
Still missing lease for the property located at XXXX. (Upheld)

Response 4 (08/20/2024 9:51AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/28/2024, 07/01/2024 and 07/02/2024 which support the appraised values.	782 score. Experienced Investor. 1.31 DSCR. 42 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
130777		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Appraisal Disclosure, issued on XXXX was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) Debts - Not Verified- The property located at XXXX is a Leasehold property; however, the ground lease r evidence of ground lease payment amount is missing from the loan file. Response 1 (07/12/2024 1:32PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/13/2024, 06/18/2024 and 06/19/2024 which support the appraised values.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130778		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Appraisal Disclosure, issued on 06/18/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) DSCR - Missing Third party rent estimate- Missing required Third party rent estimate perguidelines. Properties that are either vacant or noted as a short-term rental,a third-party rent estimate is required from XXXX. The subject consisted of XXXX properties, of which 4 were vacant. A XXXX third-party rent estimateis missing from the loan file for the properties located at XXXX Response 1 (07/15/2024 7:30AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/19/2024, 06/21/2024 and 06/20/2024 which support the appraised values.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130779	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Appraisal disclosure, issued on 06/18/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The subject note reflects the borrower as XXXX by XXXX by XXXX; therefore, a guaranty was required to be signed. The guaranty is missing from the loan file.

Response 1 (07/12/2024 1:42PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Properties that are either vacant or noted as a short-term rental, a third-party rent estimate is required from XXXX. The subject consisted of XXXX properties, of which 3 were vacant. A XXXX third-party rent estimate is missing from the loan file for the properties located atXXXX

Response 1 (07/12/2024 1:44PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/19/2024, 06/20/2024 and 06/21/2024 which support the appraised values.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130780	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Appraisal disclosure, issued on 06/18/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) Appraisal - Borrower Info-

The borrower's name on the appraisal does not match other loan file documentation. The appraisals for the properties located at XXXX reflect a borrower name ofXXXX and the appraisal for the property located at XXXX reflects a borrower name of XXXX, LLCXXXXLLC.

Response 1 (07/15/2024 7:36AM)
Documentation and explanation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The program guidelines require a background search on each borrower/guarantor and/or entity as necessary. The loan file did not contain a background check for the Business Entity.

Response 1 (07/15/2024 11:06AM)
The document provided appears to be a business lookup only. (Upheld)

Response 2 (08/08/2024 2:18PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/17/2024, 06/21/2024 and 06/24/2024 which support the appraised values.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130781	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Appraisal Disclosure, issued on 06/18/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) Income - Rental Property/Missing Lease-

Lease agreement is required but missing from the loan file. Although the appraisal reflects the property is tenant occupied, the lease for the property located at XXXX is missing from the loan file.

Response 1 (07/12/2024 1:58PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Borrower Info-

The borrower's name on the appraisal does not match other loan file documentation. The appraisals for the properties located atXXXX reflect a borrower name of XXXX and the appraisal for the property located at XXXX reflects a borrower name of XXXX. The note reflects a borrower name of XXXX.

Response 1 (07/12/2024 2:01PM)
Explanation and documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The program guidelines require a background search on each borrower/guarantor and/or entity as necessary. The loan file did not contain a background check for the Business Entity.

Response 1 (07/12/2024 2:00PM)
Referenced documentation not received. (Upheld)

Response 2 (07/15/2024 11:13AM)
Documentation received is a Business lookup, which does not appear to be a background search. (Upheld)

Response 3 (08/08/2024 2:35PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/17/2024, 06/20/2024 and 06/21/2024 which support the appraised values.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130783		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Appraisal Disclosure, issued on 06/18/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) DSCR - Missing Third party rent estimate- Missing Third party rent estimate. Missing required Third party rent estimate per guidelines. Properties that are either vacant or noted as a short-term rental, a third-party rent estimate is required from XXXX. The subject consisted of XXXX properties, of which 3 were vacant. A XXXX third-party rent estimate is missing from the loan file for the properties located at XXXX Response 1 (07/15/2024 7:43AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain a CDA for the property located atXXXX. The remaining nine properties contained a CDA that did support the value within 10%. Response 1 (07/25/2024 9:13AM) Documentation received is sufficient. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
130782	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The payment for interest and principal was stated inaccurately at $0.00. Response 1 (07/16/2024 3:00PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Appraisal Notice - Late- The Appraisal Disclosure, issued on 06/18/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.	(Clear) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Properties that are either vacant or noted as a short-term rental, a third-party rent estimate is required from XXXX. The subject consisted of XXXX properties, of which 3 were vacant. A XXXXe third-party rent estimate is missing from the loan file for the properties located at XXXX

Response 1 (07/12/2024 2:13PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The background check for the borrowing entity known as XXXX is missing from the loan file.

Response 1 (07/12/2024 2:09PM)
"Find a Business" is not a full background check. (Upheld)

Response 2 (07/16/2024 1:50PM)
Typically, a No Hit screen print is available. (Upheld)

Response 3 (08/08/2024 2:41PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 06/17/2024 and 06/24/2024, which support the original appraised values.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
130794		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Appraisal Disclosure, issued on 06/12/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Open) Hazard Insurance deductible over allowed 5% of coverage amount.- Deductible over the allowed 5% of coverage amount. Subject loan includes 10 properties of which the HOI policy reflects a 25k deductible on each policy which is well over the allowed 5% of replacement cost for each property. Response 1 (07/29/2024 6:44AM) Waiver must be granted by Investor. (Upheld) Response 2 (07/30/2024 1:39PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 06/26/2024, which support the original appraised values.	788 score. 1.65 DSCR. Experienced Investor.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
130795		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Open) Program Parameters - Financed Properties- The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate a maximum exposure for borrower/guarantor of $10,000,000. The exposure was exceeded by the borrowers/guarantors; therefore, the subject is ineligible for financing. Response 1 (07/26/2024 12:37PM) Waiver must be granted by Investor. (Upheld) Response 2 (07/30/2024 1:42PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 06/26/2024 and 06/27/2024, which support the original appraised values.	788 score. 65% LTV. 1.58 DSCR. Experienced Investor.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
130800		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Open) Program Parameters - Financed Properties- The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate a maximum exposure for borrower/guarantor of $10,000,000. The exposure was exceeded by the borrowers/guarantors; therefore, the subject is ineligible for financing Response 1 (07/26/2024 1:15PM) Exception must be granted by Investor. (Upheld) Response 2 (07/30/2024 1:46PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 06/26/2024, which support the original appraised value.	788 score. 1.56 DSCR. 65% LTV. Experienced Investor.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
130797	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument cannot be verified as accurate due to Title Commitment missing from the loan file.

Response 1 (07/26/2024 12:58PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The payment section of the note is missing the Interest only period as the principal and interest section states a payment of $6,517.88 for 240 months with a maturity date of 08/01/54.

Response 1 (08/08/2024 4:24PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Appraisal Notice - Late-

The Appraisal disclosure, issued on 06/12/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.

(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate a maximum exposure for borrower/guarantor of $10,000,000. The exposure was exceeded by the borrowers/guarantors; therefore, the subject is ineligible for financing.

Response 1 (07/26/2024 12:57PM)
Exception must be granted by Investor. (Upheld)

Response 2 (08/20/2024 9:46AM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Missing Third party rent estimate-

The loan file is missing the third party rent estimate for the vacant property located at XXXX.

Response 1 (07/26/2024 12:55PM)
Third Party product, such as XXXX, is required. (Upheld)

Response 2 (08/20/2024 9:46AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 06/26/2024 - 07/02/2024, which support the original appraised values.	1.52 DSR. Experienced Investor. 75 months of reserves. 1.52 DSR. Experienced Investor. 75 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
130799		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Appraisal Disclosure, issued on 06/12/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only (Clear) Note - Incomplete- The following section of the Note is incomplete: The payment for interest and principal was stated inaccurately at $0.00. Response 1 (08/01/2024 1:40PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) Program Parameters - Financed Properties- The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate a maximum exposure for borrower/guarantor of $10,000,000. The exposure was exceeded by the borrowers/guarantors; therefore, the subject is ineligible for financing. Response 1 (07/26/2024 1:07PM) Exception must be granted by Investor. (Upheld) Response 2 (08/08/2024 2:53PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/25/2024 and 06/26/2024 which support the appraised values.	788 score. 65% LTV. 1.50 DSCR. Experienced Investor.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
130796	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Appraisal Disclosure, issued on 06/12/2024 was not disclosed within 3 days of the application date, 05/09/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only.

(Clear) Security Instrument - Inaccurate-

The security instrument was not completed accurately. The Mortgage date is inaccurate on page one and throughout the mortgage and riders. It lists the date as XXXX. Any manual edits of the date need to be initialed by the borrowers. The notary must initial manual edits to the notary section.

Response 1 (08/01/2024 2:41PM)
The documentation provided is sufficient to clear the finding.

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The loan file is missing the background check for the borrowing entity know as XXXX.

Response 1 (07/26/2024 12:45PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate a maximum exposure for borrower/guarantor of $10,000,000. The exposure was exceeded by the borrowers/guarantors; therefore, the subject is ineligible for financing.

Response 1 (07/26/2024 12:48PM)
Waiver must be granted by Investor. (Waived)

Response 2 (08/08/2024 2:45PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 06/26/2024 and 06/27/2024, which support the original appraised values.	788 score. 65% LTV. 1.43 DSCR. Experienced Investor.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
130798		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Appraisal Disclosure, issued on 06/12/2024 was not disclosed within 3 days of the application date, 05/09/2022. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only. (Clear) Note - Incomplete- The following section of the Note is incomplete: The payment for interest and principal was stated inaccurately at $0.00. Response 1 (08/01/2024 2:12PM) The documentation provided is sufficient to clear the finding.	(Open) Program Parameters - Financed Properties- The subject loan does not meet Program Parameters for Financed Properties. The guidelines indicate a maximum exposure for borrower/guarantor of $10,000,000. The exposure was exceeded by the borrowers/guarantors; therefore, the subject is ineligible for financing. Response 1 (07/26/2024 1:03PM) Exception must be granted by Investor. (Upheld) Response 2 (08/08/2024 2:49PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 06/26/2024 which support the appraised values.	788 score. 65% LTV. Experienced Investor. 1.44 DSCR.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
127746	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Mortgage was executed by an entity; XXXX and the Member is XXXX, but the entity documents for XXXX are missing. Unable to determine if signatures on mortgage are accurate.

Response 1 (07/26/2024 12:51PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Note was executed by an entity; XXXX and the Member is XXXX, but the entity documents for XXXX are missing. Unable to determine if signatures on mortgage are accurate.

Response 1 (07/26/2024 12:52PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. The borrowing entity is XXXX, which is owned by XXXX. The loan file did not contain the required following business documentation for XXXX: Articles of Organization, Operating Agreement, and Certificate of Good Standing.

Response 1 (07/26/2024 12:34PM)
Still missing Articles of Organization, Operating Agreement, and Certificate of Good Standing for XXXX. (Upheld)

Response 2 (08/12/2024 9:28AM)
Exception must be granted by Investor. (Upheld)

Response 3 (08/20/2024 9:40AM)
Waiver granted by Investor. (Waived)

(Clear) Flood Certificate - Missing-

The flood certificate is missing for the property located at XXXX. It should also be noted that the loan file contains a Flood Insurance Policy for that property which indicates a Flood Zone of AE.

Response 1 (07/26/2024 12:28PM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The borrower was required to evidence $49,876 in reserves. This is in addition to the requirement of $23,881 in funds to close. Therefore, the borrower was required to evidence a total of $73,757 in funds for the subject transaction. The loan file only contained evidence of $59,419 in qualifying assets. As a result, there is a $14,339 shortage in verified assets.

Response 1 (07/30/2024 1:33PM)
Guide provided for the review required 6 months of reserves. Also, principal and interest must be used to calculate the payment. (Upheld)

Response 2 (08/20/2024 9:41AM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The guidelines require all cross-collateralized transactions meet a minimum DSCR of 1.15. The subject was approved with a DSCR of 1.01, which does not meet the minimum required.

Response 1 (07/30/2024 1:23PM)
Guide requires the full principal and interest to be used in the DSCR calculation. (Upheld)

Response 2 (08/12/2024 9:30AM)
Explanation is acknowledged. Investor exception required to use the I/O payment. (Upheld)

Response 3 (08/20/2024 9:41AM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The guidelines require a background check for all borrowing entities and guarantors. The loan file is missing the background check for the guarantor XXXX and the entity XXXX.

Response 1 (07/26/2024 12:27PM)
Still missing background check for the entity XXXX. (Upheld)

Response 2 (08/15/2024 11:37AM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - OFAC Screening-

The loan file does not contain evidence that all required parties passed the OFAC screening process. The guidelines require that all borrowing entities and guarantors pass an OFAC screening. The OFAC is missing for the entity XXXX.

Response 1 (08/06/2024 2:11PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs, dated 10/18/2023 which support the appraised values.	64.833% LTV. Experienced Investor. 2 year perfect mortgage history. 64.833% LTV. Experienced Investor. 2 year perfect mortgage history. 64.833% LTV. Experienced Investor. 2 year perfect mortgage history.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
130201		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Name Discrepancy- The vested interest on the Security Instrument could not be verified due to missing Title Commitment. Response 1 (07/10/2024 4:23PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/19/2024 which supports the original appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
130886	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Missing Third party rent estimate-

Guidelines require vacant properties to have a XXXX report with a confidence score of no less than 80%. The subject was vacant and the XXXX report was not provided.

Response 1 (07/12/2024 1:23PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - LTV-

The maximum LTV for the subject cash-out refinance was 75%. Guidelines require a 5% LTV reduction to 70% when the property is vacant. The property was vacant and the LTV was excessive at 71.557%.

Response 1 (07/12/2024 1:25PM)
Please provide the updated guide. (Upheld)

Response 2 (07/15/2024 11:09AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA, dated 6/12/2024, supported the appraised value.	733 score. Experienced Investor. 1.12 DSR.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
129553	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on 07/02/2024 was not disclosed within 3 days of the application date, 06/12/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) Note - Signature Discrepancy-

The Title to the Property is held in a Trust, but the Certification of Trust Members does not match the members of the Trust that signed the Note, Prepayment Rider, and Loan Agreement. The Trust Cert lists XXXX and XXXX as the members but XXXX signed the Note. Additionally, the Trust Cert is calling the Trust a Limited Liability Corporation but it is a Trust not an LLC.

Response 1 (08/01/2024 3:05PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Security Instrument - Signature Discrepancy-

The title to the Property is held in a Trust, but the Certification of Trust Members does not match the members of the Trust that signed the Mortgage. The Trust Cert lists XXXX and XXXX as the members but XXXX signed the Mortgage. Additionally, the Trust Cert is calling the Trust a Limited Liability Corporation but it is a Trust not an LLC.

Response 1 (08/01/2024 3:05PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The following section of the Security Instrument is incomplete: Page 2 contained a manual edit which was not initialed by all required parties.

Response 1 (08/01/2024 3:05PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Open) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Guidelines require vacant properties to have a XXXX report with a confidence score of no less than 80%. The subject was vacant and the XXXX report was not provided.

Response 1 (07/29/2024 7:02AM)
Guide provided for review requires a XXXX with a confidence score of at least 80%. (Upheld)

Response 2 (08/09/2024 3:04PM)
Waiver granted by Investor. (Waived)

(Open) Appraisal - Other-

There are additional appraisal findings. The subject property is vacant. Guidelines require at least 3 sales comparable properties within 1 mile or the same zip code and at least 1 comp must be within 1 mile of the subject property with net adjustments at most 10%. Only 2 comps were within 1 mile and net adjustments exceeded 10%.

Response 1 (07/29/2024 7:04AM)
1 additional comp meeting the parameters is required. (Upheld)

Response 2 (08/09/2024 3:05PM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The file is missing the background check for The XXXX as required per Entity guidelines.

Response 1 (07/30/2024 1:55PM)
Explanation received is sufficient. (Void)

(Clear) Program Parameters - Other-

The subject loan does not meet Program Parameters. The file did not contain the OFAC results for XXXX as required by Entity guidelines.

Response 1 (07/30/2024 1:56PM)
Explanation received is sufficient. (Void)

(Clear) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. The loan application reflected the borrower as XXXX and the XXXX. The loan approval shows the borrower as Trust and the loan closed in the name ofXXXX as Trustee signing the Note, Loan Agreement and Security Agreement. According to guidelines for a Trust we need the following: Trust Agreement, State Formation, Operating Agreement and EIN (if LLC). The file only contained the Certification of Members and the Resolution-neither of which reflects XXXX as a member. Additional conditions may apply.

Response 1 (07/29/2024 7:06AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 03/13/2024 which supports the appraised value.	765 score/ 70% LTV. 1.29 DSCR. Experienced Investor. 765 score/ 70% LTV. 1.29 DSCR. Experienced Investor.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
128839	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 01/29/2024 was not disclosed within 3 days of the application date, 10/25/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Open) Assets - Bank Statements-

Reserves in the amount of $9,830. A XXXX business account ending #XXXX, in the name of XXXX was utilized in the required reserves. The lender guidelines required proof that the borrower held a minimum of 25% of the entity and shows borrower has access to the funds. The operating agreement for XXXX was provided and support borrower had 50% ownership interest. The XXXX account did not show the borrower as a signor on the XXXX account and additional documentation to support borrower's access to the funds were not provided as required.

Response 1 (08/01/2024 10:40AM)
Guides do not allow cash out proceeds to be used for reserves. (Upheld)

Response 2 (08/07/2024 11:29AM)
Waiver granted by Investor. (Waived)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX for Texas Severe Storms, Straight-line Winds, Tornados, and Flooding (XXXX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date 02/05/2024. Please provide Property Inspection to confirm no damage.

Response 1 (08/07/2024 11:27AM)
PDI provided is for XXXX. The subject property is XXXX. (Upheld)

Response 2 (08/09/2024 2:51PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 2/15/2024 was provided and supported the appraised value.	70% LTV. Experienced Investor. 1.221 DSCR.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
128843	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 01/29/2024 was not disclosed within 3 days of the application date, 10/25/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Open) Assets - Bank Statements-

Reserves in the amount of $10,167. A XXXX business account ending #XXXX, in the name of XXXX was utilized in the required reserves. The lender guidelines required proof that the borrower held a minimum of 25% of the entity and shows borrower has access to the funds. The operating agreement for XXXX was provided and support borrower had 50% ownership interest. The XXXX account did not show the borrower as a signor on the XXXX account and additional documentation to support borrower's access to the funds were not provided as required.

Response 1 (07/30/2024 1:49PM)
Guide does not allow proceeds from refinance to be used for reserves. (Upheld)

Response 2 (08/07/2024 11:34AM)
Waiver granted by Investor. (Waived)

(Clear) FEMA-

FEMA Declaration declared XX/XX/XXXX for Texas Severe Storms, Straight-line Winds, Tornados, and Flooding (XXXX) with an incident period of XX/XX/XXXX - XX/XX/XXXX which is after the original appraisal date 02/10/2024. Please provide Property Inspection to confirm no damage.

Response 1 (08/07/2024 11:32AM)
The PDI is for XXXX. The subject property is XXXX. (Upheld)

Response 2 (08/09/2024 2:54PM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Alerts-

The credit report contain an alert reflecting borrower was a Fraud Victim with an extended fraud alert. Lender guidelines required that all fraud alerts be cleared and/or addressed by borrower. Required documentation was not provided.

Response 1 (07/26/2024 1:29PM)
Document provided does not address defect. (Upheld)

Response 2 (08/09/2024 2:57PM)
Exception must be granted by Investor. (Upheld)

Response 3 (08/20/2024 9:53AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 2/20/2024 was provided and supported the appraised value.	65% LTV. 1.387 DSCR. Experienced Investor. 65% LTV. 1.387 DSCR. Experienced Investor.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
130635	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Assets - Bank Statements-

The loan file was missing the required two months bank statements with XXXX for April and March, with the April statement reflecting an ending balance of $12,470.00

Response 1 (06/26/2024 1:58PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing HUD-

The loan file is missing the final HUD 1 on the subject property reflecting any liens to be paid off along with the cash to borrower amount of at least $8224.00.

Response 1 (06/26/2024 2:05PM)
HUD provided reflects a $522,396 mortgage payoff and cash due from the borrower in the amount of $404,336. (Upheld)

Response 2 (07/12/2024 12:44PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

The loan file is missing documentation to support the borrower/guarantor has owned the primary residence for a minimum of 12 months.

Response 1 (06/26/2024 2:01PM)
Exception must be granted by the Investor. (Upheld)

Response 2 (07/12/2024 12:35PM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

Guidelines for a cash out refinance and a FICO score between 660 and 680 reflects a maximum LTV of 65%. The subject loan originated as a cash out refinance with a FICO score of 676 and an LTV of 70%, which exceeds the program maximum LTV.

Response 1 (06/26/2024 2:02PM)
Exception must be granted by the Investor. (Upheld)

Response 2 (07/12/2024 12:35PM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Program Parameters - Other-

Per guidelines, the minimum DSCR for a loan amount less than $150,000 is 1.15. The subject loan originated with a loan amount of $XXXX and a DSCR of 1.05, which does not meet the minimum DSCR requirement.

Response 1 (06/26/2024 2:03PM)
Exception must be granted by the Investor. (Upheld)

Response 2 (07/12/2024 12:36PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 4/25/24 which supports the appraised value.	70% LTV. Experienced Investor. 9 months of reserves. 70% LTV. Experienced Investor. 9 months of reserves. 70% LTV. Experienced Investor. 9 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
130517	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was missing from the loan file. Response 1 (07/26/2024 1:05PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing.

Response 1 (07/26/2024 1:40PM)

(Clear) Program Parameters - Other-

The background report indicates a civil suit filed against the borrower XXXX File Number (XXXX) Investor guidelines indicate lawsuits are ineligible. In the even the guarantor is a party to any lawsuit, documentation must be obtained to determine whether the outcome will affect the borrower or guarantor's ability to repay as well as their assets/ collateral holdings. The loan file does not contain documentation supporting the outcome or amount of the case.

Response 1 (07/26/2024 1:41PM)
Aged judgement is not reflected as a title exception. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/10/24 which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
130696	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Appraisal - Other-

Guidelines require at least 3 sales comparable properties within 1 mile or the same zip code. Only 1 sales comparable property met the guidelines.

Response 1 (07/12/2024 12:58PM)
An Investor exception is required. (Upheld)

Response 2 (07/30/2024 11:37AM)
Waiver granted by Investor. (Waived)

(Open) Appraisal - Other-

Guidelines require all XXXX units to have a fully functioning kitchen. Unit B and Unit C only have a cooktop pictured. A range was not photographed for Unit B and Unit C.

Response 1 (07/12/2024 1:03PM)
If Unit B and C do not have a range, then an exception will be required. Otherwise, photos of the ranges are required. (Upheld)

Response 2 (07/30/2024 11:38AM)
Waiver granted by Investor. (Waived)

(Clear) Credit Report - Adverse Credit-

The borrower had one 30 day late mortgage payment in 1/2024. The required LOE was not provided.

Response 1 (07/12/2024 12:59PM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Other-

According to the VOM provided, the borrower defaulted on the loan that was refinanced on XXXX. The loan matured and a balloon payment was due, which was not paid.

Response 1 (07/12/2024 1:08PM)
Unless there is timeframe allowed to payoff after the Note matures, it is the same as a default. Balloons are due on or before the maturity date. (Upheld)

Response 2 (07/30/2024 11:38AM)
Waiver granted by Investor. (Waived)

(Open) Credit Report - Adverse Credit-

The borrower has a Timeshare Deed in Lieu of Foreclosure on 4/1/2019.

Response 1 (07/12/2024 1:12PM)
The borrower has 2 credit events. The referenced deed in lieu and failure to pay off a balloon note on or before maturity, which is a default. (Upheld)

Response 2 (07/30/2024 11:39AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA, dated 6/19/2024, supported the appraised value.	60% LTV. 1.13 DSCR. 99 months of reserves. 60% LTV. 1.13 DSCR. 99 months of reserves. 60% LTV. 1.13 DSCR. 99 months of reserves. 60% LTV. 1.13 DSCR. 99 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
131012	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal issued on 07/10/2024 was not disclosed within 3 days of the application date, 11/09/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) Compliance Finding - Missing Business Purpose Documentation-

There are additional Compliance Findings. The Business Purpose & Occupancy Affidavit was executed by the borrower; however, the signature was reflected on the notary public signature line.

Response 1 (08/01/2024 4:24PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Open) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Properties that are either vacant or noted as a short-term rental, a third-party rent estimate is required from XXXX. The appraisal dated 5/23/2024 reflects that the subject is vacant and all photos evidence a vacant property. The property is determined to be vacant at the time of the subject transaction. A XXXX third-party rent estimate is missing from the loan file for the subject property.

Response 1 (07/30/2024 3:09PM)
Vacancy with no rent requires a XXXX report to support the appraisal rent analysis. (Upheld)

Response 2 (08/09/2024 2:38PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/17/2024 was provided and supported the appraised value.	727 score. Experienced Investor. 10 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
129965		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/07/2024, which supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129966		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/07/2024, which supports value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
130348	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other-

The lender on the appraisal was XXXXl. The loan closed in the name of XXXX. The file did not contain an appraisal transfer letter.

Response 1 (07/12/2024 11:57AM)
Referenced documentation not received. (Upheld)

Response 2 (07/16/2024 1:42PM)
Documentation received is sufficient. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The subject transaction paid off a mortgage with XXXX. The file was missing the XXXX Verification of Mortgage and Payoff letter.

Response 1 (07/12/2024 12:05PM)
The payment history reflects one mortgage late payment over 30 days in the last 24 months. The loan is ineligible. (Upheld)

Response 2 (07/12/2024 12:53PM)
Apologies. The late payment does not make the loan ineligible. A letter of explanation is required. (Upheld)

Response 3 (07/16/2024 1:47PM)
Documentation received is sufficient. (Resolved)

(Open) Credit Report - Adverse Credit-

The borrower had three 30 day late payments over the prior 24 month period. The borrower's credit is ineligible according to the guidelines.

Response 1 (07/12/2024 12:03PM)
Exception must be granted by Investor. (Upheld)

Response 2 (08/06/2024 12:48PM)
Waiver granted by Investor. (Waived)

(Open) Program Parameters - LTV-

The subject is a duplex with 1 vacant unit. Investor classifies such as a vacant loan transaction, which requires a 5% reduction to the maximum allowed LTV of 70%. With the adjustment, the maximum allowed LTV was 65%, which exceeded the delivered LTV of 70%.

Response 1 (07/12/2024 11:54AM)
Page 15 of the Originator guide was utilized. (Upheld)

Response 2 (08/06/2024 12:47PM)
Waiver granted by Investor. (Waived)

(Clear) Program Parameters - Other-

The subject was a duplex with 1 vacant unit. Investor considers such as a vacant loan transaction, which requires a XXXX report with a confidence score of no less than 80% to support market rent. The XXXX report was not provided.

Response 1 (07/12/2024 11:52AM)
Referenced documentation not received. (Upheld)

Response 2 (07/16/2024 1:46PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA, dated 5/9/2024, supported the appraised value.	Experienced Investor. 23 months of reserves. Experienced Investor. 23 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
128553		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 10/31/2023 was not disclosed within 3 days of the application date, 09/05/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 12/05/2023 which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129213		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 06/21/2024 was not disclosed within 3 days of the application date, 09/05/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 04/01/2024 which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
130137		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 04/16/2024 was not disclosed within 3 days of the application date, 09/05/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Response 1 (07/30/2024 2:27PM) Commercial Blanket Liability received. Still missing HOI evidence. (Upheld) Response 2 (08/07/2024 11:37AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/29/2024 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130673	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 05/21/2024 was not disclosed within 3 days of the application date, 09/05/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Properties that are either vacant or noted as a short-term rental, a third-party rent estimate is required from XXXX. The appraisal dated 06/05/2024 reflects that the subject is vacant and all photos evidence a vacant property. The property is determined to be vacant at the time of the subject transaction. A XXXX third-party rent estimate is missing from the loan file for the subject property.

Response 1 (07/30/2024 3:04PM)
XXXX provided supported lower rent; however, recalculated DSCR of 1.14 still qualifies. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/21/2024 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130672	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 05/21/2024 was not disclosed within 3 days of the application date, 09/05/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Open) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Properties that are either vacant or noted as a short-term rental, a third-party rent estimate is required from XXXX. The loan file contains a copy of a lease signed XXXX and reflects a term of 02/15/2024 to 02/15/2025; however, the appraisal dated 06/04/2024, over 3 months after the lease term start date, reflects that the subject is vacant and all photos evidence a vacant property. The property is determined to be vacant at the time of the subject transaction. AXXXX third-party rent estimate is missing from the loan file for the subject property.

Response 1 (07/30/2024 2:51PM)
Vacancy with no rent requires a XXXX report to support the appraisal rent analysis. (Upheld)

Response 2 (08/08/2024 2:03PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/18/2024 which supports the appraised value.	1.24 DSCR. Experienced Investor. 701 score. 94 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
130526	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal issued on 05/28/2024 was not disclosed within 3 days of the application date, 02/15/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Open) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Properties that are either vacant or noted as a short-term rental, a third-party rent estimate is required from XXXX. The appraisal dated 5/22/2024 reflects that the subject is vacant and all photos evidence a vacant property. The property is determined to be vacant at the time of the subject transaction. A XXXX third-party rent estimate is missing from the loan file for the subject property

Response 1 (07/30/2024 2:48PM)
Vacancy with no rent requires a XXXX report to support the appraisal rent analysis. (Upheld)

Response 2 (08/08/2024 1:55PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/24/2024 was provided and supported the appraised value.	760 score. experienced Investor. 1.222 DSCR.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
130523	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal issued on 05/28/2024 was not disclosed within 3 days of the application date, 02/15/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only (Clear) Security Instrument - Name Discrepancy- The Entity's State on the Security Instrument, Florida, does not match the Entity State Vested Interest on Title, Nevada. Response 1 (08/09/2024 1:23PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Appraisal - Other-

There are additional appraisal findings. Lender guidelines state the origination appraisal must contain at least 3 comparable sales in the same zip code, or within 1 mile of the subject property. At least 1 comparable sale must be within 1 mile of the subject property. The origination appraiser provided 8 comparable sales; however, only 1 of the sales was located in the same zip code as the subject, and none of the sales were located within 1 mile of the subject as required.

Response 1 (07/30/2024 2:32PM)
Exception must be granted by Investor. (Upheld)

Response 2 (08/12/2024 9:23AM)
Originator exception acknowledged. Please provide Investor exception. (Upheld)

Response 3 (08/20/2024 9:57AM)
Waiver granted by Investor. (Waived)

(Clear) DSCR - Missing background check-

Lender guidelines require a Background Check to be pulled for each loan Guarantor, to be no more than 90 days old on the Note date. The loan file contained a Background Check for the borrower as required; however, the Background check in file was dated 03/22/2024 which was more than 90 days old on the Note Date of XXXX.

Response 1 (07/30/2024 2:32PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 06/07/2024 which supported the appraisal value.	760 score. Experienced Investor. 27 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
129855		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other- Guideline requirement has not been met. The Property Management Questionnaire was not provided in the file. Response 1 (07/26/2024 1:31PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 4/17/2024 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130554	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) State HPML- This loan failed the NC rate spread home loan test. (NC GS §24-1.1F(a)(7)). The loan is a rate spread home loan, as defined in the legislation. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Clear) Income - Missing or Incomplete Lease Agreement-

The loan file is missing pages 2-5 on both of the lease agreements on each of the two subject property units. Additional conditions may apply.

Response 1 (06/26/2024 1:49PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The hazard insurance on the subject property reflects rent loss coverage of $11,000. The rental amount used in the DSCR calculation is $2200. The rent loss coverage of $11,000 is insufficient to cover the minimum required 6 months rent loss coverage ($11,000 / 6 = $1833.33).

Response 1 (06/26/2024 1:52PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The subject hazard insurance is missing the required general liability of at least per occurrence minimum coverage of $500,00 and aggregate coverage of $1,000,000.

Response 1 (06/26/2024 1:44PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/13/24 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130019		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal issued on 04/08/2024 was not disclosed within 3 days of the application date, 05/24/2023. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Open) DSCR - Program Parameters - Other- Per Lender's guides the minimum credit score is 660. However, the borrower's qualifying score is 657, which is below the minimum credit score required. Response 1 (07/30/2024 2:17PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 5/9/2024, which supports the appraised value.	68.654% LTV. Experienced Investor. 21 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
129779		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 04/11/2024 was not disclosed within 3 days of the application date, 02/20/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 05/01/2024 which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129812	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal issued on 03/26/2024 was not disclosed within 3 days of the application date, 03/09/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Clear) Security Instrument - Incomplete-

The following sections of the Security Instrument (Mortgage/Deed of Trust) are incomplete: The Notary section is missing the type of identification that was presented to the Notary.

Response 1 (08/01/2024 3:07PM)
The notary would have to make the correction on the mortgage in the space indicated and initial the changes. The other option is to provide a scriveners affidavit to be recorded or re-recorded with the mortgage. (Upheld)

Response 2 (08/09/2024 1:17PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Appraisal - Missing required 1004 D-

Missing required 1004 to validate value or required repairs. Per the appraisal contained in the loan file, reflects the subject property is under construction. However, the loan file does not contain a 1004D to validate the subject is completed.

Response 1 (07/30/2024 2:09PM)
Still missing 1004D. (Upheld)

Response 2 (08/02/2024 2:36PM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost.

Response 1 (07/30/2024 2:12PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/18/2024, which supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
130996	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Mortgage History - Missing/Incomplete-

The subject transaction paid off a mortgage with XXXX. The mortgage not reported on the credit report and a VOM not provided as required.

Response 1 (07/26/2024 2:08PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property Income-

DSCR program. Current lease provided. In addition, proof of rental payments received required and is missing from the file.

Response 1 (07/29/2024 7:29AM)
Lease does not expire until 3/1/2025. Appraisal reflects currently rented. Nothing further is required. (Void)

(Open) Program Parameters - Other-

Guidelines require minimum DSCR 1.15 with loan amount less than $150,000. The loan closed with a loan amount of $XXXX and DSCR 1.122; requirement has not been met.

Response 1 (07/29/2024 7:24AM)
Please provide updated guideline. (Upheld)

Response 2 (07/30/2024 3:07PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/24/24 which supports the appraised value.	713 score. Experienced Investor. 226 months of reserves.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
130995	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Prepayment Rider states a 5 year prepayment term, however it shows the expiration of the prepayment prior to closing. Response 1 (08/01/2024 4:19PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Hazard Insurance - Missing/Insufficient-

The hazard policy reflects the effective and expiration dates of XX/XX/XXXX to XX/XX/XXXX. The subject loan closed XXXX. Guidelines require a policy that expires less than or equal to 90 days to provide a renewal policy and to be paid up for at least 1 year at closing. The policy expires less than 90 days from the closing date. Renewal policy and evidence paid in full not provided. The HUD does not reflect was paid at closing.

Response 1 (07/29/2024 7:21AM)
Still missing a copy of the renewal. (Upheld)

Response 2 (08/08/2024 2:12PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property Income-

DSCR program. Current lease provided. In addition, proof of rental payments received required and is missing from the file.

Response 1 (07/29/2024 7:20AM)
Lease does not expire until 1/1/2025. Appraisal reflects currently rented. Nothing further required. (Void)

(Open) DSCR - Program Parameters - Other-

Guidelines require minimum DSCR 1.15 with loan amount less than $150,000. The loan closed with a loan amount of $XXXX and DSCR 1.048; requirement has not been met.

Response 1 (07/29/2024 7:11AM)
Waiver must be granted by Investor. (Waived)

Response 2 (08/08/2024 2:15PM)
Waiver granted by Investor. (Waived)

(Clear) Mortgage History - Missing/Incomplete-

The subject transaction paid off a mortgage with XXXXl. The mortgage not reported on the credit report and a VOM not provided as required.

Response 1 (07/26/2024 2:05PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

The subject property is located in the state of PA. The loan closed with a loan amount of $XXXX with a declining prepayment penalty for the 1st 5 years based on the amount of prepaid (5%, 4%, 3%, 2%, 1%). Guidelines do not allow a prepayment penalty for a loan balance less than or equal to $312,159.

Response 1 (07/29/2024 7:16AM)
There is a pre-payment addendum to the Note and a pre-payment rider to the Mortgage, which was recorded. New addendum and rider reflecting no pre-payment. Evidence corrected rider was recorded. (Upheld)

Response 2 (08/02/2024 2:39PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an Appraisal Risk Review dated 6/25/24 which supports the appraised value.	Experienced Investor. 211 months of reserves. 713 score.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
130406		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other- The loan file is missing the required executed Guaranty between the entity, XXXX and the members, XXXX each with 50% ownership. Response 1 (06/26/2024 1:40PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/6/24 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
130988	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 07/01/2024 was not disclosed within 3 days of the application date, 01/09/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) Credit Report - Alerts-

The credit report contains a fraud alert with the borrower's contact phone number in order to extend credit. Guidelines require all fraud alerts to be cleared/addressed by the borrower and is missing from the file.

Response 1 (08/08/2024 2:08PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property Income-

DSCR program, XXXX unit property with current leases provided. In addition, proof of rental payments received required and is missing from the file.

Response 1 (07/26/2024 1:58PM)
Explanation received is sufficient. (Void)

(Clear) Borrower - Identification-

The borrower is a guarantor. Guidelines require a copy of a photo ID, passport, military ID, state ID card, or similar, and is missing from the file (front and back if applicable).

Response 1 (07/26/2024 1:47PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/25/24 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
135403		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (06/14/2024 3:51PM) Document provided is sufficient to cure the exception. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 05/03/2024, which support the original appraised values.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
138146		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (06/14/2024 3:51PM) Document provided is sufficient to cure the exception. (Resolved)	(Open) Appraisal - Other- There are additional appraisal findings. Per program guidelines, the minimum gross living area square footage for a single family residence is XXXX square feet. The property located at XXXX consists of only XXXX square feet. Response 1 (06/12/2024 11:51AM) A copy of the exception was not provided. In addition, the exception must be approved by the Investor. (Upheld) Response 2 (06/17/2024 8:23AM) Awaiting Investor response. (Upheld) Response 3 (06/17/2024 9:39AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 04/23/2024 and 04/24/2024, which support the original appraised values.	762 score. 1.45 DSCR. Experienced Investor.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
139896		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (06/14/2024 3:51PM) Document provided is sufficient to cure the exception. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 04/11/2024 - 04/24/2024, which support the original appraised values.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
141567	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.

(Open) Note - Incomplete-

The following section of the Note is incomplete: The loan agreement was not signed by the lender.

(Clear) HUD1 - Missing (All)-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result a full compliance review could not be performed.

Response 1 (08/26/2024 3:29PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) DSCR - Missing HUD- Missing HUD as required. Additional conditions could apply. Response 1 (08/23/2024 1:16PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated 05/31/2024, which supports the original appraised values.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
139558	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Clear) Note - Incomplete- The following section(s) of the Note is incomplete: The loan agreement is not executed by the lender. Response 1 (06/14/2024 3:51PM) Document provided is sufficient to cure the exception. (Resolved)	(Open) Hazard Insurance - Missing/Insufficient-

The hazard insurance policy on the subject property did not reflect sufficient coverage. The guidelines require a minimum of 6 months rental loss coverage determined by the qualifying rent amount. The qualifying rent is $1,820 per month. Therefore, $10,920 in rent loss coverage was required. The evidence of insurance in the loan file reflected rent loss coverage of $10,740 which is insufficient.

Response 1 (06/24/2024 3:28PM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Missing background check-

Missing background check per guidelines. Theguidelines require a background report including a search for liens and judgments for all guarantors. The loan file is missing the background report for the guarantor.

Response 1 (06/12/2024 1:01PM)
Guides indicate a credit report is not required; however, the background check section does not exclude foreign nationals. (Upheld)

Response 2 (06/24/2024 3:29PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 04/30/2024 which supports the appraised value.	65% LTV. 2.128 DSCR. Experienced Investor. 41 months of reserves. 65% LTV. 2.128 DSCR. Experienced Investor. 41 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
139241		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Clear) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Response 1 (06/14/2024 3:51PM) Document provided is sufficient to cure the exception. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 5/6/2024 was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
139481	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note incomplete: The Loan Agreement was not executed by the Lender. Response 1 (06/14/2024 3:51PM) Document provided is sufficient to cure the exception. (Resolved) (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Credit Missing - One or More Reports Missing-

The origination credit report for the Guarantor, XXXX, was not provided.

Response 1 (06/12/2024 12:51PM)
Explanation received is sufficient. (Resolved)

(Open) DSCR - Missing background check-

Missing background check per guidelines for the Guarantor, XXXX, to include litigation, criminal history and judgment/lien search.

Response 1 (06/13/2024 10:53AM)
The guide indicates a credit report is not required. The guide does not indicate that a Foreign National is excluded from the background check required. (Upheld)

Response 2 (06/24/2024 2:59PM)
Waiver granted by Investor. (Waived)

(Clear) Borrower - Residency Alien Documentation-

The application for the guarantor, XXXX, did not indicate whether the borrower was a US Citizen or a permanent/non-permanent resident. The guarantor's XXXX passport was provided. The bank statements reflected a North Carolina address for the guarantor. Documentation is required to determine if the guarantor is a permanent or non-permanent resident. Additional conditions may apply.

Response 1 (06/12/2024 12:55PM)
Explanation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 4/29/2024 was provided and supported the appraised value.	65% LTV. 1.39 DSCR. Experienced Investor. 19 months of reserves. 65% LTV. 1.39 DSCR. Experienced Investor. 19 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
137295		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Clear) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. Response 1 (06/14/2024 3:51PM) Document provided is sufficient to cure the exception. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 4/2/2024 was provided and supported the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
140043	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.

Response 1 (09/05/2024 2:49PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Security Instrument - Name Discrepancy-

The Vested Interest on the Security Instrument is inconsistent with Title. There is no evidence in the loan file that the Vested Interest on Title deeded the property to the Borrower.

Response 1 (09/05/2024 2:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Hazard Insurance deductible over allowed 5% of coverage amount.- Deductible over the allowed 5% of coverage amount. Coverage is $XXXX and deductible was $10,000 ( > $7,400 max). Response 1 (09/12/2024 4:44PM) Documentation received is sufficient. (Resolved) (Clear) Title Commitment - Other- The current title vesting and appraisal "owner of record," reflect XXXX" vs. the Borrowing Entity/Guarantor (XXXX). Response 1 (09/05/2024 2:26PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/22/2024 that supports the appraised value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
133440		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) Program Parameters - Property Type- The subject loan does not meet Program Parameters for Property Type (Manufactured Homes not eligible). Response 1 (08/26/2024 3:35PM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 05/03/2024 which supports the original appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
138680		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was missing page 17 of 17, executed by the Lender. Response 1 (08/29/2024 1:29PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) Program Parameters - LTV- Original LTV was calculated using the higher of the appraised value of $XXXX vs Purchase price of $XXXX. Using the purchase price for the property, the LTV increased from 61.674% to 68.945%, which exceeds the maximum of 65% for a foreign national. Subject is delayed purchase within 6 months prior to origination date. Response 1 (08/14/2024 12:14PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 5/22/2024, that supports the value.	1.11 DSCR. 17 months of reserves.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
141048		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/20/2024 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141642	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Final Application - Missing-

The Final application is missing as required by guides.

Response 1 (09/05/2024 2:19PM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Rental Property/Missing Lease-

Per Lender's guides a lease agreement is required for refinance transactions, unless the borrower provides an acceptable letter of explanation. The subject transaction is a rate and term refinance, which the property was purchased on XXXX. However, the loan file is missing an active lease and/or a letter of explanation from the borrower regarding the vacancy as required. Additional conditions may apply.

Response 1 (08/23/2024 1:04PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/25/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
142740		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/18/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143448		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/12/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141069		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/10/2024 which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
143953		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/27/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
138210		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 6/20/2024, that supports the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141650		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 5/28/2024, that supports the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
139514		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CD dated 6/4/2024 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
142655		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/24/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
142984		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan agreement is not signed by the lender.	(Open) Income - Rental Property/Missing Lease- The subject property is not currently leased as required per investor guidelines on single family refinance transactions. The loan file does not contains a lease and the appraisal indicates the subject property is vacant. Response 1 (08/19/2024 1:36PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/13/24 which supports the appraised value.	1.29 DSCR. Experienced Investor. 112 months of Reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
142985		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) Income - Missing or Incomplete Lease Agreement- Investor guidelines require single family residence to be leased at the time of closing for all refinance transactions. The loan file does not contains documentation supporting the subject property is currently leased and the appraisal indicates the property is vacant. Response 1 (08/19/2024 1:39PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/20/24 which supports the appraised value.	725 score. 1.32 DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
142986		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) Income - Rental Property/Missing Lease- Investor guidelines require a single family residence to be leased at time of closing. The loan file does not contain any evidence the property is leased and the appraisal indicates the property is vacant. Response 1 (08/19/2024 1:43PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/18/24 which supports the appraised value.	1.43 DSCR. Experienced Investor. 125 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
141627		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/07/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
142443		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Final Application - Missing- The Final application is missing as required by guides. Response 1 (09/05/2024 11:59AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/17/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
143165	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. The subject transaction is a purchase of a XXXX unit property. Per the appraisal, all XXXX units are leased. Guidelines require a copy of the leases for review as they are being transferred to the borrower; however, the file did not contain any leases. Additional conditions may apply upon receipt.

Response 1 (08/19/2024 1:51PM)
Waiver granted by Investor. (Waived)

(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Assets were required in the amount of $86,563 ($3,000 EMD + $61,928 funds due at closing + $21,635 reserves). Assets were verified in the amount of $81,823 (Honor CU $81,823) resulting in short reserves in the amount of $4,740.

Response 1 (08/19/2024 1:52PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/25/2024 which supports the appraised value.	761 score. 1.37 DSCR. Experienced Investor. 761 score. 1.37 DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
143052	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Program Parameters - LTV-

The original LTV of 67% was calculated using the higher of the appraised value $XXXX vs Cost basis/Purchase price $1XXXX and should be lower of. The subject property was purchased XXXX (less than 3 months and now considered a purchase transaction) for $XXXX with cost to close of $6,656.72 and rehab costs of $42,300 totaling $XXXX. Per investor guidelines the lessor should be used which decreases the LTV for 67% to 102.114% LTV which exceeds lender guidelines.

Response 1 (08/26/2024 3:58PM)
Waiver must be granted by Investor. (Upheld)

Response 2 (09/05/2024 2:40PM)
Waiver must be granted by Investor. (Waived)

Response 3 (09/05/2024 3:01PM)
Upon further review, appraised value can be used. Exception not required. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/27/24 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
143058		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Program Parameters - LTV- The original LTV 67% of was calculated using the higher of the appraised value $XXXX vs Cost basis/Purchase price of $XXXX and should be lower of. The subject property was purchased XXXX (less than 3 months an considered a purchase transaction) for $XXXX closing cost of $4,869.29 and a Rehab Cost of $41,500 totaling $XXXX which decreases the LTV from the acceptable 67% to 109.313% which exceeds investor guidelines. Response 1 (09/05/2024 2:52PM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/21/24 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
143123	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Program Parameters - LTV-

The original LTV of 67% was calculated using the higher of the appraised value $XXXX vs Cost basis/Purchase price of $XXXX and should be lower of. The subject property was purchased XXXX (less than 3 months and considered a purchase per investor guidelines) for $XXXX closing cost of $4,592.62 and rehab cost of $32,250 totaling $XXXX. This decreased to LTV from 67% to 109.444% LTC which exceeds investor guidelines.

Response 1 (08/26/2024 4:01PM)
Waiver must be granted by Investor. (Upheld)

Response 2 (09/05/2024 5:07PM)
The subject was rehabbed. Appraised value used to determine LTV. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/20/24 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
144155		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) Program Parameters - LTV- The original LTV of 67% was calculated using the higher of the appraised value $XXXX vs Cost basis/Purchase price $XXXX and should be lower of. The subject property was purchased XXXX (less than 3 months considered a purchase) for $80,000 with closing cost $XXXX and rehab cost $44,450 totaling $XXXX. This increased the LTV to 104.290% which exceeds the investor limit of 80%. Response 1 (08/26/2024 4:04PM) Waiver must be granted by Investor. (Upheld) Response 2 (09/05/2024 5:19PM) The subject was rehabbed. Appraisal used to determine LTV. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/27/24 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
140153		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Title Commitment - Missing/Incomplete- The title commitment/policy was not provided as required. Response 1 (08/23/2024 12:56PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/12/2024 was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
142245	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.

Response 1 (09/10/2024 2:39PM)
The documentation provided is not sufficient to cure the finding. The Note has been provided. Please provide the Loan Agreement executed by the Lender for review. (Upheld)

(Clear) Income - Rental Property/Missing Lease-

The subject transaction is a cash out refinance. The lender guidelines required the subject to be occupied and required a copy of the existing lease agreement. The appraisal reflected the property was tenant occupied and comparable rent schedule reflected a lease term for the subject from 6/1/2024 - 5/31/2025 with a rent amount of $1,800. The subject's lease supporting the monthly rents was not provided as required.

Response 1 (08/27/2024 10:18AM)
Documentation received is sufficient. (Resolved)

(Clear) Final Application - Missing-

The Final application for the guarantor on the subject loan was not provided as required.

Response 1 (09/10/2024 1:20PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/12/2024 was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
142249	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.

Response 1 (09/10/2024 2:41PM)
The documentation provided is not sufficient to cure the finding. The Note has been provided. Please provide the Loan Agreement executed by the Lender for review. (Upheld)

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

								(Clear) Final Application - Missing- The Final application for the Guarantor was not provided as required. Response 1 (09/10/2024 1:22PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/11/2024 was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
140335		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/18/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143423		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) Program Parameters - Other- The subject loan was a cash out refinance. The appraisal indicated the subject property was vacant. The lender guidelines for a refinance transaction required the subject property to be leased at the time of closing. The file did not contain evidence of a lease of the subject property or a letter of explanation outlining the reason for the unit's vacancy as required. Response 1 (08/19/2024 2:08PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/25/2024 was provided and supported the appraised value.	Experienced Investor. 62.838% LTV. 67 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
143808		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Open) Program Parameters - Other- The subject loan was a cash out refinance. The appraisal indicated the subject property was vacant. The lender guidelines for a refinance transaction required the subject property to be leased at the time of closing. The file did not contain evidence of a lease of the subject property or a letter of explanation outlining the reason for the units vacancy as required. Response 1 (08/20/2024 10:02AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/25/2024 was provided and supported the appraised value.	803 score. Experienced Investor. 73 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
143305		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Guidelines state for refinance transactions, single family properties must be leased at the time of closing. Exception can apply if a rationalized LOX is provided. The subject property is vacant per the appraisal. The file did not contain an LOX outlining the reason for the unit's vacancy to meet guideline requirements. Response 1 (08/19/2024 1:56PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/20/2024 which supports the appraised value.	752 score. 1.29 DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
143376		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/17/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
142244		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/24/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144589		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 6/18/2024, that supports the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
139762		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) Final Application - Missing- The Final application is missing as required by guides. Response 1 (08/30/2024 2:02PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/2/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
143195		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/20/2024 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
142366	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.

Response 1 (09/10/2024 3:10PM)
The documentation provided is not sufficient to cure the finding. The Note has been provided. Please provide the Loan Agreement executed by the Lender for review. (Upheld)

(Open) Program Parameters - LTV-

The original LTV of 75% was calculated using the higher of the appraised value vs Cost basis/Purchase price and should be lower of. The subject was recently purchased onXXXX (less than 3 months making it considered a purchase) for XXXX with a cost to close of $32,720.02 and an additional rehab budget of $25,000. The total of $XXXX is lower than the current appraised value of $XXXX. LTC is not 95.248% which exceeds investor guidelines.

Response 1 (08/26/2024 3:56PM)
Waiver must be granted by Investor. (Upheld)

Response 2 (09/10/2024 1:40PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/26/24 which supports the appraised value.	760 score. Experienced Investor. 1.40 DSCR. 43 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
143606	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Assets - Minimum Reserves-

Assets were required in the amount of $14,847 ($665 funds to close + $14,182 reserves) Assets were verified in the amount of $6,818 resulting in short reserves in the amount of $8,029.

Response 1 (09/10/2024 1:57PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - LTV-

Subject property was purchased by guarantors XXXX which is less than 3 months from Note date XXXX. Per the guidelines, when a property is purchased less than 3 months from the Note date, the transaction will be treated as a purchase. Therefore, LTV calculated per cost basis: Purchase price $XXXX + closing costs + $30,385.93 + Rehab costs $10,950 (per document provided) = $XXXX. Loan amount $XXXX / $XXXX = 106.62% LTV which exceeds maximum LTV of 80%. The LTV was calculated at origination using the higher of the appraised value versus cost basis.

Response 1 (09/10/2024 2:00PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

Per the guidelines, when a lease is month-to-month, a signed affidavit confirming long-term intent is required. The file is missing the required documentation.

Response 1 (09/10/2024 1:44PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/26/2024 which supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
143397		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. An XXXX Risk Management desk review dated 6/11/2024 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141032		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/24/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144233		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/24/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144235		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/24/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143635		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/26/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144214		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/24/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
142750	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. Guidelines state for refinance transactions, single family properties must be leased at the time of closing. Exception can apply if a rationalized LOX is provided. The subject property is vacant per the appraisal. Provide an LOX outlining the reason for the unit's vacancy to meet guideline requirements.

Response 1 (08/19/2024 1:30PM)
Waiver granted by Investor. (Waived)

(Open) DSCR - Missing background check-

Guidelines state background check must be dated within 90 days of the loan's closing date. Background check on file is dated 03/25/2024 and note date is XXXX. The background check is 91 days from the note date, which means it is expired. Provide updated background check to meet guideline requirements.

Response 1 (08/19/2024 1:30PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/14/2024, which supports the appraised value.	665 score. Experienced Investor. 407 months of reserves. 665 score. Experienced Investor. 407 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
144270		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Open) DSCR - Program Parameters - Other- Per Lender's guides, single family properties must be leased at the time of closing for refinance transactions. Exception can apply if a rationalized LOX is provided. However, the subject property is vacant per the appraisal and there is no lease, nor an LOX is in the loan file. Additional conditions may apply. Response 1 (08/20/2024 10:09AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/26/2024, which supports the appraised value.	775 score. 1.36 DSCR. Experienced Investor. 574 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
140810	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Open) Note - Incomplete-

The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.

Response 1 (09/10/2024 2:35PM)
The HUD provided in rebuttal does not address defect. (Upheld)

(Clear) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A

Response 1 (09/10/2024 2:34PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Appraisal - Missing required 1004 D-

The appraisal was completed as-is; however, the appraisal indicates that the subject property is 99% complete with noted items left for completion including final clean, installation of missing exterior roof trim and missing appliances (not on site). The file is missing 1004D reflecting the newly constructed home is 100% complete.

Response 1 (08/26/2024 3:38PM)
Referenced documentation not received. (Upheld)

Response 2 (08/30/2024 2:08PM)
Roof trim photo received. Still missing kitchen photos. Please send only photos. We cannot view a video. (Upheld)

Response 3 (09/05/2024 11:19AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 6/5/2024, that supports the value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
140969		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/17/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
140944		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only. (Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/17/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
139834		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/21/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141008	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (09/10/2024 2:37PM)
The documentation provided is not sufficient to cure the finding. The Note has been provided. Please provide the Loan Agreement executed by the Lender for review. (Upheld)

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Guidelines state the lease must be in the name of a member of the borrowing entity, the borrowing entity, or their verified property manager, as landlord. The property management agreement provided is not signed by the borrower or a member of the borrowing entity. Provide updated property management agreement with member of entity's signature or equivalent documentation to meet guideline requirements for the subject lease.

Response 1 (09/12/2024 4:49PM)
Documentation received is sufficient. (Resolved)

(Clear) Appraisal - Appraisal Missing-

Missing required appraisal from file. Guidelines state a USPAP and FIRREA compliant interior appraisal from a state licensed appraiser who is independent of RCN and borrower is required on all loans. Appraisal should contain a customary independence certificate by the appraiser. The appraisal should be on the applicable form required by Fannie Mae guidelines for 1-4 Family properties (e.g., FNAM 1004/FH 70, FNMA 1073/FH 465, or FNMA 1025). This is required and missing from the loan file. File contains CDA and an appraisal review from the lender.

Response 1 (08/26/2024 3:52PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Third party rent estimate-

Missing required Third party rent estimate per guidelines. Guideline state all properties must include a market rent addendum to verify market rents associated with the subject property. This is missing from the loan file to support DSCR calculation.

Response 1 (08/26/2024 3:54PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/24/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
142267	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (09/10/2024 3:09PM)
The documentation provided is not sufficient to cure the finding. The Note has been provided. Please provide the Loan Agreement executed by the Lender for review. (Upheld)

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Guidelines state the lease must be in the name of a member of the borrowing entity, the borrowing entity, or their verified property manager, as landlord. The property management agreement provided is not signed by the borrower or a member of the borrowing entity. Provide updated property management agreement with member of entity's signature or equivalent documentation to meet guideline requirements for the subject lease.

Response 1 (09/10/2024 1:33PM)
Lease provided does not address defect. (Upheld)

Response 2 (09/12/2024 4:52PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/06/2024, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
143308	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. Guidelines state the leases must be in the name of a member of the borrowing entity, the borrowing entity, or their verified property manager, as landlord. They also must be signed by the borrower/guarantor(s) as landlord. The leases provided for apartment A and B are in the name of a previous owner and not signed by the borrower/guarantor. A new lease or an amendment to the lease updating the borrower/guarantor as landlord signed by the borrower/guarantor and tenant is required to meet guidelines.

Response 1 (08/19/2024 1:59PM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/21/2024, which supports the appraised value.	68.355% LTV. Experienced Investor. 779 score.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
143377		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. Guidelines state the lease agreement must be executed by the borrower/ guarantor. The lease provided for the subject property is only signed by the tenant, provide updated lease that is fully executed by the tenant and the borrower/guarantor. Response 1 (08/19/2024 2:03PM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/24/2024, which supports the appraised value.	179 months of reserves. 1.60 DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
141758		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender, (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 06/27/2024 which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141988		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: Page 16 of the Loan Agreement is missing. Response 1 (08/28/2024 4:30PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 06/14/2024, which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
140480		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 05/03/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143144		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/26/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
139312		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/5/2024 that supports the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
139313		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/05/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144508		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/08/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
137591		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 04/18/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143836		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/12/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144407		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 7/11/2024 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144320	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (08/28/2024 4:27PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement is missing (Page 11 of 17) and (Page 12 of 17).

Response 1 (08/28/2024 4:26PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/27/2024 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
144322		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/27/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141731		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/05/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
140585		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 7/05/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144538		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) DSCR - Program Parameters - Other- Guideline requirement has not been met. The property management questionnaire is missing from the loan file. Response 1 (08/26/2024 3:17PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/05/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
141821		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/05/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143596	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The last page of the Loan Agreement was missing; it could not be determined if it was executed by the Lender.

Response 1 (08/28/2024 4:24PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA, dated 7/1/2024, which supported the value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
143822		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 7/02/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143225		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 07/01/2024 which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
141570		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/17/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
139880		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) Income - Missing or Incomplete Lease Agreement- Investor guidelines require single family residence to be leased at the time of closing for all refinance transactions. Appraisal reflected subject was vacant; however, the comparable rent schedule indicated "if currently rented with lease amount of $2,500 and date lease begins and ends of unknown. The file did not contain a lease agreement to support the terms of the lease. Response 1 (08/20/2024 10:27AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 7/03/2024 was provided and supported the appraised value.	Experienced Investor. 777 score. 160 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
141619		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) Hazard Insurance - Missing/Insufficient- The lender guidelines required homeowners insurance to included some form of Liability Protection coverage. The XXXX policy provided did not indicate that liability protection coverage was included in the subject's overall coverage. Response 1 (09/04/2024 11:31AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/28/2024 was provided and supported the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
141772		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/10/2024 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143309		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/27/2024 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144088		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/18/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143934	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Title Commitment - Other-

There are additional findings regarding the title commitment. The title commitment in the loan file reflected a requirement for the entity documents for XXXX, to include a copy of the Operating Agreement, Articles of Organization, Current Annual Filing, current Roster of Membership, a Resolution signed by ALL members for signing authority due to the property being vested in the name of this entity. While the property was quit claim deeded to the subject borrower entity of XXXX, the entity documents for 1701 XXXX were not present in the loan file.

Response 1 (09/03/2024 3:25PM)
Title provided still reflects the requirement. (Upheld)

Response 2 (09/09/2024 12:00PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/28/2024 which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
140888		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 05/28/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144788		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/22/2024 that supported the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143601		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/25/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
140813		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/25/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141957	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (08/28/2024 3:32PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement is missing the Closing Date on page 1.

Response 1 (08/28/2024 3:33PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Income - Missing or Incomplete Lease Agreement- Investor guidelines require single family residence to be leased at the time of closing for all refinance transactions. The loan file does not contains documentation supporting the subject property is currently leased and the appraisal indicates the property is vacant. Response 1 (08/20/2024 10:54AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 6/25/2024 was provided and supported the appraised value.	769 score. Experienced Investor. 45 months of reserves.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
142714		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 6/28/2024, that supports the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143414		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated 6/18/2024, that supports the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143925		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/27/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141617		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/24/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
142828		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/11/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
142830		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA dated 7/11/2024 was provided and supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
130616		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Income - Rental Property/Missing Lease- The rental income was not properly documented per guidelines. The Lease agreement is required but missing from the loan file for the XXXX unit of the subject property. Response 1 (08/20/2024 10:12AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a Desktop valuation, dated 06/13/2024 which supports the appraised value.	65% LTV. Experienced Investor. 1.772 DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
144540		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) DSCR - Program Parameters - Other- Guideline requirement has not been met. The guidelines require that the subject property be occupied by a tenant for all refinances. The appraisal reflects the subject property is vacant and no lease was provided. Response 1 (08/20/2024 11:04AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/28/2024 which supports the appraised value.	754 score. Experienced Investor. 22 months of reserves.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
143366		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/09/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143754		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/08/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141530		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/14/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
139863		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 6/12/204 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144121		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 07/08/2024, which supports the original appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144173		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.	(Clear) Credit - Other- There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in an entity; however, the loan file did not contain a Certificate of Good Standing for the business as required per the guidelines for vesting. Response 1 (09/04/2024 11:48AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/2/2024 that supported the value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
143415		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 07/01/2024 which supported the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141077		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 7/2/2024 that supported the value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144583		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 6/26/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
141880	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (08/26/2024 1:36PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement is missing the Closing Date on page 1.

Response 1 (08/26/2024 1:36PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/25/2024 which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
143014		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Income - Missing or Incomplete Lease Agreement- Missing Lease agreement per guidelines. The subject is a XXXX-unit property and reflects 1 of XXXX units as tenant occupied on the appraisal; however, a copy of the lease is not present in the loan file. Response 1 (08/20/2024 10:57AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/14/2024 which supports the appraised value.	169 months of reserves. Experienced Investor. 1.334 DSCR.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
143124		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. (Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/21/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144364		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The Note - Incomplete. The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Open) Credit Report - Adverse Credit- Adverse credit not explained in the file. The co-borrower's credit report reflects a charge-off with XXXX with a balance of $844 not explained in the file as required. Response 1 (08/20/2024 11:02AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/09/2024 which supports the appraised value.	24 months of reserves. 1.60 DSCR. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
143120	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The subject loan closed in the name of an entity; however the loan file did not contain a Certificate of Good Standing as required per guidelines for entity vesting.

Response 1 (09/03/2024 3:16PM)
Documentation received for XXXX is not the subject XXXX. (Upheld)

Response 2 (09/11/2024 1:15PM)
Documentation received is sufficient. (Resolved)

(Clear) Credit - Other-

There are additional observations that could impact the credit decision and/or quality of the loan. The public records background search resulted in XXXX; however, the loan file did not contain documentation regarding the offense reason as required per guidelines to determine program eligibility. ***Additional Conditions May Apply ***

Response 1 (09/12/2024 4:58PM)
We agree. The first one is XXXX miles over the speed limit, which is self-explanatory. The second one has no offense no and case number. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated 6/24/2024 that supported the value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
142374		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/06/2024, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
144047		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section(s) of the Note is incomplete: The Loan Agreement is not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/17/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
143630		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA dated 6/27/24 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
139385		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/18/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
135066		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- Note - Incomplete. The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Open) Credit - Other- DSCR purchase of XXXX unit multi-family. The purchase contract reflects existing leases to be delivered to buyer within 7 days of acceptance and are missing from the file (property is managed by a property management company per the purchase contract). Response 1 (08/20/2024 10:19AM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated 7/05/24 which supports the appraised value.	813 score. 43.60% LTV. 1.74 score. Experienced Investor.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
142823		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Lender did not execute the Loan Agreement.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/10/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
142856		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated 06/24/2024 which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24-04640		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 04/29/2024 which supports the original appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
24-04899		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 05/30/2024 was not disclosed within 3 days of the application date, 05/09/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 2.1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
24-04760		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Open) HMDA - Government Monitoring- The Government Monitoring Section on the application was not completed. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13 (Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 05/24/2024 was not disclosed within 3 days of the application date, 04/24/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
24-04756	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced Rider is missing: PUD Rider.

Response 1 (06/17/2024 1:08PM)
The information provided is sufficient to clear the finding. (Resolved)

(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on 05/28/2024 was not disclosed within 3 days of the application date, 04/26/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Open) HMDA - Government Monitoring-

The Government Monitoring Section on the application was not completed. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13

(Clear) Assets - Cash to Close-

Assets were required in the amount of $XXXX ($1,825 POC + $XXXXfunds to close + $20,855.16 reserves). The file only contains documentation verifying an EMD wire for $1,000 on 4/26/24 and a wire for closing funds for $162,572.83 on 5/28/24 to the title company. The file does not contain documentation for source of funds for each wire. In addition, the file does not contain any other asset documentation resulting in borrower short funds to close in the amount of $825 and short reserves $20.855.16. Additional conditions may apply.

Response 1 (06/14/2024 8:55AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score 1.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
24-04871	XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late-

The Notice of Right to Receive Copy of Appraisal, issued on 05/24/2024 was not disclosed within 3 days of the application date, 05/06/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only

(Open) Flood Insurance - Escrow Notice-

The loan was subject to Flood Insurance and the Notice of Requirement to Escrow Flood Insurance Premiums is missing. National Flood Insurance Act (NFIA) & Implementing Regulations 42 USC 4012a(d) // 12 CFR 208.25(e)(2)

(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced Legal Addendum is missing: Exhibit A/Legal Description.

Response 1 (06/17/2024 1:33PM)
The information provided is not sufficient to cure the finding. Under section 1.17 of the Mortgage, Exhibit A with the Legal Description is referenced and is to be made part of the Mortgage. Please provide Exhibit A for review. (Upheld)

Response 2 (06/18/2024 12:45PM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score 1.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
24-04755		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 05/23/2024 was not disclosed within 3 days of the application date, 04/25/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) DSCR - Missing background check- Missing background check per guidelines. Borrowing Entity (XXXX) will require a full background report through XXXX (unless created within 180 days of application). Entity formed XXXX; note date XXXX. Response 1 (06/14/2024 8:47AM) Referenced documentation not received. (Upheld) Response 2 (06/18/2024 9:40AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA report dated 05/07/2024 which supports the original appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
24-04804		XXXX	XX/XX/XXXX	$XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on 05/29/2024 was not disclosed within 3 days of the application date, 04/30/2024. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c) Informational Only	(Clear) DSCR - Missing Entity Documentation- The loan file is missing the Current Operating Agreement as required per investor guidelines. Response 1 (06/14/2024 8:51AM) Referenced documentation not received. (Upheld) Response 2 (06/18/2024 9:43AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. he loan file contains a CDA dated 5/9/24 which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A